BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
April 30, 2023
Consolidated Schedule of Investments
(unaudited)
April 30, 2023
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Australia — 6.4%
Commonwealth of Australia
(a)
3.00%, 09/20/25 ............ AUD 3,446 $ 3,409,177
0.75%, 11/21/27 ............ 2,956 2,317,686
2.50%, 09/20/30 ............ 2,932 2,951,345
0.25%, 11/21/32 ............ 1,757 1,189,800
2.00%, 08/21/35 ............ 1,864 1,713,032
1.25%, 08/21/40 ............ 1,864 1,469,545
1.00%, 02/21/50 ............ 1,778 1,209,280
14,259,865
Canada — 1.1%
Canadian Government Bond
2.00%, 12/01/41 ............ CAD 1,498 1,221,179
1.50%, 12/01/44 ............ 1,693 1,277,521
2,498,700
France — 5.9%
French Republic
(a)
0.25%, 07/25/24 ............ EUR 980 1,086,469
0.10%, 03/01/25 ............ 727 803,441
0.10%, 03/01/26
(b)
........... 510 561,941
1.85%, 07/25/27 ............ 1,617 1,917,580
0.10%, 03/01/28 ............ 813 907,487
0.10%, 03/01/29 ............ 453 494,655
3.40%, 07/25/29 ............ 517 697,866
0.70%, 07/25/30
(b)
........... 1,145 1,307,879
0.10%, 07/25/31
(b)
........... 601 655,042
0.10%, 03/01/32 ............ 323 357,805
3.15%, 07/25/32 ............ 716 992,174
0.10%, 03/01/36
(b)
........... 359 384,524
0.10%, 07/25/36
(b)
........... 725 755,046
0.10%, 07/25/38
(b)
........... 167 171,417
1.80%, 07/25/40
(b)
........... 876 1,155,451
0.10%, 07/25/47
(b)
........... 729 713,998
0.10%, 07/25/53
(b)
........... 257 248,809
13,211,584
Germany — 1.8%
Federal Republic of Germany
(a)
0.10%, 04/15/26 ............ 1,074 1,181,193
0.50%, 04/15/30 ............ 1,262 1,442,898
0.10%, 04/15/33 ............ 428 479,095
0.10%, 04/15/46 ............ 773 888,979
3,992,165
United Kingdom — 2.7%
U.K. Treasury Inflation Linked Bonds
0.13%, 03/22/26
(a)
........... GBP 189 236,627
1.25%, 11/22/27
(a)
........... 263 347,328
0.13%, 08/10/28
(a)
........... 183 229,375
0.13%, 03/22/29
(a)
........... 193 241,965
0.13%, 08/10/31
(a)
........... 132 166,574
1.25%, 11/22/32
(a)
........... 195 270,887
0.75%, 03/22/34
(a)
........... 253 333,994
2.00%, 01/26/35 ............ 73 225,179
0.13%, 11/22/36
(a)
........... 140 170,366
1.13%, 11/22/37
(a)
........... 190 261,123
0.13%, 03/22/39
(a)
........... 100 117,310
0.63%, 03/22/40
(a)
........... 249 317,074
0.13%, 08/10/41
(a)
........... 138 159,978
0.63%, 11/22/42
(a)
........... 168 212,569
0.13%, 03/22/44
(a)
........... 232 261,702
0.13%, 03/22/46
(a)
........... 161 178,443
0.75%, 11/22/47
(a)
........... 188 238,743
0.13%, 08/10/48
(a)
........... 154 168,064
Security
Par (000)
Par (000) Value
United Kingdom (continued)
0.50%, 03/22/50
(a)
........... GBP 195 $ 233,770
0.13%, 03/22/51
(a)
........... 30 32,256
0.25%, 03/22/52
(a)
........... 151 169,863
1.25%, 11/22/55
(a)
........... 212 314,606
0.13%, 11/22/56
(a)
........... 99 106,184
0.13%, 03/22/58
(a)
........... 130 138,136
0.38%, 03/22/62
(a)
........... 153 179,979
0.13%, 11/22/65
(a)
........... 113 121,974
0.13%, 03/22/68
(a)
........... 168 180,392
0.13%, 03/22/73
(a)
........... 43 49,452
Series 8MO, 2.50%, 01/17/24
(a)
.. 52 244,906
Series 8MO, 4.13%, 07/22/30
(a)
.. 52 222,883
6,131,702
Total Foreign Government Obligations — 17.9%
(Cost: $44,147,006) .............................. 40,094,016
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... USD 1,482 1,496,524
2.00%, 01/15/26 ............ 230 232,744
1.75%, 01/15/28 ............ 289 294,450
3.63%, 04/15/28 ............ 177 196,317
2.50%, 01/15/29 ............ 27 28,361
3.88%, 04/15/29 ............ 877 1,004,437
3.38%, 04/15/32 ............ 348 408,777
2.13%, 02/15/40 ............ 338 371,148
0.63%, 02/15/43 ............ 16 13,590
0.75%, 02/15/45 ............ 103 87,084
1.00%, 02/15/46 - 02/15/49 ..... 945 833,697
0.88%, 02/15/47 ............ 396 339,975
0.25%, 02/15/50 ............ 267 190,953
0.13%, 02/15/51 - 02/15/52 ..... 643 438,854
1.50%, 02/15/53 ............ 217 216,522
U.S. Treasury Inflation Linked Notes
0.50%, 04/15/24 - 01/15/28 ..... 1,225 1,187,420
0.13%, 07/15/24 - 01/15/32 ..... 10,154 9,602,991
0.25%, 01/15/25 - 07/15/29 ..... 1,149 1,097,712
0.38%, 07/15/25 - 07/15/27 ..... 2,265 2,190,340
0.63%, 01/15/26 - 07/15/32 ..... 1,596 1,535,282
1.63%, 10/15/27 ............ 1,046 1,062,851
0.75%, 07/15/28 ............ 857 837,832
0.88%, 01/15/29 ............ 845 826,444
1.13%, 01/15/33 ............ 291 288,035
Total U.S. Treasury Obligations — 11.1%
(Cost: $25,887,761) .............................. 24,782,340
Total Long-Term Investments — 29.0%
(Cost: $70,034,767) .............................. 64,876,356
Shares
Shares
Short-Term Securities
Money Market Funds — 10.5%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.72%
(c)(d)
.... 23,625,193 23,625,193
Total Money Market Funds — 10.5%
(Cost: $23,625,193) .............................. 23,625,193

BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 30.8%
U.S. Treasury Bills
(e)
2.95%, 05/18/23 ............ USD 45,000 $ 44,907,615
4.78%, 03/21/24 ............ 25,000 23,959,549
Total U.S. Treasury Obligations — 30.8%
(Cost: $68,906,510) .............................. 68,867,164
Total Short-Term Securities — 41.3%
(Cost: $92,531,703) .............................. 92,492,357
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.0%
(Cost: $139,453 ) ................................ $ 83,775
Total Investments — 70.3%
(Cost: $162,705,923) ............................. 157,452,488
Other Assets Less Liabilities — 29.7% .................. 66,521,299
Net Assets — 100.0% .............................. $ 223,973,787
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 22,713,038 $ 912,155
(a)
$ — $ — $ — $ 23,625,193 23,625,193 $ 831,434 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 48 05/19/23 $ 3,948 $ 9,776
OMX Stockholm 30 Index .................................................... 6 05/19/23 133 1,993
WTI Crude Oil
(a)
........................................................... 13 05/22/23 998 (58,406)
SGX NIFTY 50 Index ....................................................... 108 05/25/23 3,932 100,660
FTSE China A50 Index ...................................................... 412 05/30/23 5,449 16,194
RBOB Gasoline
(a)
.......................................................... 15 05/31/23 1,594 (124,606)
TOPIX Index ............................................................. 187 06/08/23 28,337 1,297,817
Low Sulphur Gasoil
(a)
....................................................... 21 06/12/23 1,458 (44,419)
Australia 10 Year Bond ...................................................... 104 06/15/23 8,427 183,108
SPI 200 Index ............................................................ 88 06/15/23 10,733 241,399
FTSE 100 Index ........................................................... 22 06/16/23 2,174 125,563
FTSE/MIB Index ........................................................... 98 06/16/23 14,540 (127,107)
U.S. Treasury 10 Year Note ................................................... 269 06/21/23 31,057 61,868
100 oz Gold
(a)
............................................................ 10 06/28/23 1,999 (19,072)
Long Gilt ................................................................ 255 06/28/23 32,515 172,265
Brent Crude Oil
(a)
.......................................................... 120 12/28/23 9,274 (112,632)
1,724,401
Short Contracts
IBEX 35 Index ............................................................ 5 05/19/23 509 1,639
Natural Gas
(a)
............................................................. 15 05/26/23 362 (18,562)
Brent Crude Oil
(a)
.......................................................... 25 05/31/23 2,008 139,448
Euro-Bund .............................................................. 421 06/08/23 62,886 (1,575,598)
S&P/TSX 60 Index ......................................................... 44 06/15/23 8,109 (24,647)
DAX Index .............................................................. 20 06/16/23 8,845 (75,764)
MSCI Hong Kong Equity Index ................................................. 91 06/16/23 5,997 (105,361)
S&P 500 E-Mini Index ....................................................... 24 06/16/23 5,026 (28,622)
Canada 10 Year Bond ....................................................... 143 06/21/23 13,307 (218,198)
Silver
(a)
................................................................. 1 07/27/23 126 838
(1,904,827)
$ (180,426)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 21,588,350 USD 14,204,346 Toronto Dominion Bank 05/03/23 $ 81,242
CAD 3,404,080 USD 2,491,130 UBS AG 05/03/23 21,426
EUR 695,000 USD 755,698 Toronto Dominion Bank 05/03/23 10,171
EUR 15,686,874 USD 17,233,757 Westpac Banking Corp. 05/03/23 52,696
GBP 5,115,499 USD 6,372,377 Barclays Bank plc 05/03/23 56,689
GBP 37,000 USD 45,725 Goldman Sachs International 05/03/23 776
GBP 432,000 USD 534,069 Toronto Dominion Bank 05/03/23 8,861
USD 3,627,313 AUD 5,410,000 Barclays Bank plc 05/03/23 47,371
USD 569,869 AUD 850,000 Goldman Sachs International 05/03/23 7,401
USD 3,627,378 AUD 5,410,000 Toronto Dominion Bank 05/03/23 47,436
USD 3,633,935 AUD 5,410,000 UBS AG 05/03/23 53,993
USD 3,629,425 AUD 5,403,350 Westpac Banking Corp. 05/03/23 53,884
EUR 90,000 USD 99,077 Toronto Dominion Bank 06/02/23 287
GBP 260,000 USD 324,586 Toronto Dominion Bank 06/02/23 2,410
BRL 13,027,000 USD 2,564,968 Citibank NA 06/21/23 21,358
BRL 46,350,000 USD 8,785,897 Goldman Sachs International 06/21/23 416,236
CAD 3,675,000
(a)
USD 2,701,280 JPMorgan Chase Bank NA 06/21/23 14,039

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 7,751,000 USD 5,664,978 JPMorgan Chase Bank NA 06/21/23 $ 61,942
CHF 392,000 USD 439,386 JPMorgan Chase Bank NA 06/21/23 1,778
CNY 62,319,000
(a)
USD 8,997,445 JPMorgan Chase Bank NA 06/21/23 35,484
EUR 4,161,000
(a)
USD 4,463,671 JPMorgan Chase Bank NA 06/21/23 134,853
EUR 7,493,000 USD 8,078,234 JPMorgan Chase Bank NA 06/21/23 202,646
GBP 935,000
(a)
USD 1,127,095 JPMorgan Chase Bank NA 06/21/23 49,237
GBP 6,644,000 USD 8,095,836 JPMorgan Chase Bank NA 06/21/23 263,041
INR 71,985,000 USD 872,091 Barclays Bank plc 06/21/23 6,336
INR 2,858,378,000 USD 34,688,632 Deutsche Bank AG 06/21/23 191,912
INR 78,281,000 USD 947,591 HSBC Bank plc 06/21/23 7,665
MXN 332,894,000
(a)
USD 18,121,684 JPMorgan Chase Bank NA 06/21/23 198,415
NZD 1,959,000 USD 1,202,969 JPMorgan Chase Bank NA 06/21/23 8,225
USD 533,107
(a)
AUD 794,000 JPMorgan Chase Bank NA 06/21/23 6,557
USD 30,827,495 AUD 45,908,000 JPMorgan Chase Bank NA 06/21/23 383,103
USD 2,285,092 CAD 3,066,000 JPMorgan Chase Bank NA 06/21/23 19,740
USD 42,932,382
(a)
CNY 294,986,000 JPMorgan Chase Bank NA 06/21/23 175,156
USD 374,267 HKD 2,927,000 JPMorgan Chase Bank NA 06/21/23 582
USD 3,610,443 JPY 482,441,000 JPMorgan Chase Bank NA 06/21/23 41,644
USD 3,144,092 KRW 4,133,035,000 BNP Paribas SA 06/21/23 45,411
USD 3,903,422 KRW 5,134,287,000 HSBC Bank plc 06/21/23 54,067
USD 10,892,700 KRW 14,113,127,000 JPMorgan Chase Bank NA 06/21/23 311,595
USD 1,610,297 KRW 2,102,496,000 UBS AG 06/21/23 33,982
USD 455,340 NOK 4,734,000 JPMorgan Chase Bank NA 06/21/23 10,000
USD 2,535,491 NZD 4,091,000 JPMorgan Chase Bank NA 06/21/23 6,143
USD 6,496,649 TWD 198,713,000 BNP Paribas SA 06/21/23 8,437
USD 15,868,386 TWD 479,860,000 Goldman Sachs International 06/21/23 200,396
USD 9,357,020 TWD 284,954,000 HSBC Bank plc 06/21/23 52,939
3,407,562
AUD 895,000 USD 601,870 UBS AG 05/03/23 (9,625)
USD 2,512,496 CAD 3,404,080 Toronto Dominion Bank 05/03/23 (61)
USD 4,411,342 EUR 4,045,000 Barclays Bank plc 05/03/23 (46,125)
USD 217,639 EUR 200,000 Goldman Sachs International 05/03/23 (2,755)
USD 4,413,131 EUR 4,045,000 Toronto Dominion Bank 05/03/23 (44,335)
USD 4,407,715 EUR 4,045,000 UBS AG 05/03/23 (49,751)
USD 4,411,853 EUR 4,046,874 Westpac Banking Corp. 05/03/23 (47,678)
USD 1,617,739 GBP 1,305,000 Barclays Bank plc 05/03/23 (22,361)
USD 445,384 GBP 360,000 Goldman Sachs International 05/03/23 (7,057)
USD 1,618,287 GBP 1,305,000 Toronto Dominion Bank 05/03/23 (21,813)
USD 1,616,397 GBP 1,305,000 UBS AG 05/03/23 (23,704)
USD 1,623,530 GBP 1,309,499 Westpac Banking Corp. 05/03/23 (22,225)
USD 14,222,491 AUD 21,588,350 Toronto Dominion Bank 06/02/23 (82,002)
USD 2,492,570 CAD 3,404,080 UBS AG 06/02/23 (21,498)
USD 17,263,530 EUR 15,686,874 Westpac Banking Corp. 06/02/23 (55,531)
USD 6,376,593 GBP 5,115,499 Barclays Bank plc 06/02/23 (57,046)
AUD 3,032,000
(a)
USD 2,059,304 JPMorgan Chase Bank NA 06/21/23 (48,600)
BRL 1,083,000 USD 216,971 Citibank NA 06/21/23 (1,957)
CAD 1,784,000 USD 1,332,090 JPMorgan Chase Bank NA 06/21/23 (13,959)
CNY 60,729,000
(a)
USD 8,845,582 JPMorgan Chase Bank NA 06/21/23 (43,118)
INR 40,025,000 USD 489,028 Barclays Bank plc 06/21/23 (606)
JPY 940,289,000 USD 7,147,851 JPMorgan Chase Bank NA 06/21/23 (192,176)
JPY 175,583,000
(a)
USD 1,310,558 Morgan Stanley & Co. International plc 06/21/23 (11,704)
KRW 2,669,714,000 USD 2,015,822 Citibank NA 06/21/23 (14,244)
KRW 2,591,283,000 USD 2,005,249 HSBC Bank plc 06/21/23 (62,473)
NZD 26,867,000 USD 16,689,863 JPMorgan Chase Bank NA 06/21/23 (78,768)
TWD 115,474,000 USD 3,811,011 Bank of America NA 06/21/23 (40,650)
TWD 189,950,000 USD 6,259,627 Barclays Bank plc 06/21/23 (57,537)
TWD 119,668,000 USD 3,950,482 HSBC Bank plc 06/21/23 (43,182)
TWD 240,850,000 USD 8,038,247 JPMorgan Chase Bank NA 06/21/23 (174,213)
USD 2,278,406 AUD 3,439,000 JPMorgan Chase Bank NA 06/21/23 (2,205)
USD 774,578 BRL 4,092,000 BNP Paribas SA 06/21/23 (37,830)
USD 1,000,000 BRL 5,334,380 Citibank NA 06/21/23 (59,065)
USD 4,007,207 BRL 20,908,620 Goldman Sachs International 06/21/23 (143,902)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 458,173 CAD 624,000 JPMorgan Chase Bank NA 06/21/23 $ (2,877)
USD 730,926 CHF 664,000 JPMorgan Chase Bank NA 06/21/23 (16,352)
USD 329,755
(a)
CNY 2,276,000 JPMorgan Chase Bank NA 06/21/23 (144)
USD 4,469,809 EUR 4,068,000 JPMorgan Chase Bank NA 06/21/23 (25,936)
USD 898,183
(a)
GBP 728,000 JPMorgan Chase Bank NA 06/21/23 (17,720)
USD 2,731,709 GBP 2,217,000 JPMorgan Chase Bank NA 06/21/23 (57,518)
USD 556,639 INR 46,341,000 Citibank NA 06/21/23 (8,856)
USD 1,085,272 KRW 1,449,001,000 HSBC Bank plc 06/21/23 (1,095)
USD 6,554,936
(a)
MXN 119,935,000 JPMorgan Chase Bank NA 06/21/23 (45,426)
USD 1,359,453 NZD 2,225,000 JPMorgan Chase Bank NA 06/21/23 (16,201)
USD 1,389,655 SEK 14,397,000 JPMorgan Chase Bank NA 06/21/23 (18,001)
USD 445,197 SGD 597,000 JPMorgan Chase Bank NA 06/21/23 (3,059)
(1,752,941)
$ 1,654,621
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3.38% Annual 6-mo. EURIBOR Semi-Annual Barclays Bank plc 07/20/23 3.38 % EUR 7,777 $ 44,720
10-Year Interest Rate Swap
(a)
3.55% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/23 3.55 USD 7,102 39,055
$ 83,775
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 39.V1 .. 5.00 % Quarterly 06/20/28 BBB+ EUR 6,993 $ 248,039 $ 125,378 $ 122,661
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 Quarterly 06/20/28 BBB+ USD 7,573 149,344 39,460 109,884
$ 397,383 $ 164,838 $ 232,545
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures May
2023 ................ TWD 308,862,419 Merrill Lynch International & Co. 05/17/23 TWD 308,862 $ (118,768) $ — $ (118,768)
AMSTERDAM Index Futures
May 2023 ............. EUR (302,292) HSBC Bank plc 05/19/23 EUR 302 (353) — (353)
AMSTERDAM Index Futures
May 2023 ............. EUR (1,360,782) HSBC Bank plc 05/19/23 EUR 1,361 (1,071) — (1,071)
KOSPI 200 Index Futures June
2023 ................ KRW (1,246,505,250) Merrill Lynch International & Co. 06/08/23 KRW 1,246,505 16,815 — 16,815
KOSPI 200 Index Futures June
2023 ................ KRW (3,283,530,600) Merrill Lynch International & Co. 06/08/23 KRW 3,283,531 (107,344) — (107,344)
KOSPI 200 Index Futures June
2023 ................ KRW (1,949,010,000) Merrill Lynch International & Co. 06/08/23 KRW 1,949,010 (7,017) — (7,017)
KOSPI 200 Index Futures June
2023 ................ KRW (4,082,720,425) Merrill Lynch International & Co. 06/08/23 KRW 4,082,720 63,001 — 63,001
KOSPI 200 Index Futures June
2023 ................ KRW (5,775,369,000) Merrill Lynch International & Co. 06/08/23 KRW 5,775,369 108,315 — 108,315
BOVESPA Index Futures June
2023 ................ BRL 2,276,545 Merrill Lynch International & Co. 06/14/23 BRL 2,277 (11,607) — (11,607)
BOVESPA Index Futures June
2023 ................ BRL 1,569,184 Merrill Lynch International & Co. 06/14/23 BRL 1,569 3,121 — 3,121
BOVESPA Index Futures June
2023 ................ BRL 5,957,204 Merrill Lynch International & Co. 06/14/23 BRL 5,957 13,001 — 13,001
BOVESPA Index Futures June
2023 ................ BRL 25,181,413 Merrill Lynch International & Co. 06/14/23 BRL 25,181 (28,542) — (28,542)
Swiss Market Index Futures June
2023 ................ CHF 1,135,195 HSBC Bank plc 06/16/23 CHF 1,135 7,725 — 7,725
$ (62,724) $ — $ (62,724)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
06/16/25 $ 139,600 $ (200,081)
(c)
$ (109,591) 56.2%
Monthly BNP Paribas SA
(d)
11/17/23 (763,561) 201,530
(e)
(573,760) 63.4
Monthly Citibank NA
(f)
02/24/28 3,044 21,487
(g)
23,786 25.3
Monthly
Goldman Sachs
Bank USA
(h)
08/19/26 (85,576) 81,322
(i)
19,206 42.7
Monthly
JPMorgan Chase
Bank NA
(j)
06/12/23 16,941 3,702
(k)
22,514 1.8
Monthly
Merrill Lynch
International & Co.
(l)
03/15/28 (9,408) 55,132
(m)
78,521 25.1
$ 163,092 $ (539,324)
(b) (d) (f)
Range: 15-2,300 basis points 0-1,084 basis points 0-191 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Range: 15-2,300 basis points 0-1,084 basis points 0-191 basis points
Benchmarks: CHF - Swiss Average Rate O/N (SSARON) Bank of Canada Overnight Rate Target (CABROVER) CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - 1M Copenhagen Interbank Offer Rate (CIBOR) CHF - Swiss Average Rate O/N (SSARON) CHF - Swiss Average Rate O/N (SSARON)
EUR - 1D Euro Short Term Rate (ESTR) DKK - Annualized Overnight Deposit MID Rate DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
HKD - Overnight Index Average (HONIA) GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
NOK - 1M Norway Interbank Offer Rate (NIBOR) JPY - 1D Overnight Tokyo Average Rate (TONA) ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
NZD - 1M New Zealand Bank Bill Rate (BBR) NOK - Norwegian Overnight Weighted Average (NOWA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
SEK - 1M Stockholm Interbank Offer Rate (STIBOR) NZD - 1D New Zealand Official Overnight Deposit Rate
(NZOCO)
NOK - 1W Norway Interbank Offer Rate (NIBOR)
SGD - Overnight Rate Average (SORA) SEK - 1W Stockholm Interbank Offer Rate (STIBOR) SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01) SGD - Overnight Rate Average (SORA) SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(h) (j) (l)
Range: 10-1,955 basis points 15-35 basis points 0-859 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER) AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CAD - Overnight Interbank Rate Overnight Bank of Canada Overnight Rate Target (CABROVER)
CHF - Swiss Average Rate O/N (SSARON) USD - 1D Overnight Bank Funding Rate (OBFR01) CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate (DETNT/N) DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA) GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA) HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average (NOWA) NOK - 1W Norway Interbank Offer Rate (NIBOR)
NZD - 1D New Zealand Official Overnight Deposit Rate
(NZOCO)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
SEK - 1W Stockholm Interbank Offer Rate (STIBOR)
SGD - Overnight Rate Average (SORA) SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $49,110 of net dividends and financing fees.
(e)
Amount includes $11,729 of net dividends and financing fees.
(g)
Amount includes $745 of net dividends and financing fees.
(i)
Amount includes $(23,460) of net dividends and financing fees.
(k)
Amount includes $(1,871) of net dividends and financing fees.
(m)
Amount includes $(32,797) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date June 16, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 5,473 $ 138,442 (126.3) %
BHP Group Ltd. .......... 9,248 274,457 (250.4)
BlueScope Steel Ltd. ....... 13,177 175,145 (159.8)
Brambles Ltd. ............ 2,528 23,947 (21.8)
Cochlear Ltd. ............ 526 86,247 (78.7)
Coles Group Ltd. ......... 12,892 155,738 (142.1)
Fortescue Metals Group Ltd. .. 10,115 141,525 (129.1)
IDP Education Ltd. ........ 1,953 36,691 (33.5)
Lottery Corp. Ltd. (The) ..... 13,196 44,246 (40.4)
Shares Value
% of Basket
Value
Australia (continued)
Macquarie Group Ltd. ...... 1,085 $ 132,361 (120.8) %
Qantas Airways Ltd. ....... 13,549 59,750 (54.5)
Rio Tinto Ltd. ............ 1,409 105,682 (96.4)
Sonic Healthcare Ltd. ...... 4,069 95,918 (87.5)
South32 Ltd. ............ 6,549 18,512 (16.9)
Telstra Group Ltd. ......... 59,728 173,284 (158.1)
Wesfarmers Ltd. .......... 671 23,212 (21.2)
1,685,157
Austria
Mondi plc ............... 2,339 37,273 (34.0)
Belgium
Anheuser-Busch InBev SA ... 2,760 179,454 (163.8)
Groupe Bruxelles Lambert NV . 2,100 188,478 (172.0)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Belgium (continued)
Solvay SA .............. 180 $ 21,603 (19.7) %
389,535
China
NXP Semiconductors NV .... 99 16,210 (14.8)
Denmark
AP Moller - Maersk A/S, Class B 40 72,302 (66.0)
Carlsberg A/S, Class B ..... 670 110,883 (101.2)
DSV A/S ............... 863 162,419 (148.2)
Genmab A/S ............ 498 204,660 (186.8)
Novo Nordisk A/S, Class B ... 1,522 253,192 (231.0)
Pandora A/S ............ 1,753 162,261 (148.1)
965,717
Finland
Elisa OYJ .............. 778 48,315 (44.1)
Nokia OYJ .............. 31,344 132,621 (121.0)
Nordea Bank Abp ......... 6,830 75,876 (69.2)
Stora Enso OYJ, Class R .... 1,345 17,064 (15.6)
273,876
France
Arkema SA ............. 3,273 323,841 (295.5)
BioMerieux ............. 15 1,571 (1.4)
BNP Paribas SA .......... 418 27,008 (24.6)
Bollore SE .............. 24,147 163,122 (148.8)
Bureau Veritas SA ......... 6,775 195,358 (178.3)
Cie de Saint-Gobain ....... 1,302 75,379 (68.8)
Credit Agricole SA ......... 12,317 150,557 (137.4)
Dassault Aviation SA ....... 130 25,404 (23.2)
Dassault Systemes SE ..... 3,486 141,516 (129.1)
Eiffage SA .............. 3,512 418,012 (381.4)
Engie SA ............... 4,658 74,548 (68.0)
Eurazeo SE ............. 1,732 123,672 (112.8)
Hermes International ....... 132 286,582 (261.5)
Kering SA .............. 150 96,055 (87.6)
La Francaise des Jeux SAEM . 2,033 86,894 (79.3)
Legrand SA ............. 1,308 123,807 (113.0)
L'Oreal SA .............. 139 66,430 (60.6)
Orange SA .............. 38,199 497,195 (453.7)
Pernod Ricard SA ......... 692 159,817 (145.8)
Publicis Groupe SA ........ 3,274 267,673 (244.2)
Safran SA .............. 1,958 304,508 (277.9)
Societe Generale SA ....... 2,330 56,592 (51.6)
TotalEnergies SE ......... 4,371 279,307 (254.9)
Vinci SA ............... 961 118,867 (108.5)
Vivendi SE .............. 12,629 138,723 (126.6)
Wendel SE ............. 539 60,465 (55.2)
4,262,903
Germany
Allianz SE (Registered) ..... 365 91,654 (83.6)
BASF SE ............... 436 22,552 (20.6)
Beiersdorf AG ............ 3,288 459,101 (418.9)
Carl Zeiss Meditec AG ...... 107 14,392 (13.1)
Deutsche Boerse AG ....... 50 9,535 (8.7)
Deutsche Post AG ......... 10,172 489,269 (446.5)
E.ON SE ............... 1,263 16,707 (15.3)
GEA Group AG ........... 1,142 53,712 (49.0)
HeidelbergCement AG ...... 957 72,485 (66.1)
Henkel AG & Co. KGaA
(Preference) .......... 943 76,240 (69.6)
Mercedes-Benz Group AG ... 8,689 677,621 (618.3)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 156 58,629 (53.5)
Shares Value
% of Basket
Value
Germany (continued)
Rational AG ............. 148 $ 107,192 (97.8) %
SAP SE ................ 1,469 198,780 (181.4)
Scout24 SE ............. 1,235 76,974 (70.2)
2,424,843
Hong Kong
CK Asset Holdings Ltd. ..... 13,000 76,871 (70.1)
Power Assets Holdings Ltd. .. 8,500 48,571 (44.3)
Sun Hung Kai Properties Ltd. . 8,000 111,386 (101.6)
236,828
Ireland
CRH plc ............... 3,971 191,616 (174.8)
Smurfit Kappa Group plc .... 2,883 106,813 (97.5)
298,429
Israel
Check Point Software
Technologies Ltd. ....... 201 25,599 (23.4)
Italy
Coca-Cola HBC AG ........ 1,523 46,492 (42.4)
Enel SpA ............... 32,509 222,105 (202.7)
Mediobanca Banca di Credito
Finanziario SpA ........ 15,511 166,576 (152.0)
Moncler SpA ............ 1,392 103,260 (94.2)
Poste Italiane SpA ......... 2,935 30,544 (27.9)
Snam SpA .............. 47,530 264,156 (241.0)
833,133
Japan
AGC, Inc. .............. 700 26,099 (23.8)
Ajinomoto Co., Inc. ........ 3,200 115,086 (105.0)
Astellas Pharma, Inc. ....... 8,600 129,555 (118.2)
Bridgestone Corp. ......... 6,300 252,998 (230.9)
Chugai Pharmaceutical Co. Ltd. 1,400 36,128 (33.0)
Daiwa House Industry Co. Ltd. 17,100 435,853 (397.7)
Dentsu Group, Inc. ........ 800 28,828 (26.3)
ENEOS Holdings, Inc. ...... 15,600 55,497 (50.6)
Fuji Electric Co. Ltd. ....... 2,000 80,731 (73.7)
FUJIFILM Holdings Corp. .... 4,300 224,116 (204.5)
Hamamatsu Photonics KK ... 400 21,206 (19.4)
Hankyu Hanshin Holdings, Inc. 2,800 87,420 (79.8)
Hitachi Ltd. ............. 1,200 66,378 (60.6)
Honda Motor Co. Ltd. ...... 5,200 137,920 (125.9)
Hoya Corp. ............. 800 83,884 (76.5)
Isuzu Motors Ltd. ......... 9,200 108,643 (99.1)
Japan Post Holdings Co. Ltd. . 3,400 27,989 (25.5)
Japan Post Insurance Co. Ltd. 1,600 25,983 (23.7)
Japan Tobacco, Inc. ....... 11,500 247,444 (225.8)
Kajima Corp. ............ 10,900 144,213 (131.6)
Kao Corp. .............. 1,700 68,694 (62.7)
KDDI Corp. ............. 15,000 468,272 (427.3)
Kikkoman Corp. .......... 900 53,310 (48.6)
Kirin Holdings Co. Ltd. ...... 3,400 55,234 (50.4)
Komatsu Ltd. ............ 3,400 84,558 (77.2)
Marubeni Corp. ........... 4,200 59,611 (54.4)
Mazda Motor Corp. ........ 26,300 238,002 (217.2)
MEIJI Holdings Co. Ltd. ..... 4,600 110,997 (101.3)
Mitsubishi Electric Corp. ..... 21,500 266,576 (243.2)
Mitsubishi HC Capital, Inc. ... 27,700 143,783 (131.2)
Mitsubishi Heavy Industries Ltd. 1,300 49,296 (45.0)
Mitsui & Co. Ltd. .......... 5,500 171,703 (156.7)
Mitsui Chemicals, Inc. ...... 5,200 131,565 (120.1)
NEC Corp. .............. 1,500 57,683 (52.6)
NGK Insulators Ltd. ........ 18,700 234,719 (214.2)
Nippon Express Holdings, Inc. . 5,300 311,014 (283.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Japan (continued)
Nippon Steel Corp. ........ 2,800 $ 59,801 (54.6) %
Nippon Telegraph & Telephone
Corp. ............... 14,500 442,453 (403.7)
Nissan Chemical Corp. ..... 3,700 164,436 (150.0)
Nisshin Seifun Group, Inc. ... 4,400 53,334 (48.7)
Nissin Foods Holdings Co. Ltd. 1,600 154,259 (140.8)
Nitto Denko Corp. ......... 4,300 277,987 (253.7)
Nomura Real Estate Holdings,
Inc. ................. 5,300 132,071 (120.5)
Obic Co. Ltd. ............ 600 92,445 (84.4)
Oji Holdings Corp. ......... 6,700 26,329 (24.0)
Omron Corp. ............ 400 23,464 (21.4)
Ono Pharmaceutical Co. Ltd. . 2,000 40,270 (36.7)
ORIX Corp. ............. 4,200 71,453 (65.2)
Osaka Gas Co. Ltd. ........ 12,700 210,073 (191.7)
Otsuka Holdings Co. Ltd. .... 700 23,815 (21.7)
Persol Holdings Co. Ltd. ..... 2,800 57,734 (52.7)
Recruit Holdings Co. Ltd. .... 2,700 75,745 (69.1)
Secom Co. Ltd. ........... 1,600 102,454 (93.5)
Seiko Epson Corp. ........ 2,600 39,764 (36.3)
Sekisui Chemical Co. Ltd. .... 18,500 263,300 (240.3)
Sekisui House Ltd. ........ 6,300 129,520 (118.2)
Shin-Etsu Chemical Co. Ltd. .. 4,700 134,118 (122.4)
Shionogi & Co. Ltd. ........ 5,000 223,823 (204.2)
Shiseido Co. Ltd. ......... 500 25,063 (22.9)
SoftBank Corp. ........... 8,600 96,826 (88.4)
Subaru Corp. ............ 3,300 53,862 (49.1)
Sumitomo Corp. .......... 4,200 75,276 (68.7)
Sumitomo Mitsui Financial
Group, Inc. ........... 4,200 171,669 (156.6)
Sumitomo Mitsui Trust Holdings,
Inc. ................. 1,300 46,862 (42.8)
Suntory Beverage & Food Ltd. 1,900 71,526 (65.3)
Tokyo Gas Co. Ltd. ........ 9,900 202,782 (185.0)
TOPPAN, Inc. ............ 3,900 82,909 (75.7)
Tosoh Corp. ............. 6,900 92,186 (84.1)
TOTO Ltd. .............. 2,500 85,504 (78.0)
Toyota Industries Corp. ..... 1,300 75,553 (68.9)
Toyota Tsusho Corp. ....... 800 33,254 (30.3)
Trend Micro, Inc. .......... 1,500 73,295 (66.9)
Unicharm Corp. .......... 4,100 165,517 (151.0)
USS Co. Ltd. ............ 1,600 26,886 (24.5)
Yamaha Motor Co. Ltd. ..... 3,000 77,794 (71.0)
ZOZO, Inc. .............. 2,600 54,715 (49.9)
9,151,115
Luxembourg
ArcelorMittal SA .......... 697 19,801 (18.1)
Netherlands
ASML Holding NV ......... 599 380,133 (346.9)
EXOR NV .............. 2,113 173,898 (158.7)
Koninklijke Ahold Delhaize NV . 2,386 82,042 (74.9)
Koninklijke KPN NV ........ 64,572 235,487 (214.9)
Randstad NV ............ 945 51,347 (46.8)
Shell plc ............... 6,044 185,721 (169.5)
Wolters Kluwer NV ........ 480 63,597 (58.0)
1,172,225
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,252 38,628 (35.3)
Spark New Zealand Ltd. ..... 29,439 95,387 (87.0)
134,015
Shares Value
% of Basket
Value
Norway
DNB Bank ASA ........... 16,864 $ 296,639 (270.7) %
Norsk Hydro ASA ......... 4,472 32,910 (30.0)
329,549
Portugal
Jeronimo Martins SGPS SA .. 4,408 111,237 (101.5)
Singapore
DBS Group Holdings Ltd. .... 3,700 91,427 (83.4)
Oversea-Chinese Banking Corp.
Ltd. ................ 2,200 20,814 (19.0)
Singapore Airlines Ltd. ...... 21,700 95,443 (87.1)
Singapore Telecommunications
Ltd. ................ 12,900 24,721 (22.6)
STMicroelectronics NV ..... 5,638 241,177 (220.1)
United Overseas Bank Ltd. ... 3,900 82,828 (75.6)
556,410
Spain
ACS Actividades de Construccion
y Servicios SA ......... 4,821 165,757 (151.3)
Amadeus IT Group SA ...... 350 24,600 (22.5)
Banco Bilbao Vizcaya Argentaria
SA ................. 28,147 206,064 (188.0)
Corp. ACCIONA Energias
Renovables SA ........ 535 19,210 (17.5)
Iberdrola SA ............. 17,527 227,117 (207.2)
Industria de Diseno Textil SA .. 173 5,947 (5.4)
Repsol SA .............. 2,706 39,750 (36.3)
688,445
Sweden
Assa Abloy AB, Class B ..... 1,669 39,766 (36.3)
Boliden AB .............. 607 21,692 (19.8)
Epiroc AB, Class A ........ 4,046 81,054 (74.0)
Industrivarden AB, Class C ... 2,394 68,364 (62.4)
Indutrade AB ............ 912 21,899 (20.0)
Investor AB, Class B ....... 4,317 92,743 (84.6)
Sandvik AB ............. 3,155 64,267 (58.6)
Skandinaviska Enskilda Banken
AB, Class A ........... 2,376 27,017 (24.7)
Swedbank AB, Class A ...... 3,417 59,375 (54.2)
Volvo AB, Class B ......... 10,726 220,534 (201.2)
696,711
Switzerland
Baloise Holding AG (Registered) 135 22,598 (20.6)
Chocoladefabriken Lindt &
Spruengli AG .......... 2 24,694 (22.5)
Cie Financiere Richemont SA
(Registered) ........... 153 25,291 (23.1)
Clariant AG (Registered) .... 2,579 43,018 (39.3)
Geberit AG (Registered) ..... 463 263,707 (240.6)
Julius Baer Group Ltd. ...... 1,815 130,056 (118.7)
Kuehne + Nagel International AG
(Registered) ........... 747 221,303 (201.9)
Novartis AG (Registered) .... 3,815 390,251 (356.1)
Partners Group Holding AG .. 110 106,781 (97.4)
Straumann Holding AG
(Registered) ........... 291 43,781 (40.0)
Swatch Group AG (The) ..... 231 79,247 (72.3)
Swiss Life Holding AG
(Registered) ........... 587 387,454 (353.6)
Swisscom AG (Registered) ... 247 169,578 (154.7)
UBS Group AG (Registered) .. 7,638 155,453 (141.9)
2,063,212

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United Kingdom
Associated British Foods plc .. 1,218 $ 30,010 (27.4) %
Auto Trader Group plc ...... 19,816 158,468 (144.6)
BP plc ................. 14,687 98,535 (89.9)
British American Tobacco plc . 6,071 224,298 (204.7)
Burberry Group plc ........ 756 24,677 (22.5)
CK Hutchison Holdings Ltd. .. 8,000 53,483 (48.8)
Coca-Cola Europacific Partners
plc ................. 2,130 137,321 (125.3)
Croda International plc ...... 226 19,856 (18.1)
Dowlais Group plc ......... 4,964 8,272 (7.5)
Imperial Brands plc ........ 1,065 26,363 (24.1)
Informa plc .............. 9,482 86,202 (78.7)
InterContinental Hotels Group
plc ................. 1,822 125,275 (114.3)
J Sainsbury plc ........... 71,982 250,138 (228.2)
Johnson Matthey plc ....... 1,199 29,620 (27.0)
Melrose Industries plc ...... 4,964 25,515 (23.3)
NatWest Group plc ........ 4,766 15,700 (14.3)
Next plc ................ 434 36,824 (33.6)
RELX plc ............... 4,963 165,361 (150.9)
Sage Group plc (The) ...... 30,954 319,227 (291.3)
Smiths Group plc ......... 20,874 441,374 (402.7)
SSE plc ................ 5,583 128,817 (117.5)
St James's Place plc ....... 2,915 44,332 (40.4)
Taylor Wimpey plc ......... 40,003 64,560 (58.9)
Tesco plc ............... 39,629 140,106 (127.8)
WPP plc ............... 24,944 290,708 (265.3)
2,945,042
United States
A O Smith Corp. .......... 166 11,336 (10.3)
AbbVie, Inc. ............. 174 26,295 (24.0)
Accenture plc, Class A ...... 118 33,074 (30.2)
Adobe, Inc. ............. 1,446 545,952 (498.2)
AECOM ............... 233 19,351 (17.7)
Agilent Technologies, Inc. .... 3,738 506,237 (461.9)
Airbnb, Inc., Class A ....... 1,184 141,689 (129.3)
Allegion plc ............. 1,742 192,456 (175.6)
Alphabet, Inc., Class A ...... 261 28,016 (25.6)
Altria Group, Inc. .......... 4,861 230,946 (210.7)
American Express Co. ...... 497 80,186 (73.2)
American International Group,
Inc. ................. 1,821 96,586 (88.1)
Ameriprise Financial, Inc. .... 140 42,717 (39.0)
AMETEK, Inc. ........... 2,639 363,997 (332.1)
ANSYS, Inc. ............. 239 75,027 (68.5)
Apple, Inc. .............. 2,694 457,118 (417.1)
Applied Materials, Inc. ...... 4,716 533,049 (486.4)
Arch Capital Group Ltd. ..... 309 23,197 (21.2)
Archer-Daniels-Midland Co. .. 1,297 101,270 (92.4)
Arista Networks, Inc. ....... 380 60,861 (55.5)
Atlassian Corp., Class A ..... 893 131,860 (120.3)
Autodesk, Inc. ........... 1,774 345,557 (315.3)
Automatic Data Processing, Inc. 454 99,880 (91.1)
AutoZone, Inc. ........... 47 125,176 (114.2)
Bank of New York Mellon Corp.
(The) ............... 4,847 206,434 (188.4)
Bath & Body Works, Inc. .... 461 16,181 (14.8)
Booking Holdings, Inc. ...... 138 370,711 (338.3)
Booz Allen Hamilton Holding
Corp. ............... 320 30,630 (27.9)
BorgWarner, Inc. .......... 463 22,284 (20.3)
Bristol-Myers Squibb Co. .... 2,276 151,969 (138.7)
Cadence Design Systems, Inc. 5,533 1,158,887 (1,057.5)
Cardinal Health, Inc. ....... 535 43,924 (40.1)
Shares Value
% of Basket
Value
United States (continued)
Carlyle Group, Inc. (The) .... 3,319 $ 100,665 (91.9) %
Carrier Global Corp. ....... 569 23,796 (21.7)
Caterpillar, Inc. ........... 91 19,911 (18.2)
CenterPoint Energy, Inc. .... 2,512 76,541 (69.8)
Chipotle Mexican Grill, Inc. ... 20 41,352 (37.7)
Cigna Group (The) ........ 398 100,809 (92.0)
Cintas Corp. ............. 429 195,525 (178.4)
Citigroup, Inc. ............ 4,056 190,916 (174.2)
Coca-Cola Co. (The) ....... 3,783 242,679 (221.4)
Cognizant Technology Solutions
Corp., Class A ......... 3,720 222,121 (202.7)
Comcast Corp., Class A ..... 718 29,704 (27.1)
Consolidated Edison, Inc. .... 673 66,270 (60.5)
Copart, Inc. ............. 3,450 272,723 (248.9)
CSX Corp. .............. 4,757 145,754 (133.0)
Cummins, Inc. ........... 1,780 418,371 (381.8)
CVS Health Corp. ......... 3,815 279,678 (255.2)
Darden Restaurants, Inc. .... 1,875 284,869 (259.9)
Dell Technologies, Inc., Class C 1,461 63,539 (58.0)
Delta Air Lines, Inc. ........ 617 21,169 (19.3)
Dexcom, Inc. ............ 462 56,059 (51.2)
Diamondback Energy, Inc. ... 316 44,935 (41.0)
Discover Financial Services .. 825 85,363 (77.9)
DocuSign, Inc. ........... 229 11,322 (10.3)
Domino's Pizza, Inc. ....... 86 27,302 (24.9)
Dropbox, Inc., Class A ...... 31,640 643,558 (587.2)
DTE Energy Co. .......... 599 67,334 (61.4)
DuPont de Nemours, Inc. .... 337 23,496 (21.4)
Eastman Chemical Co. ..... 562 47,360 (43.2)
Eaton Corp. plc ........... 690 115,313 (105.2)
eBay, Inc. .............. 9,994 464,021 (423.4)
Edison International ........ 3,397 250,019 (228.1)
Edwards Lifesciences Corp. .. 8,981 790,148 (721.0)
Entergy Corp. ............ 608 65,409 (59.7)
EOG Resources, Inc. ....... 402 48,027 (43.8)
Equitable Holdings, Inc. ..... 2,082 54,111 (49.4)
Etsy, Inc. ............... 1,087 109,820 (100.2)
Everest Re Group Ltd. ...... 71 26,838 (24.5)
Evergy, Inc. ............. 3,712 230,552 (210.4)
Exelon Corp. ............ 8,972 380,772 (347.4)
Expedia Group, Inc. ........ 2,021 189,893 (173.3)
Expeditors International of
Washington, Inc. ........ 1,365 155,392 (141.8)
F5, Inc. ................ 274 36,815 (33.6)
Fair Isaac Corp. .......... 335 243,863 (222.5)
Fastenal Co. ............ 598 32,196 (29.4)
FedEx Corp. ............ 490 111,612 (101.8)
Ferguson plc ............ 169 23,799 (21.7)
FMC Corp. .............. 175 21,627 (19.7)
Fortinet, Inc. ............. 1,486 93,692 (85.5)
Fortune Brands Innovations, Inc. 1,280 82,803 (75.6)
Franklin Resources, Inc. ..... 9,209 247,538 (225.9)
Garmin Ltd. ............. 824 80,892 (73.8)
Gilead Sciences, Inc. ....... 2,392 196,646 (179.4)
GoDaddy, Inc., Class A ..... 1,396 105,649 (96.4)
Graco, Inc. .............. 1,650 130,829 (119.4)
GSK plc ............... 5,593 100,859 (92.0)
Hartford Financial Services
Group, Inc. (The) ....... 3,181 225,819 (206.1)
HCA Healthcare, Inc. ....... 527 151,423 (138.2)
HEICO Corp. ............ 182 30,692 (28.0)
Hershey Co. (The) ........ 1,649 450,276 (410.9)
Hewlett Packard Enterprise Co. 7,341 105,123 (95.9)
HF Sinclair Corp. ......... 386 17,026 (15.5)
Holcim AG .............. 716 47,308 (43.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Hologic, Inc. ............. 1,492 $ 128,327 (117.1) %
Honeywell International, Inc. .. 310 61,950 (56.5)
HP, Inc. ................ 1,471 43,703 (39.9)
Hubbell, Inc. ............. 1,426 384,050 (350.4)
IDEX Corp. ............. 231 47,660 (43.5)
IDEXX Laboratories, Inc. .... 491 241,651 (220.5)
Illinois Tool Works, Inc. ...... 2,108 510,010 (465.4)
Incyte Corp. ............. 3,383 251,729 (229.7)
Interpublic Group of Cos., Inc.
(The) ............... 4,640 165,787 (151.3)
Intuit, Inc. .............. 799 354,716 (323.7)
Intuitive Surgical, Inc. ...... 362 109,042 (99.5)
Invesco Ltd. ............. 1,068 18,295 (16.7)
James Hardie Industries plc,
CDI ................ 6,789 151,497 (138.2)
JB Hunt Transport Services, Inc. 1,887 330,772 (301.8)
Juniper Networks, Inc. ...... 6,760 203,814 (186.0)
Keysight Technologies, Inc. ... 2,286 330,647 (301.7)
KLA Corp. .............. 136 52,569 (48.0)
Knight-Swift Transportation
Holdings, Inc. .......... 1,834 103,291 (94.3)
Laboratory Corp. of America
Holdings ............. 217 49,196 (44.9)
Lam Research Corp. ....... 483 253,131 (231.0)
Lennar Corp., Class A ...... 196 22,111 (20.2)
Lennox International, Inc. .... 144 40,595 (37.0)
LKQ Corp. .............. 2,495 144,036 (131.4)
Lowe's Cos., Inc. ......... 792 164,601 (150.2)
Lululemon Athletica, Inc. .... 3 1,140 (1.0)
LyondellBasell Industries NV,
Class A .............. 580 54,874 (50.1)
Marathon Oil Corp. ........ 3,971 95,939 (87.5)
Marathon Petroleum Corp. ... 985 120,170 (109.7)
McDonald's Corp. ......... 257 76,008 (69.4)
McKesson Corp. .......... 164 59,735 (54.5)
MetLife, Inc. ............. 16,846 1,033,165 (942.7)
Mettler-Toledo International, Inc. 114 170,031 (155.2)
MGM Resorts International ... 1,659 74,522 (68.0)
Microchip Technology, Inc. ... 3,679 268,530 (245.0)
Microsoft Corp. ........... 135 41,480 (37.9)
Molson Coors Beverage Co.,
Class B .............. 3,518 209,251 (190.9)
Monolithic Power Systems, Inc. 186 85,926 (78.4)
Moody's Corp. ........... 408 127,753 (116.6)
Morgan Stanley .......... 1,476 132,796 (121.2)
MSCI, Inc. .............. 104 50,175 (45.8)
Nestle SA (Registered) ..... 579 74,280 (67.8)
NetApp, Inc. ............. 4,551 286,212 (261.2)
Neurocrine Biosciences, Inc. .. 652 65,878 (60.1)
News Corp., Class A ....... 3,213 56,581 (51.6)
NIKE, Inc., Class B ........ 602 76,285 (69.6)
Nordson Corp. ........... 342 73,978 (67.5)
Norfolk Southern Corp. ..... 235 47,712 (43.5)
Nucor Corp. ............. 1,079 159,886 (145.9)
NVIDIA Corp. ............ 32 8,880 (8.1)
NVR, Inc. ............... 55 321,200 (293.1)
Old Dominion Freight Line, Inc. 196 62,796 (57.3)
Omnicom Group, Inc. ....... 1,442 130,602 (119.2)
ON Semiconductor Corp. .... 249 17,918 (16.4)
Oracle Corp. ............ 1,237 117,169 (106.9)
O'Reilly Automotive, Inc. .... 137 125,671 (114.7)
Otis Worldwide Corp. ....... 2,286 194,996 (177.9)
Ovintiv, Inc. ............. 3,775 136,202 (124.3)
Owens Corning ........... 1,036 110,655 (101.0)
Packaging Corp. of America .. 129 17,449 (15.9)
Shares Value
% of Basket
Value
United States (continued)
Palo Alto Networks, Inc. ..... 1,159 $ 211,471 (193.0) %
Paychex, Inc. ............ 3,293 361,769 (330.1)
Paycom Software, Inc. ...... 502 145,766 (133.0)
PepsiCo, Inc. ............ 243 46,386 (42.3)
Philip Morris International, Inc. 2,530 252,924 (230.8)
Pinterest, Inc., Class A ...... 712 16,376 (14.9)
Pioneer Natural Resources Co. 206 44,815 (40.9)
PPL Corp. .............. 5,437 156,151 (142.5)
Procter & Gamble Co. (The) .. 3,363 525,906 (479.9)
Prudential Financial, Inc. .... 2,132 185,484 (169.3)
PulteGroup, Inc. .......... 369 24,778 (22.6)
QUALCOMM, Inc. ......... 1,391 162,469 (148.3)
Quest Diagnostics, Inc. ..... 2,599 360,767 (329.2)
Reliance Steel & Aluminum Co. 2,526 625,943 (571.2)
ResMed, Inc. ............ 95 22,891 (20.9)
Roche Holding AG ........ 578 180,995 (165.2)
Rollins, Inc. ............. 6,321 267,062 (243.7)
S&P Global, Inc. .......... 72 26,106 (23.8)
Schneider Electric SE ...... 3,195 557,182 (508.4)
SEI Investments Co. ....... 650 38,292 (34.9)
Sempra Energy .......... 533 82,876 (75.6)
ServiceNow, Inc. .......... 864 396,939 (362.2)
Snap-on, Inc. ............ 880 228,281 (208.3)
Splunk, Inc. ............. 1,120 96,589 (88.1)
SS&C Technologies Holdings,
Inc. ................. 386 22,596 (20.6)
Starbucks Corp. .......... 2,152 245,952 (224.4)
State Street Corp. ......... 612 44,223 (40.4)
Steel Dynamics, Inc. ....... 2,219 230,665 (210.5)
Stellantis NV ............ 14,573 241,716 (220.6)
Stryker Corp. ............ 108 32,362 (29.5)
Synchrony Financial ....... 1,158 34,173 (31.2)
Synopsys, Inc. ........... 760 282,203 (257.5)
Texas Instruments, Inc. ..... 1,878 314,002 (286.5)
TJX Cos., Inc. (The) ....... 602 47,450 (43.3)
Trimble, Inc. ............. 201 9,467 (8.6)
Uber Technologies, Inc. ..... 1,000 31,050 (28.3)
UGI Corp. .............. 5,738 194,403 (177.4)
U-Haul Holding Co. (Non-Voting) 1,188 64,271 (58.6)
Ulta Beauty, Inc. .......... 376 207,338 (189.2)
United Parcel Service, Inc., Class
B .................. 1,631 293,270 (267.6)
Veeva Systems, Inc., Class A . 1,063 190,362 (173.7)
VeriSign, Inc. ............ 1,871 414,988 (378.7)
Vertex Pharmaceuticals, Inc. .. 785 267,473 (244.1)
Visa, Inc., Class A ......... 354 82,386 (75.2)
Walmart, Inc. ............ 103 15,550 (14.2)
Waters Corp. ............ 280 84,101 (76.7)
West Pharmaceutical Services,
Inc. ................. 200 72,248 (65.9)
Westinghouse Air Brake
Technologies Corp. ...... 2,642 258,044 (235.5)
Westlake Corp. ........... 746 84,880 (77.5)
WW Grainger, Inc. ......... 428 297,704 (271.7)
Xylem, Inc. .............. 653 67,808 (61.9)
Yum! Brands, Inc. ......... 1,001 140,721 (128.4)
Zimmer Biomet Holdings, Inc. . 803 111,167 (101.4)
33,742,592
Total Reference Entity — Long ............ 63,059,857

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd. .... (4,765) $ (77,375) 70.6%
APA Group .............. (7,364) (50,277) 45.9
ASX Ltd. ............... (921) (41,914) 38.2
Aurizon Holdings Ltd. ...... (9,627) (21,888) 20.0
Commonwealth Bank of
Australia ............. (2,845) (188,271) 171.8
Computershare Ltd. ........ (9,419) (140,210) 127.9
Endeavour Group Ltd. ...... (51,961) (234,199) 213.7
Flutter Entertainment plc .... (124) (24,777) 22.6
Glencore plc ............ (12,967) (76,539) 69.8
IGO Ltd. ............... (12,987) (119,596) 109.1
Insurance Australia Group Ltd. (25,824) (85,557) 78.1
Mineral Resources Ltd. ..... (630) (31,078) 28.4
National Australia Bank Ltd. .. (2,438) (46,934) 42.8
Newcrest Mining Ltd. ....... (3,878) (74,050) 67.6
Northern Star Resources Ltd. . (4,832) (43,101) 39.3
Ramsay Health Care Ltd. .... (6,510) (279,938) 255.4
REA Group Ltd. .......... (2,148) (202,016) 184.3
Reece Ltd. .............. (3,725) (45,377) 41.4
Santos Ltd. ............. (7,546) (35,746) 32.6
SEEK Ltd. .............. (1,808) (29,500) 26.9
Transurban Group ......... (5,910) (58,942) 53.8
Treasury Wine Estates Ltd. ... (2,262) (20,953) 19.1
Woodside Energy Group Ltd. . (6,093) (138,252) 126.2
(2,066,490)
Belgium
D'ieteren Group .......... (615) (115,798) 105.7
KBC Group NV ........... (1,052) (75,206) 68.6
UCB SA ............... (718) (66,743) 60.9
(257,747)
Brazil
MercadoLibre, Inc. ........ (34) (43,435) 39.6
China
Budweiser Brewing Co. APAC
Ltd. ................ (58,000) (167,574) 152.9
Prosus NV .............. (582) (43,553) 39.8
(211,127)
Denmark
Coloplast A/S, Class B ...... (901) (129,817) 118.5
Danske Bank A/S ......... (1,580) (33,393) 30.5
Demant A/S ............. (4,936) (211,537) 193.0
Orsted A/S .............. (541) (48,555) 44.3
ROCKWOOL A/S, Class B ... (85) (20,587) 18.8
Vestas Wind Systems A/S ... (1,097) (30,355) 27.7
(474,244)
Finland
Fortum OYJ ............. (10,356) (154,677) 141.2
Kone OYJ, Class B ........ (2,147) (122,488) 111.8
Neste OYJ .............. (1,674) (81,130) 74.0
Sampo OYJ, Class A ....... (1,230) (62,379) 56.9
UPM-Kymmene OYJ ....... (2,362) (75,325) 68.7
(495,999)
France
Accor SA ............... (7,861) (278,885) 254.5
Adevinta ASA ............ (5,256) (40,487) 36.9
Aeroports de Paris ........ (1,512) (240,266) 219.2
Airbus SE .............. (303) (42,430) 38.7
Alstom SA .............. (2,332) (58,614) 53.5
AXA SA ................ (3,418) (111,564) 101.8
Shares Value
% of Basket
Value
France (continued)
Bouygues SA ............ (26,488) $ (969,970) 885.1%
Cie Generale des Etablissements
Michelin SCA .......... (15,590) (496,504) 453.1
Danone SA ............. (923) (61,088) 55.7
Edenred ............... (4,823) (313,368) 285.9
EssilorLuxottica SA ........ (990) (196,000) 178.9
LVMH Moet Hennessy Louis
Vuitton SE ............ (52) (50,018) 45.6
Renault SA ............. (1,207) (44,832) 40.9
Sartorius Stedim Biotech .... (101) (27,058) 24.7
SEB SA ................ (634) (72,696) 66.3
Teleperformance .......... (95) (18,986) 17.3
Valeo ................. (1,004) (19,605) 17.9
Veolia Environnement SA .... (4,493) (142,271) 129.8
Worldline SA ............ (4,508) (196,110) 179.0
(3,380,752)
Germany
adidas AG .............. (1,214) (213,793) 195.1
Aroundtown SA ........... (17,222) (23,463) 21.4
Bechtle AG ............. (2,356) (109,576) 100.0
Brenntag SE ............ (683) (55,668) 50.8
Continental AG ........... (2,225) (156,122) 142.5
Covestro AG ............ (6,224) (273,050) 249.1
Deutsche Lufthansa AG
(Registered) ........... (7,235) (77,776) 71.0
Deutsche Telekom AG
(Registered) ........... (4,607) (111,083) 101.4
Fresenius Medical Care AG &
Co. KGaA ............ (2,231) (108,257) 98.8
Fresenius SE & Co. KGaA ... (7,976) (231,096) 210.9
Hannover Rueck SE ....... (1,028) (219,642) 200.4
LEG Immobilien SE ........ (1,083) (67,409) 61.5
Merck KGaA ............ (1,058) (189,772) 173.2
Porsche Automobil Holding SE
(Preference) .......... (2,570) (143,142) 130.6
Puma SE ............... (376) (22,033) 20.1
Siemens Healthineers AG .... (1,159) (72,235) 65.9
Symrise AG ............. (209) (25,252) 23.0
Telefonica Deutschland Holding
AG ................. (44,779) (151,307) 138.1
Vonovia SE ............. (7,744) (167,956) 153.2
Zalando SE ............. (917) (37,716) 34.4
(2,456,348)
Hong Kong
CK Infrastructure Holdings Ltd. (20,000) (113,868) 103.9
HKT Trust & HKT Ltd. ...... (104,000) (136,684) 124.7
Prudential plc ............ (15,503) (237,212) 216.4
(487,764)
Ireland
AIB Group plc ............ (56,090) (241,219) 220.1
Kerry Group plc, Class A .... (468) (49,292) 45.0
Kingspan Group plc ........ (1,307) (90,575) 82.6
(381,086)
Italy
Amplifon SpA ............ (3,832) (140,672) 128.4
Davide Campari-Milano NV .. (12,466) (160,655) 146.6
DiaSorin SpA ............ (304) (33,018) 30.1
Infrastrutture Wireless Italiane
SpA ................ (5,248) (72,840) 66.5
Nexi SpA ............... (20,954) (173,746) 158.5
(580,931)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Japan
Aeon Co. Ltd. ............ (5,500) $ (112,101) 102.3%
Aisin Corp. .............. (2,400) (70,444) 64.3
Bandai Namco Holdings, Inc. . (8,000) (181,723) 165.8
Canon, Inc. ............. (3,500) (83,361) 76.1
Central Japan Railway Co. ... (1,400) (173,318) 158.1
Chubu Electric Power Co., Inc. (5,300) (59,108) 53.9
CyberAgent, Inc. .......... (14,000) (122,172) 111.5
Daiichi Sankyo Co. Ltd. ..... (1,100) (37,746) 34.4
Denso Corp. ............ (500) (30,182) 27.5
Disco Corp. ............. (600) (68,313) 62.3
East Japan Railway Co. ..... (5,700) (326,163) 297.6
Eisai Co. Ltd. ............ (1,300) (75,014) 68.4
GMO Payment Gateway, Inc. . (1,600) (125,139) 114.2
Hikari Tsushin, Inc. ........ (100) (13,645) 12.4
Iida Group Holdings Co. Ltd. .. (9,600) (170,681) 155.7
ITOCHU Corp. ........... (3,300) (109,477) 99.9
Itochu Techno-Solutions Corp. . (5,500) (142,426) 130.0
Japan Airlines Co. Ltd. ...... (5,500) (104,921) 95.7
Japan Exchange Group, Inc. .. (4,400) (71,446) 65.2
Japan Post Bank Co. Ltd. .... (7,000) (55,899) 51.0
JFE Holdings, Inc. ......... (5,800) (68,616) 62.6
Kansai Electric Power Co., Inc.
(The) ............... (10,200) (110,106) 100.5
Keio Corp. .............. (4,800) (178,272) 162.7
Keisei Electric Railway Co. Ltd. (7,200) (254,080) 231.8
Keyence Corp. ........... (200) (90,191) 82.3
Kobe Bussan Co. Ltd. ...... (7,300) (204,169) 186.3
Koei Tecmo Holdings Co. Ltd. . (17,500) (321,821) 293.7
Koito Manufacturing Co. Ltd. .. (800) (15,475) 14.1
Konami Group Corp. ....... (1,700) (83,647) 76.3
Kose Corp. ............. (1,000) (116,695) 106.5
Kubota Corp. ............ (15,200) (230,326) 210.2
Kyocera Corp. ........... (500) (26,244) 23.9
Lasertec Corp. ........... (1,100) (149,651) 136.6
M3, Inc. ................ (3,000) (73,638) 67.2
Makita Corp. ............ (8,300) (234,149) 213.7
McDonald's Holdings Co. Japan
Ltd. ................ (3,200) (133,313) 121.6
MINEBEA MITSUMI, Inc. .... (1,200) (22,222) 20.3
Mitsubishi Chemical Group
Corp. ............... (18,100) (106,186) 96.9
Mitsui Fudosan Co. Ltd. ..... (3,600) (71,503) 65.2
Mitsui OSK Lines Ltd. ...... (900) (22,312) 20.4
Mizuho Financial Group, Inc. .. (1,900) (27,542) 25.1
MS&AD Insurance Group
Holdings, Inc. .......... (1,500) (49,233) 44.9
Nexon Co. Ltd. ........... (3,900) (88,102) 80.4
NIDEC Corp. ............ (2,400) (118,757) 108.4
Nintendo Co. Ltd. ......... (5,900) (249,437) 227.6
Nippon Paint Holdings Co. Ltd. (2,600) (23,458) 21.4
Nippon Sanso Holdings Corp. . (5,600) (101,039) 92.2
Nippon Yusen KK ......... (1,500) (35,458) 32.4
Nissan Motor Co. Ltd. ...... (6,100) (22,243) 20.3
Nitori Holdings Co. Ltd. ..... (800) (101,869) 93.0
Nomura Research Institute Ltd. (5,500) (138,378) 126.3
NTT Data Corp. .......... (9,400) (127,682) 116.5
Odakyu Electric Railway Co. Ltd. (12,100) (169,017) 154.2
Open House Group Co. Ltd. .. (1,600) (63,956) 58.4
Oriental Land Co. Ltd. ...... (1,200) (42,467) 38.8
Pan Pacific International
Holdings Corp. ......... (2,200) (41,111) 37.5
Rakuten Group, Inc. ....... (52,500) (261,868) 238.9
Renesas Electronics Corp. ... (13,400) (174,635) 159.4
SBI Holdings, Inc. ......... (4,700) (91,795) 83.8
SCSK Corp. ............. (5,100) (76,999) 70.3
Shares Value
% of Basket
Value
Japan (continued)
Sharp Corp. ............. (55,300) $ (394,123) 359.6%
Shimano, Inc. ............ (400) (61,861) 56.4
Shimizu Corp. ........... (8,200) (50,077) 45.7
SoftBank Group Corp. ...... (6,600) (247,516) 225.9
Sompo Holdings, Inc. ...... (3,600) (150,227) 137.1
Sony Group Corp. ......... (1,000) (90,474) 82.6
Square Enix Holdings Co. Ltd. . (4,600) (226,362) 206.6
SUMCO Corp. ........... (10,700) (147,357) 134.5
Sumitomo Chemical Co. Ltd. .. (11,800) (39,875) 36.4
Sumitomo Electric Industries
Ltd. ................ (28,500) (363,725) 331.9
Sumitomo Metal Mining Co. Ltd. (1,200) (44,290) 40.4
T&D Holdings, Inc. ........ (3,700) (45,311) 41.3
Taisei Corp. ............. (1,700) (57,819) 52.8
Takeda Pharmaceutical Co. Ltd. (1,100) (36,428) 33.2
TIS, Inc. ............... (6,300) (172,996) 157.9
Tobu Railway Co. Ltd. ...... (3,500) (89,340) 81.5
Toho Co. Ltd. ............ (1,600) (63,562) 58.0
Tokio Marine Holdings, Inc. ... (8,200) (164,878) 150.4
Tokyo Electric Power Co.
Holdings, Inc. .......... (24,900) (89,277) 81.5
Tokyo Electron Ltd. ........ (400) (45,802) 41.8
Tokyu Corp. ............. (18,400) (259,735) 237.0
Toshiba Corp. ............ (2,000) (64,440) 58.8
Toyota Motor Corp. ........ (4,900) (67,277) 61.4
Welcia Holdings Co. Ltd. .... (4,600) (96,310) 87.9
West Japan Railway Co. .... (7,100) (307,726) 280.8
Yamaha Corp. ........... (1,800) (70,937) 64.7
Yamato Holdings Co. Ltd. .... (2,200) (37,791) 34.5
Yaskawa Electric Corp. ..... (2,300) (93,669) 85.5
Z Holdings Corp. .......... (64,000) (175,311) 160.0
(10,405,437)
Jordan
Hikma Pharmaceuticals plc ... (2,453) (56,813) 51.8
Luxembourg
Eurofins Scientific SE ...... (6,012) (419,937) 383.2
Netherlands
Aegon NV .............. (16,764) (76,490) 69.8
Akzo Nobel NV ........... (2,485) (206,151) 188.1
Argenx SE .............. (678) (261,537) 238.7
Euronext NV ............ (1,573) (125,099) 114.2
Heineken NV ............ (1,525) (175,108) 159.8
IMCD NV ............... (268) (40,345) 36.8
JDE Peet's NV ........... (1,655) (50,333) 45.9
Universal Music Group NV ... (7,962) (173,949) 158.7
(1,109,012)
New Zealand
Xero Ltd. ............... (1,412) (88,145) 80.4
Norway
Aker BP ASA ............ (11,412) (272,813) 248.9
Gjensidige Forsikring ASA ... (3,750) (65,324) 59.6
Mowi ASA .............. (1,487) (28,371) 25.9
Orkla ASA .............. (12,997) (93,420) 85.3
Salmar ASA ............. (2,793) (124,089) 113.2
Telenor ASA ............. (2,947) (36,773) 33.6
(620,790)
Portugal
EDP - Energias de Portugal SA (22,179) (122,206) 111.5

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Singapore
CapitaLand Ascott Trust ..... (2,052) $ (1,666) 1.5%
Capitaland Investment Ltd. ... (36,000) (100,772) 92.0
Grab Holdings Ltd., Class A .. (9,466) (27,546) 25.1
Sea Ltd., ADR ........... (850) (64,745) 59.1
Singapore Exchange Ltd. .... (12,800) (92,117) 84.1
Singapore Technologies
Engineering Ltd. ........ (93,400) (254,265) 232.0
(541,111)
South Africa
Anglo American plc ........ (1,972) (60,766) 55.5
South Korea
Delivery Hero SE ......... (494) (19,746) 18.0
Spain
CaixaBank SA ........... (1,533) (5,675) 5.2
Cellnex Telecom SA ....... (7,696) (324,032) 295.7
EDP Renovaveis SA ....... (7,006) (155,727) 142.1
Ferrovial SA ............. (2,445) (76,659) 69.9
Grifols SA .............. (9,901) (101,917) 93.0
Telefonica SA ............ (20,897) (94,918) 86.6
(758,928)
Sweden
Alfa Laval AB ............ (2,929) (107,457) 98.1
Atlas Copco AB, Class A .... (3,283) (47,486) 43.3
Electrolux AB, Class B ...... (22,982) (346,686) 316.3
Embracer Group AB ....... (3,926) (20,496) 18.7
EQT AB ................ (2,573) (55,418) 50.6
H & M Hennes & Mauritz AB,
Class B .............. (6,705) (98,301) 89.7
Holmen AB, Class B ....... (1,320) (49,935) 45.6
Husqvarna AB, Class B ..... (14,385) (124,160) 113.3
Nibe Industrier AB, Class B ... (6,281) (70,328) 64.2
Svenska Cellulosa AB SCA,
Class B .............. (9,671) (132,683) 121.1
Svenska Handelsbanken AB,
Class A .............. (4,056) (35,854) 32.7
Swedish Orphan Biovitrum AB . (1,167) (28,399) 25.9
Tele2 AB, Class B ......... (12,969) (137,811) 125.7
Telefonaktiebolaget LM Ericsson,
Class B .............. (3,939) (21,687) 19.8
Telia Co. AB ............. (14,198) (39,530) 36.1
(1,316,231)
Switzerland
ABB Ltd. (Registered) ...... (9,037) (325,997) 297.5
Alcon, Inc. .............. (320) (23,301) 21.3
Bachem Holding AG ....... (1,013) (110,660) 101.0
Banque Cantonale Vaudoise
(Registered) ........... (3,023) (318,094) 290.3
Barry Callebaut AG (Registered) (29) (61,918) 56.5
DSM-Firmenich AG ........ (1,675) (219,193) 200.0
EMS-Chemie Holding AG
(Registered) ........... (43) (35,316) 32.2
Lonza Group AG (Registered) . (166) (103,524) 94.5
Schindler Holding AG ...... (242) (54,080) 49.3
SGS SA (Registered) ....... (250) (22,624) 20.6
SIG Group AG ........... (6,406) (171,461) 156.4
Swiss Prime Site AG
(Registered) ........... (1,271) (115,050) 105.0
(1,561,218)
United Kingdom
abrdn plc ............... (37,136) (99,514) 90.8
Admiral Group plc ......... (3,604) (104,747) 95.6
Shares Value
% of Basket
Value
United Kingdom (continued)
AstraZeneca plc .......... (2,182) $ (321,110) 293.0%
Aviva plc ............... (20,007) (106,524) 97.2
BAE Systems plc ......... (2,214) (28,206) 25.7
Berkeley Group Holdings plc .. (750) (41,972) 38.3
BT Group plc ............ (93,838) (187,422) 171.0
Bunzl plc ............... (780) (31,050) 28.3
CNH Industrial NV ......... (1,466) (20,629) 18.8
Diageo plc .............. (8,597) (392,162) 357.8
Halma plc .............. (1,949) (56,684) 51.7
Hargreaves Lansdown plc ... (10,389) (105,181) 96.0
Just Eat Takeaway.com NV ... (1,550) (27,181) 24.8
Linde plc ............... (926) (342,111) 312.2
M&G plc ............... (19,408) (50,161) 45.8
National Grid plc .......... (11,788) (169,015) 154.2
Ocado Group plc ......... (4,233) (26,940) 24.6
Pearson plc ............. (2,620) (29,150) 26.6
Persimmon plc ........... (6,931) (114,706) 104.7
Phoenix Group Holdings plc .. (9,089) (67,718) 61.8
Reckitt Benckiser Group plc .. (1,884) (152,246) 138.9
Rentokil Initial plc ......... (32,323) (257,332) 234.8
Rolls-Royce Holdings plc .... (105,044) (201,230) 183.6
Schroders plc ............ (27,631) (169,237) 154.4
Severn Trent plc .......... (3,695) (136,100) 124.2
Smith & Nephew plc ....... (3,436) (56,590) 51.6
Spirax-Sarco Engineering plc . (391) (54,638) 49.9
Standard Chartered plc ..... (5,632) (44,623) 40.7
Vodafone Group plc ........ (84,052) (100,957) 92.1
(3,495,136)
United States
3M Co. ................ (307) (32,610) 29.8
Advance Auto Parts, Inc. .... (706) (88,624) 80.9
Advanced Micro Devices, Inc. . (1,398) (124,939) 114.0
Aflac, Inc. .............. (641) (44,774) 40.9
Air Products & Chemicals, Inc. (1,294) (380,902) 347.6
Albemarle Corp. .......... (432) (80,119) 73.1
Alliant Energy Corp. ....... (3,223) (177,716) 162.2
Allstate Corp. (The) ........ (1,924) (222,722) 203.2
Ally Financial, Inc. ......... (1,396) (36,826) 33.6
Alnylam Pharmaceuticals, Inc. . (212) (42,230) 38.5
Amazon.com, Inc. ......... (608) (64,114) 58.5
Amcor plc .............. (13,182) (144,607) 132.0
Ameren Corp. ............ (1,240) (110,323) 100.7
American Electric Power Co.,
Inc. ................. (855) (79,019) 72.1
American Water Works Co., Inc. (167) (24,758) 22.6
Amphenol Corp., Class A .... (5,488) (414,179) 377.9
Analog Devices, Inc. ....... (73) (13,131) 12.0
Aon plc, Class A .......... (211) (68,613) 62.6
APA Corp. .............. (592) (21,815) 19.9
Apollo Global Management, Inc. (2,891) (183,260) 167.2
Aptiv plc ............... (2,004) (206,131) 188.1
Aramark ............... (9,018) (312,925) 285.5
Arrow Electronics, Inc. ...... (596) (68,200) 62.2
Arthur J Gallagher & Co. .... (1,587) (330,191) 301.3
Aspen Technology, Inc. ..... (1,152) (203,904) 186.1
Assurant, Inc. ............ (930) (114,511) 104.5
AT&T, Inc. .............. (3,870) (68,383) 62.4
Atmos Energy Corp. ....... (814) (92,910) 84.8
Avantor, Inc. ............. (3,827) (74,550) 68.0
Axon Enterprise, Inc. ....... (110) (23,178) 21.1
Ball Corp. .............. (2,200) (116,996) 106.8
Bank of America Corp. ...... (1,258) (36,834) 33.6
Baxter International, Inc. .... (6,428) (306,487) 279.7
Bentley Systems, Inc., Class B (2,758) (117,380) 107.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
BILL Holdings, Inc. ........ (1,045) $ (80,266) 73.2%
BioMarin Pharmaceutical, Inc. . (2,494) (239,524) 218.6
Bio-Rad Laboratories, Inc., Class
A .................. (119) (53,644) 48.9
Bio-Techne Corp. ......... (670) (53,520) 48.8
Blackstone, Inc. .......... (1,295) (115,682) 105.6
Block, Inc., Class A ........ (2,003) (121,762) 111.1
Broadcom, Inc. ........... (250) (156,625) 142.9
Broadridge Financial Solutions,
Inc. ................. (1,565) (227,567) 207.7
Brown & Brown, Inc. ....... (2,606) (167,800) 153.1
Brown-Forman Corp., Class B . (317) (20,634) 18.8
Bunge Ltd. .............. (1,531) (143,302) 130.8
Burlington Stores, Inc. ...... (451) (86,957) 79.3
Caesars Entertainment, Inc. .. (5,380) (243,660) 222.3
Campbell Soup Co. ........ (2,012) (109,252) 99.7
Carlisle Cos., Inc. ......... (466) (100,586) 91.8
CarMax, Inc. ............ (4,344) (304,210) 277.6
Carnival Corp. ........... (30,928) (284,847) 259.9
Catalent, Inc. ............ (987) (49,468) 45.1
CBRE Group, Inc., Class A ... (838) (64,241) 58.6
Celanese Corp. .......... (3,075) (326,688) 298.1
Centene Corp. ........... (1,020) (70,309) 64.2
Ceridian HCM Holding, Inc. .. (1,715) (108,868) 99.3
Charles River Laboratories
International, Inc. ....... (521) (99,053) 90.4
Charles Schwab Corp. (The) .. (3,403) (177,773) 162.2
Charter Communications, Inc.,
Class A .............. (248) (91,438) 83.4
Cheniere Energy, Inc. ...... (492) (75,276) 68.7
Chesapeake Energy Corp. ... (756) (62,506) 57.0
Chevron Corp. ........... (216) (36,413) 33.2
Chewy, Inc., Class A ....... (2,617) (81,153) 74.1
Church & Dwight Co., Inc. ... (4,269) (414,605) 378.3
Cincinnati Financial Corp. .... (739) (78,659) 71.8
Citizens Financial Group, Inc. . (737) (22,803) 20.8
Clarivate plc ............. (12,091) (107,126) 97.8
Cleveland-Cliffs, Inc. ....... (1,708) (26,269) 24.0
Cloudflare, Inc., Class A ..... (2,858) (134,469) 122.7
CME Group, Inc. .......... (1,399) (259,892) 237.1
CMS Energy Corp. ........ (1,796) (111,819) 102.0
Cognex Corp. ............ (926) (44,161) 40.3
Coinbase Global, Inc., Class A (984) (52,929) 48.3
Colgate-Palmolive Co. ...... (1,351) (107,810) 98.4
Conagra Brands, Inc. ....... (2,057) (78,084) 71.2
Constellation Brands, Inc., Class
A .................. (366) (83,986) 76.6
Cooper Cos., Inc. (The) ..... (309) (117,868) 107.6
Corning, Inc. ............ (1,065) (35,379) 32.3
Costco Wholesale Corp. ..... (124) (62,399) 56.9
Coterra Energy, Inc. ....... (1,963) (50,253) 45.9
Crowdstrike Holdings, Inc., Class
A .................. (185) (22,209) 20.3
Crown Holdings, Inc. ....... (2,755) (236,324) 215.6
CSL Ltd. ............... (936) (186,860) 170.5
Darling Ingredients, Inc. ..... (4,229) (251,922) 229.9
Datadog, Inc., Class A ...... (1,283) (86,449) 78.9
DaVita, Inc. ............. (2,503) (226,171) 206.4
Deere & Co. ............. (330) (124,747) 113.8
Dentsply Sirona, Inc. ....... (1,532) (64,237) 58.6
Devon Energy Corp. ....... (1,100) (58,773) 53.6
DISH Network Corp., Class A . (22,133) (166,219) 151.7
Dollar General Corp. ....... (1,311) (290,334) 264.9
Dollar Tree, Inc. .......... (1,071) (164,623) 150.2
Dominion Energy, Inc. ...... (1,726) (98,624) 90.0
Shares Value
% of Basket
Value
United States (continued)
Dover Corp. ............. (524) $ (76,588) 69.9%
Duke Energy Corp. ........ (2,962) (292,883) 267.3
Elanco Animal Health, Inc. ... (3,016) (28,562) 26.1
Electronic Arts, Inc. ........ (944) (120,152) 109.6
Emerson Electric Co. ....... (2,223) (185,087) 168.9
Enphase Energy, Inc. ....... (94) (15,435) 14.1
Entegris, Inc. ............ (8,650) (648,058) 591.3
EQT Corp. .............. (3,445) (120,024) 109.5
Equifax, Inc. ............. (539) (112,317) 102.5
Erie Indemnity Co., Class A .. (980) (212,983) 194.3
Essential Utilities, Inc. ...... (1,502) (64,135) 58.5
Exact Sciences Corp. ...... (521) (33,380) 30.5
Experian plc ............. (585) (20,712) 18.9
Fifth Third Bancorp ........ (834) (21,851) 19.9
First Republic Bank ........ (1,150) (4,037) 3.7
First Solar, Inc. ........... (101) (18,441) 16.8
Fiserv, Inc. .............. (2,376) (290,157) 264.8
FleetCor Technologies, Inc. ... (464) (99,259) 90.6
Ford Motor Co. ........... (1,437) (17,072) 15.6
Gartner, Inc. ............. (54) (16,333) 14.9
GE HealthCare Technologies,
Inc. ................. (815) (66,292) 60.5
Gen Digital, Inc. .......... (12,643) (223,402) 203.9
Generac Holdings, Inc. ..... (52) (5,315) 4.9
General Electric Co. ....... (1,975) (195,466) 178.4
General Mills, Inc. ......... (371) (32,882) 30.0
Genuine Parts Co. ........ (212) (35,682) 32.6
Global Payments, Inc. ...... (230) (25,923) 23.7
Globe Life, Inc. ........... (1,726) (187,306) 170.9
Haleon plc .............. (11,180) (49,155) 44.9
Hess Corp. ............. (1,780) (258,207) 235.6
Home Depot, Inc. (The) ..... (1,508) (453,214) 413.6
Hormel Foods Corp. ....... (9,969) (403,146) 367.9
Humana, Inc. ............ (76) (40,317) 36.8
Huntington Bancshares, Inc. .. (1,851) (20,731) 18.9
Huntington Ingalls Industries,
Inc. ................. (841) (169,596) 154.8
Illumina, Inc. ............ (97) (19,939) 18.2
Insulet Corp. ............ (92) (29,260) 26.7
Intel Corp. .............. (684) (21,245) 19.4
Intercontinental Exchange, Inc. (405) (44,117) 40.3
International Business Machines
Corp. ............... (4,479) (566,190) 516.6
International Flavors &
Fragrances, Inc. ........ (56) (5,430) 5.0
International Paper Co. ..... (1,616) (53,506) 48.8
Jack Henry & Associates, Inc. . (1,600) (261,344) 238.5
Johnson Controls International
plc ................. (385) (23,038) 21.0
JPMorgan Chase & Co. ..... (641) (88,612) 80.9
Keurig Dr Pepper, Inc. ...... (2,706) (88,486) 80.7
KeyCorp ............... (2,100) (23,646) 21.6
Kimberly-Clark Corp. ....... (1,064) (154,163) 140.7
Kinder Morgan, Inc. ........ (2,537) (43,510) 39.7
Kraft Heinz Co. (The) ....... (1,816) (71,314) 65.1
Las Vegas Sands Corp. ..... (4,114) (262,679) 239.7
Lear Corp. .............. (1,146) (146,298) 133.5
Leidos Holdings, Inc. ....... (2,040) (190,250) 173.6
Liberty Broadband Corp., Class
C .................. (1,970) (167,017) 152.4
Liberty Media Corp-Liberty
Formula One, Class C .... (1,370) (98,900) 90.2
Live Nation Entertainment, Inc. (3,041) (206,119) 188.1
Loews Corp. ............ (2,824) (162,578) 148.3
LPL Financial Holdings, Inc. .. (772) (161,224) 147.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
M&T Bank Corp. .......... (1,365) $ (171,717) 156.7%
MarketAxess Holdings, Inc. .. (377) (120,025) 109.5
Marriott International, Inc., Class
A .................. (3,037) (514,286) 469.3
Marsh & McLennan Cos., Inc. . (275) (49,552) 45.2
Martin Marietta Materials, Inc. . (916) (332,691) 303.6
Marvell Technology, Inc. ..... (2,407) (95,028) 86.7
Masco Corp. ............ (392) (20,976) 19.1
Masimo Corp. ............ (124) (23,453) 21.4
McCormick & Co., Inc. (Non-
Voting) .............. (4,277) (375,734) 342.9
Micron Technology, Inc. ..... (1,970) (126,789) 115.7
Moderna, Inc. ............ (214) (28,438) 25.9
Mohawk Industries, Inc. ..... (189) (20,015) 18.3
Molina Healthcare, Inc. ..... (77) (22,938) 20.9
MongoDB, Inc. ........... (454) (108,942) 99.4
Motorola Solutions, Inc. ..... (400) (116,560) 106.4
Nasdaq, Inc. ............ (5,246) (290,471) 265.0
Newell Brands, Inc. ........ (9,032) (109,739) 100.1
Newmont Corp. .......... (1,714) (81,244) 74.1
NextEra Energy, Inc. ....... (2,396) (183,605) 167.5
NiSource, Inc. ........... (906) (25,785) 23.5
Northern Trust Corp. ....... (533) (41,659) 38.0
Novocure Ltd. ............ (437) (28,798) 26.3
ONEOK, Inc. ............ (1,443) (94,387) 86.1
PACCAR, Inc. ........... (382) (28,532) 26.0
Palantir Technologies, Inc., Class
A .................. (3,782) (29,311) 26.7
Paramount Global, Class B ... (8,691) (202,761) 185.0
Pentair plc .............. (788) (45,767) 41.8
PerkinElmer, Inc. ......... (2,052) (267,765) 244.3
PG&E Corp. ............. (2,593) (44,366) 40.5
Plug Power, Inc. .......... (6,670) (60,230) 55.0
PNC Financial Services Group,
Inc. (The) ............ (1,734) (225,853) 206.1
Pool Corp. .............. (442) (155,283) 141.7
Progressive Corp. (The) ..... (368) (50,195) 45.8
Raymond James Financial, Inc. (227) (20,550) 18.8
Regeneron Pharmaceuticals,
Inc. ................. (197) (157,953) 144.1
Republic Services, Inc. ..... (4,903) (709,072) 647.0
ROBLOX Corp., Class A ..... (622) (22,143) 20.2
Rockwell Automation, Inc. .... (90) (25,507) 23.3
Roku, Inc. .............. (390) (21,922) 20.0
Roper Technologies, Inc. .... (503) (228,754) 208.7
Ross Stores, Inc. ......... (1,233) (131,598) 120.1
Royal Caribbean Cruises Ltd. . (728) (47,633) 43.5
Royalty Pharma plc, Class A .. (1,883) (66,187) 60.4
RPM International, Inc. ..... (956) (78,421) 71.6
Salesforce, Inc. ........... (1,683) (333,857) 304.6
Sanofi ................. (2,703) (291,298) 265.8
Seagate Technology Holdings
plc ................. (337) (19,805) 18.1
Sealed Air Corp. .......... (602) (28,890) 26.4
Sherwin-Williams Co. (The) .. (998) (237,065) 216.3
Snowflake, Inc., Class A ..... (747) (110,616) 100.9
SolarEdge Technologies, Inc. . (275) (78,548) 71.7
Southern Co. (The) ........ (3,847) (282,947) 258.2
Stanley Black & Decker, Inc. .. (2,299) (198,496) 181.1
STERIS plc ............. (403) (75,986) 69.3
Swiss Re AG ............ (827) (83,282) 76.0
Sysco Corp. ............. (1,175) (90,170) 82.3
Take-Two Interactive Software,
Inc. ................. (1,811) (225,089) 205.4
Targa Resources Corp. ..... (1,866) (140,939) 128.6
Shares Value
% of Basket
Value
United States (continued)
Target Corp. ............. (413) $ (65,151) 59.4%
Teledyne Technologies, Inc. .. (860) (356,384) 325.2
Teleflex, Inc. ............. (363) (98,925) 90.3
Tenaris SA .............. (4,574) (65,432) 59.7
Tesla, Inc. .............. (1,455) (239,071) 218.1
Thermo Fisher Scientific, Inc. . (57) (31,629) 28.9
T-Mobile US, Inc. ......... (998) (143,612) 131.0
Tractor Supply Co. ........ (141) (33,614) 30.7
Trade Desk, Inc. (The), Class A (501) (32,234) 29.4
Travelers Cos., Inc. (The) .... (242) (43,836) 40.0
Truist Financial Corp. ....... (678) (22,089) 20.2
Twilio, Inc., Class A ........ (1,646) (86,596) 79.0
Tyler Technologies, Inc. ..... (286) (108,403) 98.9
Tyson Foods, Inc., Class A ... (1,077) (67,302) 61.4
Union Pacific Corp. ........ (254) (49,708) 45.4
UnitedHealth Group, Inc. .... (389) (191,423) 174.7
Unity Software, Inc. ........ (1,895) (51,108) 46.6
US Bancorp ............. (796) (27,287) 24.9
Vail Resorts, Inc. .......... (111) (26,698) 24.4
Verizon Communications, Inc. . (6,885) (267,345) 243.9
Vimeo, Inc. ............. (1) (3) 0.0
(a)
Vistra Corp. ............. (2,777) (66,259) 60.5
Vulcan Materials Co. ....... (668) (116,980) 106.7
W R Berkley Corp. ........ (847) (49,905) 45.5
Walt Disney Co. (The) ...... (1,434) (146,985) 134.1
Warner Bros Discovery, Inc. .. (5,734) (78,040) 71.2
Waste Connections, Inc. ..... (2,772) (385,724) 352.0
Waste Management, Inc. .... (3,122) (518,408) 473.0
WEC Energy Group, Inc. .... (1,121) (107,807) 98.4
Wells Fargo & Co. ......... (724) (28,779) 26.3
Western Digital Corp. ....... (1,658) (57,102) 52.1
Williams Cos., Inc. (The) .... (7,830) (236,936) 216.2
Wolfspeed, Inc. ........... (1,507) (70,151) 64.0
Wynn Resorts Ltd. ........ (2,625) (299,985) 273.7
Zebra Technologies Corp., Class
A .................. (98) (28,227) 25.8
Zoom Video Communications,
Inc., Class A ........... (668) (41,035) 37.4
ZoomInfo Technologies, Inc. .. (11,676) (255,821) 233.4
(31,695,470)
Preferred Securities
Germany
Sartorius AG (Preference) ... (161) (62,579) 57.1
Total Reference Entity — Short ............ (63,169,448)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ (109,591)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA, as of period end, termination date November 17, 2023:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 11,560 292,416 (51.0)
BHP Group Ltd. .......... 11,185 331,943 (57.9)
BlueScope Steel Ltd. ....... 21,329 283,499 (49.4)
Brambles Ltd. ............ 47,580 450,717 (78.6)
Cochlear Ltd. ............ 301 49,354 (8.6)
Coles Group Ltd. ......... 10,553 127,482 (22.2)
Fortescue Metals Group Ltd. .. 4,211 58,919 (10.3)
Lottery Corp. Ltd. (The) ..... 107,973 362,032 (63.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Australia (continued)
Macquarie Group Ltd. ...... 581 $ 70,877 (12.4) %
Qantas Airways Ltd. ....... 10,980 48,421 (8.4)
Rio Tinto Ltd. ............ 1,457 109,282 (19.0)
Rio Tinto plc ............. 1,654 105,149 (18.3)
Sonic Healthcare Ltd. ...... 1,137 26,802 (4.7)
South32 Ltd. ............ 64,833 183,267 (31.9)
Suncorp Group Ltd. ........ 17,589 146,447 (25.5)
Telstra Group Ltd. ......... 67,899 196,990 (34.3)
Wesfarmers Ltd. .......... 5,168 178,779 (31.2)
3,022,376
Austria
Mondi plc ............... 1,280 20,397 (3.5)
OMV AG ............... 4,627 218,962 (38.2)
voestalpine AG ........... 2,398 83,143 (14.5)
322,502
Belgium
Anheuser-Busch InBev SA ... 2,705 175,878 (30.7)
Groupe Bruxelles Lambert NV . 1,368 122,780 (21.4)
Sofina SA .............. 118 27,092 (4.7)
Solvay SA .............. 2,830 339,653 (59.2)
665,403
Canada
Alimentation Couche-Tard, Inc. 334 16,670 (2.9)
AltaGas Ltd. ............. 1,345 23,528 (4.1)
ARC Resources Ltd. ....... 1,835 22,794 (4.0)
Bank of Montreal ......... 3,641 328,210 (57.2)
Bank of Nova Scotia (The) ... 2,190 109,318 (19.1)
Canadian National Railway Co. 2,995 357,008 (62.2)
Canadian Natural Resources
Ltd. ................ 4,278 260,687 (45.4)
Canadian Utilities Ltd., Class A 3,128 90,434 (15.8)
Cenovus Energy, Inc. ....... 3,867 64,904 (11.3)
CGI, Inc. ............... 520 52,777 (9.2)
Constellation Software, Inc. .. 247 483,448 (84.3)
Dollarama, Inc. ........... 1,924 119,173 (20.8)
Enbridge, Inc. ............ 1,318 52,405 (9.1)
FirstService Corp. ......... 397 59,718 (10.4)
Franco-Nevada Corp. ...... 2,612 396,335 (69.1)
Gildan Activewear, Inc. ...... 6,115 199,132 (34.7)
Great-West Lifeco, Inc. ..... 998 28,374 (4.9)
Hydro One Ltd. ........... 9,297 272,285 (47.5)
iA Financial Corp., Inc. ...... 1,073 71,998 (12.5)
Imperial Oil Ltd. .......... 3,722 189,719 (33.1)
Loblaw Cos. Ltd. .......... 2,331 219,242 (38.2)
Manulife Financial Corp. ..... 60,723 1,198,908 (209.0)
National Bank of Canada .... 4,771 355,769 (62.0)
Onex Corp. ............. 886 40,800 (7.1)
Open Text Corp. .......... 2,245 85,021 (14.8)
Power Corp. of Canada ..... 10,435 279,504 (48.7)
Royal Bank of Canada ...... 3,636 360,983 (62.9)
Sun Life Financial, Inc. ...... 5,385 264,153 (46.0)
Suncor Energy, Inc. ........ 1,219 38,167 (6.7)
TFI International, Inc. ....... 425 45,805 (8.0)
Toromont Industries Ltd. ..... 362 29,252 (5.1)
Toronto-Dominion Bank (The) . 2,898 175,546 (30.6)
Tourmaline Oil Corp. ....... 1,773 79,656 (13.9)
West Fraser Timber Co. Ltd. .. 634 45,859 (8.0)
6,417,582
China
NXP Semiconductors NV .... 646 105,776 (18.5)
Shares Value
% of Basket
Value
Denmark
AP Moller - Maersk A/S, Class B 29 $ 52,419 (9.1) %
Carlsberg A/S, Class B ..... 481 79,604 (13.9)
DSV A/S ............... 365 68,694 (12.0)
Genmab A/S ............ 335 137,673 (24.0)
Novo Nordisk A/S, Class B ... 799 132,917 (23.2)
Novozymes A/S, Class B .... 3,667 190,914 (33.3)
Pandora A/S ............ 1,850 171,239 (29.8)
833,460
Finland
Elisa OYJ .............. 2,708 168,170 (29.3)
Kesko OYJ, Class B ....... 2,970 61,918 (10.8)
Nokia OYJ .............. 6,351 26,872 (4.7)
Nordea Bank Abp ......... 29,605 328,890 (57.3)
Orion OYJ, Class B ........ 772 36,263 (6.3)
Stora Enso OYJ, Class R .... 11,155 141,522 (24.7)
763,635
Germany
Allianz SE (Registered) ..... 387 97,178 (16.9)
BASF SE ............... 810 41,896 (7.3)
Beiersdorf AG ............ 1,265 176,631 (30.8)
Carl Zeiss Meditec AG ...... 128 17,216 (3.0)
Deutsche Bank AG (Registered) 8,731 95,977 (16.7)
Deutsche Boerse AG ....... 312 59,501 (10.4)
Deutsche Post AG ......... 10,781 518,562 (90.4)
E.ON SE ............... 41,957 554,996 (96.7)
GEA Group AG ........... 3,925 184,604 (32.2)
HeidelbergCement AG ...... 3,131 237,147 (41.3)
HelloFresh SE ........... 945 25,375 (4.4)
Henkel AG & Co. KGaA
(Preference) .......... 1,779 143,830 (25.1)
Infineon Technologies AG .... 546 19,884 (3.5)
Mercedes-Benz Group AG ... 1,601 124,856 (21.8)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 146 54,871 (9.6)
Nemetschek SE .......... 250 19,541 (3.4)
Rational AG ............. 62 44,905 (7.8)
SAP SE ................ 1,454 196,750 (34.3)
Scout24 SE ............. 2,048 127,646 (22.2)
Siemens AG (Registered) .... 556 91,647 (16.0)
United Internet AG (Registered),
Class G .............. 1,761 30,235 (5.3)
2,863,248
Hong Kong
Hongkong Land Holdings Ltd. . 9,500 42,279 (7.4)
Power Assets Holdings Ltd. .. 12,500 71,429 (12.5)
Sun Hung Kai Properties Ltd. . 5,000 69,616 (12.1)
Swire Pacific Ltd., Class A ... 5,500 43,660 (7.6)
Swire Properties Ltd. ....... 8,000 21,502 (3.7)
248,486
Ireland
AerCap Holdings NV ....... 464 26,151 (4.6)
CRH plc ............... 6,029 290,923 (50.7)
Smurfit Kappa Group plc .... 1,370 50,757 (8.8)
367,831
Italy
Coca-Cola HBC AG ........ 3,648 111,361 (19.4)
Enel SpA ............... 22,129 151,188 (26.4)
Eni SpA ................ 31,593 477,288 (83.2)
Ferrari NV .............. 141 39,289 (6.8)
Mediobanca Banca di Credito
Finanziario SpA ........ 9,145 98,210 (17.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Italy (continued)
Moncler SpA ............ 1,727 $ 128,111 (22.3) %
Poste Italiane SpA ......... 16,604 172,797 (30.1)
Snam SpA .............. 54,939 305,333 (53.2)
UniCredit SpA ........... 1,259 24,948 (4.4)
1,508,525
Japan
Advantest Corp. .......... 200 15,586 (2.7)
AGC, Inc. .............. 1,900 70,841 (12.3)
Ajinomoto Co., Inc. ........ 6,700 240,961 (42.0)
Astellas Pharma, Inc. ....... 20,800 313,343 (54.6)
Bridgestone Corp. ......... 6,300 252,998 (44.1)
Capcom Co. Ltd. .......... 600 22,547 (3.9)
Chugai Pharmaceutical Co. Ltd. 8,600 221,929 (38.7)
Daiwa House Industry Co. Ltd. 6,900 175,870 (30.7)
Dentsu Group, Inc. ........ 1,600 57,656 (10.1)
ENEOS Holdings, Inc. ...... 5,400 19,211 (3.3)
Fuji Electric Co. Ltd. ....... 3,200 129,170 (22.5)
FUJIFILM Holdings Corp. .... 1,900 99,028 (17.3)
Hakuhodo DY Holdings, Inc. .. 10,600 124,903 (21.8)
Hamamatsu Photonics KK ... 3,400 180,247 (31.4)
Hitachi Construction Machinery
Co. Ltd. .............. 1,000 24,642 (4.3)
Hitachi Ltd. ............. 4,500 248,916 (43.4)
Honda Motor Co. Ltd. ...... 6,600 175,052 (30.5)
Hoya Corp. ............. 300 31,457 (5.5)
Hulic Co. Ltd. ............ 2,500 21,414 (3.7)
Ibiden Co. Ltd. ........... 1,200 47,215 (8.2)
Idemitsu Kosan Co. Ltd. ..... 2,300 48,974 (8.5)
Isuzu Motors Ltd. ......... 9,900 116,909 (20.4)
Japan Post Holdings Co. Ltd. . 20,400 167,931 (29.3)
Japan Tobacco, Inc. ....... 30,700 660,568 (115.1)
Kajima Corp. ............ 2,000 26,461 (4.6)
Kao Corp. .............. 2,500 101,021 (17.6)
KDDI Corp. ............. 6,200 193,552 (33.7)
Kirin Holdings Co. Ltd. ...... 1,700 27,617 (4.8)
Komatsu Ltd. ............ 12,000 298,438 (52.0)
Marubeni Corp. ........... 7,900 112,126 (19.5)
Mazda Motor Corp. ........ 27,500 248,861 (43.4)
MEIJI Holdings Co. Ltd. ..... 9,200 221,993 (38.7)
Mitsubishi Corp. .......... 1,000 37,076 (6.5)
Mitsubishi Electric Corp. ..... 30,000 371,966 (64.8)
Mitsubishi Estate Co. Ltd. .... 3,300 40,670 (7.1)
Mitsubishi HC Capital, Inc. ... 12,700 65,922 (11.5)
Mitsubishi Heavy Industries Ltd. 600 22,752 (4.0)
Mitsui Chemicals, Inc. ...... 6,500 164,457 (28.7)
NEC Corp. .............. 2,600 99,984 (17.4)
NGK Insulators Ltd. ........ 18,500 232,209 (40.5)
Nippon Express Holdings, Inc. . 2,700 158,441 (27.6)
Nippon Steel Corp. ........ 6,100 130,280 (22.7)
Nippon Telegraph & Telephone
Corp. ............... 5,100 155,621 (27.1)
Nissan Chemical Corp. ..... 1,900 84,440 (14.7)
Nisshin Seifun Group, Inc. ... 1,800 21,819 (3.8)
Nissin Foods Holdings Co. Ltd. 4,000 385,648 (67.2)
Nitto Denko Corp. ......... 3,700 239,198 (41.7)
Nomura Real Estate Holdings,
Inc. ................. 4,200 104,660 (18.2)
Obayashi Corp. .......... 5,700 47,520 (8.3)
Obic Co. Ltd. ............ 300 46,223 (8.1)
Omron Corp. ............ 400 23,464 (4.1)
Ono Pharmaceutical Co. Ltd. . 16,000 322,162 (56.2)
ORIX Corp. ............. 3,800 64,648 (11.3)
Osaka Gas Co. Ltd. ........ 7,100 117,443 (20.5)
Persol Holdings Co. Ltd. ..... 1,500 30,929 (5.4)
Shares Value
% of Basket
Value
Japan (continued)
Rohm Co. Ltd. ........... 300 $ 22,586 (3.9) %
Secom Co. Ltd. ........... 1,700 108,858 (19.0)
Seiko Epson Corp. ........ 1,500 22,941 (4.0)
Sekisui Chemical Co. Ltd. .... 15,700 223,449 (38.9)
Sekisui House Ltd. ........ 1,600 32,894 (5.7)
Shimadzu Corp. .......... 100 3,128 (0.5)
Shin-Etsu Chemical Co. Ltd. .. 7,200 205,458 (35.8)
Shionogi & Co. Ltd. ........ 3,600 161,152 (28.1)
SMC Corp. .............. 300 149,623 (26.1)
SoftBank Corp. ........... 9,100 102,455 (17.9)
Subaru Corp. ............ 3,800 62,023 (10.8)
Sumitomo Corp. .......... 12,900 231,205 (40.3)
Sumitomo Mitsui Financial
Group, Inc. ........... 4,900 200,281 (34.9)
Sumitomo Mitsui Trust Holdings,
Inc. ................. 1,400 50,467 (8.8)
Suzuki Motor Corp. ........ 600 20,921 (3.6)
Sysmex Corp. ........... 600 38,594 (6.7)
Terumo Corp. ............ 4,700 140,745 (24.5)
Tokyo Gas Co. Ltd. ........ 14,400 294,956 (51.4)
TOPPAN, Inc. ............ 1,300 27,636 (4.8)
Toray Industries, Inc. ....... 30,200 171,152 (29.8)
Tosoh Corp. ............. 6,700 89,514 (15.6)
TOTO Ltd. .............. 1,500 51,303 (8.9)
Toyota Industries Corp. ..... 400 23,247 (4.1)
Trend Micro, Inc. .......... 1,400 68,409 (11.9)
Unicharm Corp. .......... 600 24,222 (4.2)
USS Co. Ltd. ............ 2,400 40,330 (7.0)
Yakult Honsha Co. Ltd. ..... 3,800 285,813 (49.8)
Yamaha Motor Co. Ltd. ..... 500 12,966 (2.3)
Yokogawa Electric Corp. .... 1,400 22,737 (4.0)
ZOZO, Inc. .............. 3,700 77,864 (13.6)
10,631,898
Netherlands
ASML Holding NV ......... 257 163,096 (28.4)
EXOR NV .............. 708 58,268 (10.2)
ING Groep NV ........... 4,904 60,821 (10.6)
Koninklijke Ahold Delhaize NV . 14,263 490,428 (85.5)
Koninklijke KPN NV ........ 44,558 162,498 (28.3)
Koninklijke Philips NV ...... 3,726 78,663 (13.7)
NN Group NV ............ 12,140 452,705 (78.9)
Randstad NV ............ 2,713 147,413 (25.7)
Shell plc ............... 3,527 108,378 (18.9)
Wolters Kluwer NV ........ 3,662 485,192 (84.6)
2,207,462
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 7,909 135,662 (23.6)
Spark New Zealand Ltd. ..... 6,695 21,693 (3.8)
157,355
Norway
DNB Bank ASA ........... 2,809 49,411 (8.6)
Equinor ASA ............ 2,524 72,669 (12.7)
Norsk Hydro ASA ......... 23,532 173,173 (30.2)
295,253
Portugal
Jeronimo Martins SGPS SA .. 3,798 95,843 (16.7)
Singapore
DBS Group Holdings Ltd. .... 900 22,239 (3.9)
Jardine Cycle & Carriage Ltd. . 900 22,922 (4.0)
Oversea-Chinese Banking Corp.
Ltd. ................ 31,400 297,072 (51.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Singapore (continued)
Singapore Airlines Ltd. ...... 37,500 $ 164,936 (28.7) %
United Overseas Bank Ltd. ... 4,100 87,076 (15.2)
594,245
Spain
ACS Actividades de Construccion
y Servicios SA ......... 2,467 84,821 (14.8)
Banco Bilbao Vizcaya Argentaria
SA ................. 22,894 167,607 (29.2)
Banco Santander SA ....... 61,728 216,855 (37.8)
Endesa SA ............. 3,757 84,280 (14.7)
Iberdrola SA ............. 35,029 453,909 (79.1)
Industria de Diseno Textil SA .. 2,971 102,133 (17.8)
Naturgy Energy Group SA ... 652 20,301 (3.5)
Repsol SA .............. 17,582 258,275 (45.0)
1,388,181
Sweden
Assa Abloy AB, Class B ..... 5,807 138,358 (24.1)
Boliden AB .............. 3,202 114,429 (19.9)
Epiroc AB, Class A ........ 7,637 152,993 (26.7)
Evolution AB ............ 421 56,249 (9.8)
Industrivarden AB, Class C ... 10,354 295,674 (51.5)
Investor AB, Class B ....... 13,873 298,036 (51.9)
Skandinaviska Enskilda Banken
AB, Class A ........... 7,771 88,362 (15.4)
Skanska AB, Class B ....... 3,015 49,315 (8.6)
Swedbank AB, Class A ...... 3,678 63,910 (11.1)
Volvo AB, Class B ......... 7,091 145,796 (25.4)
1,403,122
Switzerland
Baloise Holding AG (Registered) 144 24,105 (4.2)
Chocoladefabriken Lindt &
Spruengli AG .......... 2 24,694 (4.3)
Cie Financiere Richemont SA
(Registered) ........... 705 116,537 (20.3)
Clariant AG (Registered) .... 2,629 43,852 (7.6)
Geberit AG (Registered) ..... 168 95,686 (16.7)
Julius Baer Group Ltd. ...... 3,640 260,829 (45.5)
Kuehne + Nagel International AG
(Registered) ........... 427 126,501 (22.1)
Sika AG (Registered) ....... 112 30,937 (5.4)
Swatch Group AG (The) ..... 377 129,335 (22.5)
Swiss Life Holding AG
(Registered) ........... 96 63,365 (11.0)
Swisscom AG (Registered) ... 206 141,429 (24.7)
UBS Group AG (Registered) .. 5,097 103,737 (18.1)
1,161,007
United Kingdom
3i Group plc ............. 13,760 306,147 (53.4)
Associated British Foods plc .. 7,960 196,123 (34.2)
Auto Trader Group plc ...... 19,366 154,869 (27.0)
Barclays plc ............. 44,384 89,408 (15.6)
BP plc ................. 53,991 362,225 (63.1)
British American Tobacco plc . 6,312 233,202 (40.6)
Burberry Group plc ........ 3,094 100,994 (17.6)
CK Hutchison Holdings Ltd. .. 7,000 46,798 (8.2)
Coca-Cola Europacific Partners
plc ................. 1,672 107,794 (18.8)
Croda International plc ...... 254 22,316 (3.9)
DCC plc ............... 961 59,791 (10.4)
Dowlais Group plc ......... 3,750 6,249 (1.1)
Imperial Brands plc ........ 3,548 87,828 (15.3)
Informa plc .............. 11,014 100,129 (17.5)
Shares Value
% of Basket
Value
United Kingdom (continued)
J Sainsbury plc ........... 29,951 $ 104,080 (18.1) %
London Stock Exchange Group
plc ................. 264 27,718 (4.8)
Melrose Industries plc ...... 3,750 19,275 (3.4)
NatWest Group plc ........ 36,016 118,640 (20.7)
RELX plc ............... 7,358 245,159 (42.7)
Sage Group plc (The) ...... 13,100 135,099 (23.5)
Smiths Group plc ......... 21,205 448,372 (78.1)
SSE plc ................ 3,391 78,241 (13.6)
St James's Place plc ....... 4,674 71,083 (12.4)
Taylor Wimpey plc ......... 24,099 38,893 (6.8)
Tesco plc ............... 18,955 67,015 (11.7)
United Utilities Group plc .... 1,718 23,338 (4.1)
Whitbread plc ............ 1,637 67,006 (11.7)
WPP plc ............... 1,981 23,087 (4.0)
3,340,879
United States
A O Smith Corp. .......... 1,621 110,698 (19.3)
Accenture plc, Class A ...... 565 158,364 (27.6)
Adobe, Inc. ............. 608 229,556 (40.0)
AECOM ............... 545 45,262 (7.9)
Agilent Technologies, Inc. .... 277 37,514 (6.5)
Airbnb, Inc., Class A ....... 974 116,559 (20.3)
Allegion plc ............. 1,023 113,021 (19.7)
Alphabet, Inc., Class A ...... 1,296 139,113 (24.2)
Altria Group, Inc. .......... 6,030 286,485 (49.9)
American Express Co. ...... 456 73,571 (12.8)
American International Group,
Inc. ................. 7,814 414,455 (72.2)
Ameriprise Financial, Inc. .... 71 21,663 (3.8)
AMETEK, Inc. ........... 854 117,792 (20.5)
ANSYS, Inc. ............. 419 131,532 (22.9)
Apple, Inc. .............. 1,605 272,336 (47.5)
Applied Materials, Inc. ...... 3,103 350,732 (61.1)
Arch Capital Group Ltd. ..... 398 29,878 (5.2)
Archer-Daniels-Midland Co. .. 271 21,160 (3.7)
Arista Networks, Inc. ....... 283 45,325 (7.9)
Autodesk, Inc. ........... 1,333 259,655 (45.3)
Automatic Data Processing, Inc. 500 110,000 (19.2)
AutoZone, Inc. ........... 38 101,206 (17.6)
Bank of New York Mellon Corp.
(The) ............... 5,832 248,385 (43.3)
Bath & Body Works, Inc. .... 1,861 65,321 (11.4)
Becton Dickinson & Co. ..... 185 48,897 (8.5)
Berkshire Hathaway, Inc., Class
B .................. 157 51,582 (9.0)
Best Buy Co., Inc. ......... 745 55,517 (9.7)
Biogen, Inc. ............. 623 189,535 (33.0)
Booking Holdings, Inc. ...... 31 83,276 (14.5)
Booz Allen Hamilton Holding
Corp. ............... 293 28,046 (4.9)
BorgWarner, Inc. .......... 2,522 121,384 (21.2)
Bristol-Myers Squibb Co. .... 5,509 367,836 (64.1)
BRP, Inc. ............... 266 19,873 (3.5)
Cadence Design Systems, Inc. 891 186,620 (32.5)
Cardinal Health, Inc. ....... 1,486 122,001 (21.3)
Carlyle Group, Inc. (The) .... 1,235 37,458 (6.5)
Carrier Global Corp. ....... 637 26,639 (4.6)
Caterpillar, Inc. ........... 229 50,105 (8.7)
CenterPoint Energy, Inc. .... 3,676 112,008 (19.5)
CH Robinson Worldwide, Inc. . 2,275 229,479 (40.0)
Chipotle Mexican Grill, Inc. ... 47 97,178 (16.9)
Cigna Group (The) ........ 525 132,977 (23.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Cintas Corp. ............. 985 $ 448,933 (78.2) %
Citigroup, Inc. ............ 2,157 101,530 (17.7)
Coca-Cola Co. (The) ....... 3,385 217,148 (37.8)
Cognizant Technology Solutions
Corp., Class A ......... 1,458 87,057 (15.2)
Comcast Corp., Class A ..... 1,710 70,743 (12.3)
ConocoPhillips ........... 1,032 106,182 (18.5)
Consolidated Edison, Inc. .... 497 48,940 (8.5)
Copart, Inc. ............. 3,008 237,782 (41.4)
CSX Corp. .............. 6,822 209,026 (36.4)
Cummins, Inc. ........... 827 194,378 (33.9)
CVS Health Corp. ......... 2,972 217,877 (38.0)
Darden Restaurants, Inc. .... 1,069 162,413 (28.3)
Delta Air Lines, Inc. ........ 786 26,968 (4.7)
Dexcom, Inc. ............ 277 33,611 (5.9)
Diamondback Energy, Inc. ... 390 55,458 (9.7)
Discover Financial Services .. 263 27,213 (4.7)
DocuSign, Inc. ........... 1,477 73,023 (12.7)
Domino's Pizza, Inc. ....... 100 31,747 (5.5)
Dow, Inc. ............... 592 32,205 (5.6)
Dropbox, Inc., Class A ...... 43,715 889,163 (155.0)
DTE Energy Co. .......... 2,106 236,735 (41.3)
DuPont de Nemours, Inc. .... 595 41,483 (7.2)
Eastman Chemical Co. ..... 838 70,618 (12.3)
Eaton Corp. plc ........... 654 109,296 (19.1)
eBay, Inc. .............. 20,586 955,808 (166.6)
Edison International ........ 1,545 113,712 (19.8)
Edwards Lifesciences Corp. .. 901 79,270 (13.8)
Entergy Corp. ............ 26 2,797 (0.5)
EOG Resources, Inc. ....... 1,742 208,117 (36.3)
Equitable Holdings, Inc. ..... 7,828 203,450 (35.5)
Estee Lauder Cos., Inc. (The),
Class A .............. 730 180,106 (31.4)
Etsy, Inc. ............... 349 35,259 (6.1)
Everest Re Group Ltd. ...... 162 61,236 (10.7)
Evergy, Inc. ............. 1,348 83,724 (14.6)
Eversource Energy ........ 2,642 205,046 (35.7)
Exelon Corp. ............ 5,830 247,425 (43.1)
Expedia Group, Inc. ........ 859 80,712 (14.1)
Expeditors International of
Washington, Inc. ........ 3,134 356,775 (62.2)
F5, Inc. ................ 161 21,632 (3.8)
FactSet Research Systems, Inc. 217 89,337 (15.6)
Fair Isaac Corp. .......... 29 21,111 (3.7)
FedEx Corp. ............ 354 80,634 (14.1)
FirstEnergy Corp. ......... 625 24,875 (4.3)
Fortinet, Inc. ............. 805 50,755 (8.8)
Fortune Brands Innovations, Inc. 367 23,741 (4.1)
Franklin Resources, Inc. ..... 1,744 46,879 (8.2)
Garmin Ltd. ............. 1,713 168,165 (29.3)
General Motors Co. ........ 776 25,639 (4.5)
GoDaddy, Inc., Class A ..... 1,611 121,920 (21.3)
Graco, Inc. .............. 6,441 510,707 (89.0)
GSK plc ............... 9,538 172,000 (30.0)
Halliburton Co. ........... 3,406 111,546 (19.4)
Hartford Financial Services
Group, Inc. (The) ....... 3,329 236,326 (41.2)
HCA Healthcare, Inc. ....... 333 95,681 (16.7)
Henry Schein, Inc. ......... 59 4,768 (0.8)
Hershey Co. (The) ........ 1,528 417,236 (72.7)
Hewlett Packard Enterprise Co. 7,747 110,937 (19.3)
Holcim AG .............. 11,506 760,233 (132.5)
Hologic, Inc. ............. 3,871 332,945 (58.0)
Honeywell International, Inc. .. 286 57,154 (10.0)
Hubbell, Inc. ............. 340 91,569 (16.0)
Shares Value
% of Basket
Value
United States (continued)
HubSpot, Inc. ............ 185 $ 77,876 (13.6) %
IDEX Corp. ............. 739 152,470 (26.6)
IDEXX Laboratories, Inc. .... 160 78,746 (13.7)
Illinois Tool Works, Inc. ...... 1,379 333,635 (58.2)
Incyte Corp. ............. 4,494 334,399 (58.3)
Intuit, Inc. .............. 500 221,975 (38.7)
Intuitive Surgical, Inc. ...... 86 25,905 (4.5)
Invesco Ltd. ............. 5,215 89,333 (15.6)
James Hardie Industries plc,
CDI ................ 6,038 134,739 (23.5)
JB Hunt Transport Services, Inc. 911 159,689 (27.8)
Johnson & Johnson ........ 565 92,490 (16.1)
Juniper Networks, Inc. ...... 7,316 220,577 (38.4)
Keysight Technologies, Inc. ... 2,806 405,860 (70.7)
KLA Corp. .............. 1,021 394,657 (68.8)
Knight-Swift Transportation
Holdings, Inc. .......... 1,710 96,307 (16.8)
Laboratory Corp. of America
Holdings ............. 256 58,038 (10.1)
Lam Research Corp. ....... 123 64,462 (11.2)
Lennox International, Inc. .... 710 200,156 (34.9)
LKQ Corp. .............. 6,792 392,102 (68.3)
Lowe's Cos., Inc. ......... 967 200,972 (35.0)
Lululemon Athletica, Inc. .... 257 97,642 (17.0)
LyondellBasell Industries NV,
Class A .............. 527 49,859 (8.7)
Marathon Oil Corp. ........ 1,587 38,342 (6.7)
Marathon Petroleum Corp. ... 346 42,212 (7.4)
McDonald's Corp. ......... 621 183,661 (32.0)
MetLife, Inc. ............. 549 33,670 (5.9)
Mettler-Toledo International, Inc. 122 181,963 (31.7)
MGM Resorts International ... 1,647 73,983 (12.9)
Microchip Technology, Inc. ... 4,183 305,317 (53.2)
Microsoft Corp. ........... 1,898 583,179 (101.6)
Molson Coors Beverage Co.,
Class B .............. 633 37,651 (6.6)
Monolithic Power Systems, Inc. 70 32,338 (5.6)
Moody's Corp. ........... 87 27,241 (4.8)
Morgan Stanley .......... 444 39,947 (7.0)
MSCI, Inc. .............. 454 219,032 (38.2)
Nestle SA (Registered) ..... 1,274 163,441 (28.5)
NetApp, Inc. ............. 6,088 382,874 (66.7)
Neurocrine Biosciences, Inc. .. 804 81,236 (14.2)
News Corp., Class A ....... 1,582 27,859 (4.9)
NIKE, Inc., Class B ........ 428 54,236 (9.5)
Nordson Corp. ........... 1,269 274,497 (47.8)
Nucor Corp. ............. 769 113,950 (19.9)
NVR, Inc. ............... 38 221,920 (38.7)
Old Dominion Freight Line, Inc. 258 82,661 (14.4)
Omnicom Group, Inc. ....... 2,526 228,780 (39.9)
O'Reilly Automotive, Inc. .... 452 414,624 (72.3)
Otis Worldwide Corp. ....... 5,130 437,589 (76.3)
Owens Corning ........... 512 54,687 (9.5)
Packaging Corp. of America .. 153 20,695 (3.6)
Palo Alto Networks, Inc. ..... 237 43,243 (7.5)
Parker-Hannifin Corp. ...... 206 66,925 (11.7)
Paychex, Inc. ............ 3,056 335,732 (58.5)
Paycom Software, Inc. ...... 198 57,493 (10.0)
PepsiCo, Inc. ............ 1,054 201,198 (35.1)
Philip Morris International, Inc. 3,608 360,692 (62.9)
Pinterest, Inc., Class A ...... 817 18,791 (3.3)
Pioneer Natural Resources Co. 109 23,713 (4.1)
PPL Corp. .............. 8,292 238,146 (41.5)
Procter & Gamble Co. (The) .. 4,546 710,903 (123.9)
Prudential Financial, Inc. .... 977 84,999 (14.8)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
PulteGroup, Inc. .......... 633 $ 42,506 (7.4) %
Qorvo, Inc. .............. 198 18,232 (3.2)
QUALCOMM, Inc. ......... 1,992 232,666 (40.6)
Quest Diagnostics, Inc. ..... 301 41,782 (7.3)
Roche Holding AG ........ 1,005 314,706 (54.9)
Rollins, Inc. ............. 1,111 46,940 (8.2)
S&P Global, Inc. .......... 139 50,399 (8.8)
Sempra Energy .......... 184 28,610 (5.0)
ServiceNow, Inc. .......... 634 291,272 (50.8)
Signature Bank ........... 129 12 (0.0)
(b)
Snap-on, Inc. ............ 112 29,054 (5.1)
Splunk, Inc. ............. 1,285 110,818 (19.3)
Starbucks Corp. .......... 1,161 132,691 (23.1)
State Street Corp. ......... 703 50,799 (8.9)
Steel Dynamics, Inc. ....... 914 95,010 (16.6)
Stellantis NV ............ 13,505 224,002 (39.0)
Stryker Corp. ............ 42 12,585 (2.2)
Synchrony Financial ....... 3,054 90,124 (15.7)
Synopsys, Inc. ........... 1,881 698,453 (121.7)
Texas Instruments, Inc. ..... 1,313 219,534 (38.3)
TJX Cos., Inc. (The) ....... 665 52,415 (9.1)
Trane Technologies plc ..... 497 92,348 (16.1)
Trimble, Inc. ............. 1,993 93,870 (16.4)
UGI Corp. .............. 6,468 219,136 (38.2)
U-Haul Holding Co. (Non-Voting) 819 44,308 (7.7)
Ulta Beauty, Inc. .......... 327 180,318 (31.4)
United Parcel Service, Inc., Class
B .................. 1,433 257,668 (44.9)
United Rentals, Inc. ........ 389 140,472 (24.5)
Universal Health Services, Inc.,
Class B .............. 147 22,101 (3.9)
Veeva Systems, Inc., Class A . 653 116,939 (20.4)
VeriSign, Inc. ............ 1,260 279,468 (48.7)
Verisk Analytics, Inc. ....... 107 20,770 (3.6)
Vertex Pharmaceuticals, Inc. .. 429 146,173 (25.5)
Visa, Inc., Class A ......... 293 68,190 (11.9)
Walmart, Inc. ............ 194 29,288 (5.1)
Waters Corp. ............ 683 205,146 (35.8)
West Pharmaceutical Services,
Inc. ................. 214 77,305 (13.5)
Westinghouse Air Brake
Technologies Corp. ...... 2,199 214,776 (37.4)
Whirlpool Corp. ........... 2,277 317,846 (55.4)
Willis Towers Watson plc .... 141 32,656 (5.7)
Workday, Inc., Class A ...... 2,082 387,543 (67.5)
Xylem, Inc. .............. 218 22,637 (3.9)
Yum! Brands, Inc. ......... 5,687 799,478 (139.3)
Zimmer Biomet Holdings, Inc. . 324 44,855 (7.8)
Zoetis, Inc. .............. 258 45,351 (7.9)
32,601,311
Total Reference Entity — Long ............ 70,995,380
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd. .... (12,292) (199,601) 34.8
APA Group .............. (12,179) (83,151) 14.5
ASX Ltd. ............... (2,104) (95,752) 16.7
Aurizon Holdings Ltd. ...... (10,319) (23,462) 4.1
Commonwealth Bank of
Australia ............. (1,621) (107,271) 18.7
Computershare Ltd. ........ (11,559) (172,065) 30.0
EBOS Group Ltd. ......... (3,307) (90,754) 15.8
Flutter Entertainment plc .... (799) (159,654) 27.8
Shares Value
% of Basket
Value
Australia (continued)
Glencore plc ............ (15,036) $ (88,752) 15.5%
IGO Ltd. ............... (2,875) (26,476) 4.6
Insurance Australia Group Ltd. (90,939) (301,289) 52.5
Lendlease Corp. Ltd. ....... (7,323) (36,369) 6.3
Medibank Pvt Ltd. ......... (71,305) (168,748) 29.4
Mineral Resources Ltd. ..... (3,314) (163,482) 28.5
National Australia Bank Ltd. .. (1,081) (20,810) 3.6
Orica Ltd. .............. (12,392) (133,757) 23.3
Pilbara Minerals Ltd. ....... (9,782) (27,842) 4.9
QBE Insurance Group Ltd. ... (4,821) (49,299) 8.6
Ramsay Health Care Ltd. .... (1,454) (62,524) 10.9
REA Group Ltd. .......... (550) (51,727) 9.0
Reece Ltd. .............. (3,699) (45,060) 7.9
Santos Ltd. ............. (56,909) (269,583) 47.0
Transurban Group ......... (85,688) (854,592) 148.9
Treasury Wine Estates Ltd. ... (6,455) (59,793) 10.4
Westpac Banking Corp. ..... (13,973) (209,164) 36.5
Woodside Energy Group Ltd. . (2,684) (60,901) 10.6
(3,561,878)
Austria
Erste Group Bank AG ...... (2,182) (79,336) 13.8
Verbund AG ............. (2,198) (195,755) 34.1
(275,091)
Belgium
D'ieteren Group .......... (632) (118,999) 20.7
KBC Group NV ........... (305) (21,804) 3.8
UCB SA ............... (264) (24,541) 4.3
Umicore SA ............. (1,198) (39,325) 6.9
(204,669)
Brazil
Wheaton Precious Metals Corp. (657) (32,417) 5.6
Yara International ASA ...... (1,747) (70,350) 12.3
(102,767)
Canada
Agnico Eagle Mines Ltd. ..... (3,064) (173,819) 30.3
Air Canada ............. (6,656) (93,145) 16.2
Algonquin Power & Utilities
Corp. ............... (30,069) (255,670) 44.6
BCE, Inc. ............... (3,790) (182,164) 31.7
Brookfield Asset Management
Ltd., Class A .......... (2,681) (89,878) 15.7
CAE, Inc. ............... (1,323) (29,773) 5.2
Cameco Corp. ........... (3,210) (88,255) 15.4
Canadian Pacific Kansas City
Ltd. ................ (11,338) (893,751) 155.8
Canadian Tire Corp. Ltd., Class
A .................. (875) (114,705) 20.0
Emera, Inc. ............. (7,136) (303,643) 52.9
Fairfax Financial Holdings Ltd. (144) (100,630) 17.5
GFL Environmental, Inc. ..... (13,647) (495,678) 86.4
IGM Financial, Inc. ........ (2,137) (65,584) 11.4
Intact Financial Corp. ....... (2,244) (339,436) 59.2
Ivanhoe Mines Ltd., Class A .. (11,645) (100,992) 17.6
Keyera Corp. ............ (6,285) (147,888) 25.8
Magna International, Inc. .... (2,560) (133,475) 23.3
Nutrien Ltd. ............. (692) (48,006) 8.4
Nuvei Corp. ............. (558) (22,660) 3.9
Pan American Silver Corp. ... (5,483) (97,612) 17.0
Parkland Corp. ........... (6,151) (145,052) 25.3
Quebecor, Inc., Class B ..... (4,049) (104,509) 18.2
Restaurant Brands International,
Inc. ................. (2,708) (189,841) 33.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Canada (continued)
Ritchie Bros Auctioneers, Inc. . (1,422) $ (81,362) 14.2%
Rogers Communications, Inc.,
Class B .............. (11,078) (547,338) 95.4
Saputo, Inc. ............. (796) (20,610) 3.6
Shopify, Inc., Class A ....... (8,264) (400,376) 69.8
TC Energy Corp. .......... (9,117) (378,919) 66.0
TELUS Corp. ............ (19,376) (410,731) 71.6
Thomson Reuters Corp. ..... (1,929) (253,660) 44.2
TMX Group Ltd. .......... (658) (66,643) 11.6
WSP Global, Inc. ......... (2,072) (273,458) 47.7
(6,649,263)
Chile
Antofagasta plc ........... (14,708) (270,524) 47.2
China
Prosus NV .............. (4,913) (367,657) 64.1
Xinyi Glass Holdings Ltd. .... (10,000) (18,296) 3.2
(385,953)
Denmark
Coloplast A/S, Class B ...... (737) (106,188) 18.5
Danske Bank A/S ......... (1,725) (36,457) 6.4
Demant A/S ............. (448) (19,199) 3.3
Orsted A/S .............. (1,406) (126,189) 22.0
ROCKWOOL A/S, Class B ... (415) (100,514) 17.5
Tryg A/S ............... (11,814) (279,200) 48.7
Vestas Wind Systems A/S ... (10,822) (299,451) 52.2
(967,198)
Finland
Fortum OYJ ............. (3,399) (50,767) 8.9
Kone OYJ, Class B ........ (3,045) (173,720) 30.3
UPM-Kymmene OYJ ....... (10,711) (341,578) 59.5
Wartsila OYJ Abp ......... (7,540) (87,442) 15.2
(653,507)
France
Adevinta ASA ............ (9,836) (75,766) 13.2
Germany
adidas AG .............. (1,466) (258,171) 45.0
Bayer AG (Registered) ...... (458) (30,226) 5.3
Bayerische Motoren Werke AG
(Preference) .......... (434) (46,132) 8.0
Bechtle AG ............. (487) (22,650) 4.0
Brenntag SE ............ (271) (22,088) 3.9
Commerzbank AG ......... (6,385) (70,957) 12.4
Continental AG ........... (2,851) (200,047) 34.9
Covestro AG ............ (3,517) (154,292) 26.9
Daimler Truck Holding AG ... (4,365) (144,233) 25.1
Deutsche Lufthansa AG
(Registered) ........... (5,974) (64,220) 11.2
Dr Ing hc F Porsche AG
(Preference) .......... (1,330) (166,541) 29.0
Fresenius Medical Care AG &
Co. KGaA ............ (3,501) (169,882) 29.6
Fresenius SE & Co. KGaA ... (3,037) (87,994) 15.3
Hannover Rueck SE ....... (266) (56,833) 9.9
Knorr-Bremse AG ......... (753) (52,779) 9.2
LEG Immobilien SE ........ (1,323) (82,348) 14.4
Merck KGaA ............ (1,304) (233,897) 40.8
MTU Aero Engines AG ...... (168) (44,112) 7.7
Porsche Automobil Holding SE
(Preference) .......... (2,468) (137,461) 24.0
Puma SE ............... (1,262) (73,951) 12.9
Sartorius AG (Preference) ... (462) (179,574) 31.3
Shares Value
% of Basket
Value
Germany (continued)
Siemens Energy AG ....... (287) $ (7,044) 1.2%
Siemens Healthineers AG .... (5,747) (358,186) 62.4
Symrise AG ............. (1,365) (164,923) 28.7
Vonovia SE ............. (8,504) (184,439) 32.1
Zalando SE ............. (1,831) (75,308) 13.1
(3,088,288)
Hong Kong
Prudential plc ............ (3,944) (60,347) 10.5
Ireland
AIB Group plc ............ (25,584) (110,026) 19.2
Kingspan Group plc ........ (1,830) (126,818) 22.1
(236,844)
Israel
Wix.com Ltd. ............ (390) (34,020) 5.9
Italy
Amplifon SpA ............ (5,067) (186,009) 32.4
Davide Campari-Milano NV .. (18,821) (242,555) 42.3
DiaSorin SpA ............ (329) (35,734) 6.2
FinecoBank Banca Fineco SpA (2,423) (36,727) 6.4
Infrastrutture Wireless Italiane
SpA ................ (46,878) (650,644) 113.4
Nexi SpA ............... (20,594) (170,761) 29.8
Recordati Industria Chimica e
Farmaceutica SpA ...... (703) (32,361) 5.6
(1,354,791)
Japan
Aeon Co. Ltd. ............ (3,100) (63,184) 11.0
Aisin Corp. .............. (2,500) (73,379) 12.8
Asahi Kasei Corp. ......... (3,000) (21,189) 3.7
Bandai Namco Holdings, Inc. . (2,500) (56,789) 9.9
Canon, Inc. ............. (1,900) (45,253) 7.9
Central Japan Railway Co. ... (600) (74,279) 12.9
Chubu Electric Power Co., Inc. (13,600) (151,672) 26.4
CyberAgent, Inc. .......... (2,300) (20,071) 3.5
Dai Nippon Printing Co. Ltd. .. (800) (22,900) 4.0
Daiichi Sankyo Co. Ltd. ..... (1,000) (34,315) 6.0
Daito Trust Construction Co. Ltd. (300) (28,433) 5.0
Daiwa Securities Group, Inc. .. (4,500) (20,901) 3.6
Disco Corp. ............. (700) (79,699) 13.9
East Japan Railway Co. ..... (2,200) (125,888) 21.9
Eisai Co. Ltd. ............ (400) (23,081) 4.0
FANUC Corp. ............ (1,500) (50,657) 8.8
GMO Payment Gateway, Inc. . (500) (39,106) 6.8
Iida Group Holdings Co. Ltd. .. (11,200) (199,128) 34.7
ITOCHU Corp. ........... (1,800) (59,715) 10.4
Itochu Techno-Solutions Corp. . (1,000) (25,896) 4.5
Japan Airlines Co. Ltd. ...... (7,400) (141,167) 24.6
Japan Exchange Group, Inc. .. (5,600) (90,932) 15.8
JFE Holdings, Inc. ......... (5,100) (60,335) 10.5
JSR Corp. .............. (1,000) (23,203) 4.0
Kansai Electric Power Co., Inc.
(The) ............... (20,000) (215,894) 37.6
Keio Corp. .............. (3,700) (137,418) 23.9
Keisei Electric Railway Co. Ltd. (2,400) (84,693) 14.8
Keyence Corp. ........... (100) (45,096) 7.9
Kintetsu Group Holdings Co.
Ltd. ................ (2,800) (94,520) 16.5
Koei Tecmo Holdings Co. Ltd. . (7,600) (139,762) 24.4
Koito Manufacturing Co. Ltd. .. (9,900) (191,500) 33.4
Konami Group Corp. ....... (1,000) (49,204) 8.6
Kose Corp. ............. (1,700) (198,382) 34.6
Kubota Corp. ............ (8,700) (131,831) 23.0

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Japan (continued)
Kyocera Corp. ........... (400) $ (20,995) 3.7%
Kyowa Kirin Co. Ltd. ....... (1,400) (31,152) 5.4
Lasertec Corp. ........... (500) (68,023) 11.9
Lixil Corp. .............. (1,300) (20,463) 3.6
M3, Inc. ................ (2,600) (63,820) 11.1
Makita Corp. ............ (8,300) (234,149) 40.8
McDonald's Holdings Co. Japan
Ltd. ................ (4,800) (199,969) 34.9
MinebeaMitsumi, Inc. ....... (1,200) (22,222) 3.9
Mitsubishi Chemical Group
Corp. ............... (25,200) (147,839) 25.8
Mitsui OSK Lines Ltd. ...... (2,900) (71,893) 12.5
Mizuho Financial Group, Inc. .. (4,000) (57,983) 10.1
MonotaRO Co. Ltd. ........ (4,700) (71,106) 12.4
MS&AD Insurance Group
Holdings, Inc. .......... (1,700) (55,798) 9.7
Murata Manufacturing Co. Ltd. (400) (22,694) 4.0
Nexon Co. Ltd. ........... (7,400) (167,169) 29.1
NIDEC Corp. ............ (2,600) (128,653) 22.4
Nintendo Co. Ltd. ......... (3,900) (164,882) 28.7
Nippon Paint Holdings Co. Ltd. (6,300) (56,840) 9.9
Nippon Sanso Holdings Corp. . (3,500) (63,149) 11.0
Nippon Yusen KK ......... (1,900) (44,914) 7.8
Nissan Motor Co. Ltd. ...... (11,200) (40,840) 7.1
Nitori Holdings Co. Ltd. ..... (200) (25,467) 4.4
Nomura Holdings, Inc. ...... (6,100) (21,868) 3.8
Nomura Research Institute Ltd. (1,800) (45,287) 7.9
NTT Data Corp. .......... (13,100) (177,939) 31.0
Odakyu Electric Railway Co. Ltd. (9,400) (131,302) 22.9
Olympus Corp. ........... (4,000) (70,026) 12.2
Open House Group Co. Ltd. .. (500) (19,986) 3.5
Oracle Corp. Japan ........ (1,100) (78,946) 13.8
Oriental Land Co. Ltd. ...... (1,500) (53,084) 9.3
Pan Pacific International
Holdings Corp. ......... (6,400) (119,596) 20.8
Panasonic Holdings Corp. ... (2,100) (19,779) 3.4
Rakuten Group, Inc. ....... (35,800) (178,569) 31.1
Renesas Electronics Corp. ... (14,000) (182,454) 31.8
Resona Holdings, Inc. ...... (33,700) (167,960) 29.3
SBI Holdings, Inc. ......... (5,500) (107,419) 18.7
Seven & i Holdings Co. Ltd. .. (1,300) (58,913) 10.3
Sharp Corp. ............. (7,500) (53,453) 9.3
Shimano, Inc. ............ (200) (30,931) 5.4
Shimizu Corp. ........... (12,400) (75,727) 13.2
SoftBank Group Corp. ...... (3,000) (112,507) 19.6
Sompo Holdings, Inc. ...... (2,000) (83,459) 14.5
Sony Group Corp. ......... (800) (72,379) 12.6
Square Enix Holdings Co. Ltd. . (1,400) (68,893) 12.0
SUMCO Corp. ........... (9,500) (130,831) 22.8
Sumitomo Chemical Co. Ltd. .. (7,300) (24,668) 4.3
Sumitomo Electric Industries
Ltd. ................ (12,100) (154,423) 26.9
Sumitomo Metal Mining Co. Ltd. (2,000) (73,817) 12.9
T&D Holdings, Inc. ........ (3,000) (36,739) 6.4
Tobu Railway Co. Ltd. ...... (900) (22,973) 4.0
Tokio Marine Holdings, Inc. ... (1,000) (20,107) 3.5
Tokyo Electric Power Co.
Holdings, Inc. .......... (17,400) (62,386) 10.9
Tokyo Electron Ltd. ........ (1,000) (114,506) 20.0
Tokyu Corp. ............. (12,500) (176,450) 30.8
Toyota Motor Corp. ........ (19,200) (263,617) 45.9
Welcia Holdings Co. Ltd. .... (6,200) (129,810) 22.6
West Japan Railway Co. .... (4,000) (173,367) 30.2
Yamaha Corp. ........... (600) (23,646) 4.1
Yamato Holdings Co. Ltd. .... (6,500) (111,654) 19.5
Shares Value
% of Basket
Value
Japan (continued)
Yaskawa Electric Corp. ..... (4,000) $ (162,903) 28.4%
Z Holdings Corp. .......... (83,100) (227,631) 39.7
(8,439,497)
Jordan
Hikma Pharmaceuticals plc ... (2,562) (59,338) 10.3
Netherlands
ABN AMRO Bank NV, CVA ... (7,505) (120,285) 21.0
Adyen NV .............. (188) (302,088) 52.7
Aegon NV .............. (16,304) (74,391) 13.0
Akzo Nobel NV ........... (3,421) (283,800) 49.5
Argenx SE .............. (276) (106,466) 18.6
ASM International NV ...... (342) (124,163) 21.6
Heineken NV ............ (378) (43,404) 7.6
IMCD NV ............... (139) (20,925) 3.6
JDE Peet's NV ........... (3,908) (118,852) 20.7
Koninklijke DSM NV ....... (826) (108,436) 18.9
Universal Music Group NV ... (5,155) (112,623) 19.6
(1,415,433)
New Zealand
Auckland International Airport
Ltd. ................ (69,426) (380,132) 66.2
Xero Ltd. ............... (331) (20,663) 3.6
(400,795)
Norway
Aker BP ASA ............ (1,770) (42,313) 7.4
Gjensidige Forsikring ASA ... (4,792) (83,475) 14.6
Mowi ASA .............. (3,710) (70,784) 12.3
Orkla ASA .............. (5,995) (43,091) 7.5
Salmar ASA ............. (1,180) (52,426) 9.1
Telenor ASA ............. (8,754) (109,234) 19.1
(401,323)
Portugal
EDP - Energias de Portugal SA (58,159) (320,456) 55.9
Singapore
CapitaLand Ascott Trust ..... (1,773) (1,440) 0.3
Capitaland Investment Ltd. ... (31,100) (87,056) 15.2
Sea Ltd., ADR ........... (3,505) (266,976) 46.5
Singapore Technologies
Engineering Ltd. ........ (144,600) (393,648) 68.6
UOL Group Ltd. .......... (33,300) (173,722) 30.3
Venture Corp. Ltd. ......... (29,900) (381,995) 66.6
(1,304,837)
South Africa
Anglo American plc ........ (1,298) (39,997) 7.0
South Korea
Delivery Hero SE ......... (1,698) (67,871) 11.8
Spain
Aena SME SA ........... (923) (155,449) 27.1
CaixaBank SA ........... (64,183) (237,580) 41.4
Cellnex Telecom SA ....... (11,250) (473,670) 82.6
EDP Renovaveis SA ....... (6,143) (136,545) 23.8
Ferrovial SA ............. (31,006) (972,144) 169.4
Grifols SA .............. (15,777) (162,402) 28.3
Telefonica SA ............ (12,005) (54,529) 9.5
(2,192,319)
Sweden
Alfa Laval AB ............ (1,164) (42,704) 7.4
Embracer Group AB ....... (12,254) (63,974) 11.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Sweden (continued)
Essity AB, Class B ........ (902) $ (27,335) 4.8%
Fastighets AB Balder, Class B . (9,372) (43,634) 7.6
Getinge AB, Class B ....... (3,230) (81,980) 14.3
H & M Hennes & Mauritz AB,
Class B .............. (4,655) (68,246) 11.9
Hexagon AB, Class B ...... (23,644) (270,717) 47.2
Holmen AB, Class B ....... (554) (20,958) 3.6
Husqvarna AB, Class B ..... (6,784) (58,554) 10.2
Investment AB Latour, Class B (7,293) (157,906) 27.5
L E Lundbergforetagen AB, Class
B .................. (3,789) (181,801) 31.7
Nibe Industrier AB, Class B ... (4,846) (54,260) 9.5
Securitas AB, Class B ...... (21,978) (196,995) 34.3
Svenska Cellulosa AB SCA,
Class B .............. (22,796) (312,755) 54.5
Swedish Orphan Biovitrum AB . (3,606) (87,754) 15.3
Telia Co. AB ............. (42,732) (118,973) 20.7
(1,788,546)
Switzerland
ABB Ltd. (Registered) ...... (8,645) (311,857) 54.4
Adecco Group AG (Registered) (712) (24,490) 4.3
Bachem Holding AG ....... (763) (83,350) 14.5
Banque Cantonale Vaudoise
(Registered) ........... (2,598) (273,373) 47.6
Barry Callebaut AG (Registered) (103) (219,914) 38.3
DSM-Firmenich AG ........ (224) (29,313) 5.1
EMS-Chemie Holding AG
(Registered) ........... (205) (168,367) 29.3
Logitech International SA
(Registered) ........... (2,540) (150,310) 26.2
Lonza Group AG (Registered) . (455) (283,756) 49.5
Schindler Holding AG ...... (366) (81,791) 14.3
SIG Group AG ........... (2,593) (69,403) 12.1
Swiss Prime Site AG
(Registered) ........... (1,395) (126,275) 22.0
Zurich Insurance Group AG .. (181) (87,776) 15.3
(1,909,975)
United Kingdom
abrdn plc ............... (17,803) (47,707) 8.3
Admiral Group plc ......... (3,850) (111,897) 19.5
AstraZeneca plc .......... (1,193) (175,565) 30.6
Aviva plc ............... (6,750) (35,939) 6.3
BAE Systems plc ......... (5,455) (69,497) 12.1
BT Group plc ............ (25,861) (51,652) 9.0
Bunzl plc ............... (772) (30,731) 5.4
Compass Group plc ........ (1,826) (48,172) 8.4
Diageo plc .............. (3,985) (181,780) 31.7
Entain plc .............. (1,557) (28,370) 4.9
Hargreaves Lansdown plc ... (19,294) (195,337) 34.0
HSBC Holdings plc ........ (17,986) (129,631) 22.6
Just Eat Takeaway.com NV ... (2,274) (39,877) 7.0
Linde plc ............... (466) (172,164) 30.0
M&G plc ............... (16,916) (43,720) 7.6
National Grid plc .......... (18,917) (271,231) 47.3
Ocado Group plc ......... (24,479) (155,793) 27.2
Persimmon plc ........... (6,873) (113,746) 19.8
Reckitt Benckiser Group plc .. (2,594) (209,621) 36.5
Rentokil Initial plc ......... (38,392) (305,648) 53.3
Schroders plc ............ (10,214) (62,560) 10.9
Severn Trent plc .......... (3,994) (147,113) 25.6
Smith & Nephew plc ....... (6,389) (105,225) 18.3
Standard Chartered plc ..... (10,073) (79,810) 13.9
Shares Value
% of Basket
Value
United Kingdom (continued)
Unilever plc ............. (668) $ (37,196) 6.5%
(2,849,982)
United States
3M Co. ................ (441) (46,843) 8.2
Advance Auto Parts, Inc. .... (1,013) (127,162) 22.2
AES Corp. (The) .......... (3,250) (76,895) 13.4
Air Products & Chemicals, Inc. (1,150) (338,514) 59.0
Albemarle Corp. .......... (442) (81,973) 14.3
Alcoa Corp. ............. (1,270) (47,168) 8.2
Align Technology, Inc. ...... (261) (84,903) 14.8
Alliant Energy Corp. ....... (1,317) (72,619) 12.7
Allstate Corp. (The) ........ (2,108) (244,022) 42.5
Ally Financial, Inc. ......... (1,709) (45,083) 7.9
Alnylam Pharmaceuticals, Inc. . (757) (150,794) 26.3
Amazon.com, Inc. ......... (1,318) (138,983) 24.2
Amcor plc .............. (4,899) (53,742) 9.4
Ameren Corp. ............ (2,691) (239,418) 41.7
American Electric Power Co.,
Inc. ................. (2,143) (198,056) 34.5
American Water Works Co., Inc. (528) (78,276) 13.6
Amphenol Corp., Class A .... (5,027) (379,388) 66.1
Analog Devices, Inc. ....... (549) (98,754) 17.2
Aon plc, Class A .......... (102) (33,168) 5.8
Aptiv plc ............... (1,735) (178,462) 31.1
Aramark ............... (3,004) (104,239) 18.2
Arrow Electronics, Inc. ...... (413) (47,260) 8.2
Arthur J Gallagher & Co. .... (1,717) (357,239) 62.3
Aspen Technology, Inc. ..... (533) (94,341) 16.4
AT&T, Inc. .............. (3,673) (64,902) 11.3
Atmos Energy Corp. ....... (2,968) (338,768) 59.0
Avantor, Inc. ............. (4,346) (84,660) 14.8
Avery Dennison Corp. ...... (470) (82,006) 14.3
Baker Hughes Co. ......... (6,827) (199,622) 34.8
Ball Corp. .............. (3,571) (189,906) 33.1
Bank of America Corp. ...... (4,130) (120,926) 21.1
Baxter International, Inc. .... (2,776) (132,360) 23.1
Bentley Systems, Inc., Class B (4,087) (173,943) 30.3
BILL Holdings, Inc. ........ (273) (20,969) 3.7
BioMarin Pharmaceutical, Inc. . (773) (74,239) 12.9
Bio-Techne Corp. ......... (281) (22,446) 3.9
Blackstone, Inc. .......... (1,659) (148,199) 25.8
Boeing Co. (The) ......... (2,269) (469,184) 81.8
Broadridge Financial Solutions,
Inc. ................. (967) (140,612) 24.5
Brown & Brown, Inc. ....... (2,574) (165,740) 28.9
Brown-Forman Corp., Class B . (535) (34,823) 6.1
Bunge Ltd. .............. (903) (84,521) 14.7
Burlington Stores, Inc. ...... (556) (107,202) 18.7
Caesars Entertainment, Inc. .. (1,140) (51,631) 9.0
Campbell Soup Co. ........ (2,637) (143,189) 25.0
Carlisle Cos., Inc. ......... (98) (21,153) 3.7
CarMax, Inc. ............ (2,936) (205,608) 35.8
Carnival Corp. ........... (12,997) (119,702) 20.9
Catalent, Inc. ............ (5,540) (277,665) 48.4
Cboe Global Markets, Inc. ... (295) (41,212) 7.2
Celanese Corp. .......... (1,857) (197,288) 34.4
Centene Corp. ........... (1,427) (98,363) 17.1
Ceridian HCM Holding, Inc. .. (2,396) (152,098) 26.5
CF Industries Holdings, Inc. .. (983) (70,363) 12.3
Charles River Laboratories
International, Inc. ....... (263) (50,002) 8.7
Charles Schwab Corp. (The) .. (1,698) (88,704) 15.5
Charter Communications, Inc.,
Class A .............. (140) (51,618) 9.0

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Cheniere Energy, Inc. ...... (677) $ (103,581) 18.1%
Chesapeake Energy Corp. ... (1,222) (101,035) 17.6
Chevron Corp. ........... (333) (56,137) 9.8
Church & Dwight Co., Inc. ... (4,245) (412,274) 71.9
Cincinnati Financial Corp. .... (1,183) (125,919) 21.9
Cisco Systems, Inc. ........ (1,873) (88,499) 15.4
Clorox Co. (The) .......... (1,046) (173,239) 30.2
Cloudflare, Inc., Class A ..... (1,204) (56,648) 9.9
CME Group, Inc. .......... (423) (78,581) 13.7
CMS Energy Corp. ........ (1,076) (66,992) 11.7
Coinbase Global, Inc., Class A (1,244) (66,915) 11.7
Colgate-Palmolive Co. ...... (4,078) (325,424) 56.7
Conagra Brands, Inc. ....... (2,164) (82,145) 14.3
Constellation Brands, Inc., Class
A .................. (600) (137,682) 24.0
Cooper Cos., Inc. (The) ..... (657) (250,613) 43.7
Corning, Inc. ............ (1,282) (42,588) 7.4
Corteva, Inc. ............ (995) (60,814) 10.6
CoStar Group, Inc. ........ (394) (30,318) 5.3
Costco Wholesale Corp. ..... (199) (100,141) 17.5
Coterra Energy, Inc. ....... (7,528) (192,717) 33.6
Crowdstrike Holdings, Inc., Class
A .................. (179) (21,489) 3.7
Crown Holdings, Inc. ....... (1,361) (116,747) 20.3
CSL Ltd. ............... (1,093) (218,203) 38.0
Danaher Corp. ........... (328) (77,707) 13.5
Darling Ingredients, Inc. ..... (1,181) (70,352) 12.3
Datadog, Inc., Class A ...... (525) (35,375) 6.2
DaVita, Inc. ............. (1,385) (125,149) 21.8
Deere & Co. ............. (173) (65,397) 11.4
Dentsply Sirona, Inc. ....... (924) (38,743) 6.8
DISH Network Corp., Class A . (7,573) (56,873) 9.9
Dollar General Corp. ....... (555) (122,910) 21.4
Dollar Tree, Inc. .......... (655) (100,680) 17.5
Dominion Energy, Inc. ...... (4,388) (250,730) 43.7
Dover Corp. ............. (569) (83,165) 14.5
Duke Energy Corp. ........ (2,110) (208,637) 36.4
Ecolab, Inc. ............. (445) (74,689) 13.0
Elanco Animal Health, Inc. ... (15,761) (149,257) 26.0
Electronic Arts, Inc. ........ (143) (18,201) 3.2
Elevance Health, Inc. ....... (86) (40,304) 7.0
Eli Lilly & Co. ............ (255) (100,944) 17.6
Emerson Electric Co. ....... (1,459) (121,476) 21.2
Entegris, Inc. ............ (4,024) (301,478) 52.5
EQT Corp. .............. (1,052) (36,652) 6.4
Erie Indemnity Co., Class A .. (514) (111,708) 19.5
Essential Utilities, Inc. ...... (761) (32,495) 5.7
Exact Sciences Corp. ...... (1,903) (121,925) 21.2
Fidelity National Information
Services, Inc. .......... (894) (52,496) 9.1
Fifth Third Bancorp ........ (3,016) (79,019) 13.8
First Citizens BancShares, Inc.,
Class A .............. (385) (387,764) 67.6
First Republic Bank ........ (533) (1,871) 0.3
First Solar, Inc. ........... (100) (18,258) 3.2
Ford Motor Co. ........... (9,026) (107,229) 18.7
Freeport-McMoRan, Inc. .... (745) (28,243) 4.9
Gartner, Inc. ............. (164) (49,603) 8.6
GE HealthCare Technologies,
Inc. ................. (698) (56,775) 9.9
Gen Digital, Inc. .......... (7,150) (126,341) 22.0
Generac Holdings, Inc. ..... (252) (25,759) 4.5
General Electric Co. ....... (610) (60,372) 10.5
General Mills, Inc. ......... (899) (79,678) 13.9
Haleon plc .............. (13,699) (60,230) 10.5
Shares Value
% of Basket
Value
United States (continued)
Hasbro, Inc. ............. (1,775) $ (105,116) 18.3%
Hess Corp. ............. (1,930) (279,966) 48.8
Hilton Worldwide Holdings, Inc. (318) (45,798) 8.0
Home Depot, Inc. (The) ..... (324) (97,375) 17.0
Hormel Foods Corp. ....... (15,694) (634,665) 110.6
Howmet Aerospace, Inc. .... (991) (43,891) 7.6
Humana, Inc. ............ (177) (93,897) 16.4
Huntington Bancshares, Inc. .. (9,330) (104,496) 18.2
Huntington Ingalls Industries,
Inc. ................. (869) (175,243) 30.5
Insulet Corp. ............ (38) (12,086) 2.1
Intercontinental Exchange, Inc. (680) (74,072) 12.9
International Business Machines
Corp. ............... (1,012) (127,927) 22.3
International Flavors &
Fragrances, Inc. ........ (3,215) (311,726) 54.3
International Paper Co. ..... (2,804) (92,840) 16.2
Jack Henry & Associates, Inc. . (2,683) (438,241) 76.4
Jacobs Solutions, Inc. ...... (650) (75,049) 13.1
Johnson Controls International
plc ................. (1,080) (64,627) 11.3
JPMorgan Chase & Co. ..... (1,041) (143,908) 25.1
Kellogg Co. ............. (1,082) (75,491) 13.2
KeyCorp ............... (8,713) (98,108) 17.1
Kimberly-Clark Corp. ....... (1,154) (167,203) 29.1
Kinder Morgan, Inc. ........ (10,176) (174,518) 30.4
Kraft Heinz Co. (The) ....... (1,711) (67,191) 11.7
Lamb Weston Holdings, Inc. .. (756) (84,528) 14.7
Las Vegas Sands Corp. ..... (2,477) (158,156) 27.6
Lear Corp. .............. (1,336) (170,554) 29.7
Leidos Holdings, Inc. ....... (1,513) (141,102) 24.6
Liberty Broadband Corp., Class
C .................. (439) (37,218) 6.5
Live Nation Entertainment, Inc. (1,752) (118,751) 20.7
Loews Corp. ............ (696) (40,069) 7.0
LPL Financial Holdings, Inc. .. (79) (16,498) 2.9
Lucid Group, Inc. ......... (2,129) (16,904) 2.9
M&T Bank Corp. .......... (668) (84,034) 14.6
Markel Corp. ............ (76) (104,008) 18.1
MarketAxess Holdings, Inc. .. (231) (73,544) 12.8
Marriott International, Inc., Class
A .................. (794) (134,456) 23.4
Martin Marietta Materials, Inc. . (614) (223,005) 38.9
Marvell Technology, Inc. ..... (4,234) (167,158) 29.1
Masco Corp. ............ (356) (19,050) 3.3
Masimo Corp. ............ (123) (23,264) 4.1
Match Group, Inc. ......... (3,220) (118,818) 20.7
McCormick & Co., Inc. (Non-
Voting) .............. (1,312) (115,259) 20.1
Merck & Co., Inc. ......... (745) (86,025) 15.0
Micron Technology, Inc. ..... (863) (55,543) 9.7
Mohawk Industries, Inc. ..... (387) (40,983) 7.1
Motorola Solutions, Inc. ..... (548) (159,687) 27.8
Nasdaq, Inc. ............ (1,909) (105,701) 18.4
Netflix, Inc. .............. (301) (99,309) 17.3
Newell Brands, Inc. ........ (3,366) (40,897) 7.1
Newmont Corp. .......... (1,334) (63,232) 11.0
NextEra Energy, Inc. ....... (3,289) (252,036) 43.9
Northern Trust Corp. ....... (329) (25,715) 4.5
ONEOK, Inc. ............ (1,252) (81,893) 14.3
PACCAR, Inc. ........... (825) (61,619) 10.7
Palantir Technologies, Inc., Class
A .................. (18,079) (140,112) 24.4
Paramount Global, Class B ... (4,514) (105,312) 18.4
Paylocity Holding Corp. ..... (272) (52,575) 9.2

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Pentair plc .............. (1,216) $ (70,625) 12.3%
PerkinElmer, Inc. ......... (2,588) (337,708) 58.9
Pfizer, Inc. .............. (6,891) (267,991) 46.7
PG&E Corp. ............. (5,195) (88,886) 15.5
Phillips 66 .............. (194) (19,206) 3.3
Plug Power, Inc. .......... (26,658) (240,722) 42.0
PNC Financial Services Group,
Inc. (The) ............ (3,621) (471,635) 82.2
Pool Corp. .............. (332) (116,638) 20.3
PPG Industries, Inc. ....... (225) (31,559) 5.5
Progressive Corp. (The) ..... (6,145) (838,178) 146.1
PTC, Inc. ............... (162) (20,378) 3.5
Quanta Services, Inc. ...... (489) (82,954) 14.5
Raymond James Financial, Inc. (377) (34,130) 5.9
Regeneron Pharmaceuticals,
Inc. ................. (98) (78,575) 13.7
Republic Services, Inc. ..... (1,200) (173,544) 30.2
Rivian Automotive, Inc., Class A (6,609) (84,727) 14.8
Rockwell Automation, Inc. .... (234) (66,318) 11.6
Roku, Inc. .............. (315) (17,706) 3.1
Roper Technologies, Inc. .... (1,071) (487,069) 84.9
Ross Stores, Inc. ......... (101) (10,780) 1.9
Royal Caribbean Cruises Ltd. . (3,083) (201,721) 35.2
Royalty Pharma plc, Class A .. (448) (15,747) 2.7
RPM International, Inc. ..... (4,967) (407,443) 71.0
Salesforce, Inc. ........... (423) (83,911) 14.6
Seagate Technology Holdings
plc ................. (605) (35,556) 6.2
Sealed Air Corp. .......... (2,690) (129,093) 22.5
Sensata Technologies Holding
plc ................. (1,219) (52,966) 9.2
Sherwin-Williams Co. (The) .. (1,003) (238,253) 41.5
Snap, Inc., Class A ........ (1,118) (9,738) 1.7
Snowflake, Inc., Class A ..... (276) (40,870) 7.1
SolarEdge Technologies, Inc. . (272) (77,691) 13.5
Southern Co. (The) ........ (2,431) (178,800) 31.2
Southwest Airlines Co. ...... (1,655) (50,130) 8.7
Stanley Black & Decker, Inc. .. (4,086) (352,785) 61.5
STERIS plc ............. (1,569) (295,835) 51.6
Swiss Re AG ............ (2,009) (202,314) 35.3
Sysco Corp. ............. (713) (54,716) 9.5
Take-Two Interactive Software,
Inc. ................. (1,805) (224,343) 39.1
Targa Resources Corp. ..... (5,445) (411,261) 71.7
Target Corp. ............. (919) (144,972) 25.3
Teledyne Technologies, Inc. .. (1,069) (442,994) 77.2
Teleflex, Inc. ............. (313) (85,299) 14.9
Tenaris SA .............. (16,407) (234,707) 40.9
Teradyne, Inc. ........... (1,303) (119,068) 20.8
Tesla, Inc. .............. (701) (115,181) 20.1
Texas Pacific Land Corp. .... (37) (54,673) 9.5
Thermo Fisher Scientific, Inc. . (339) (188,111) 32.8
T-Mobile US, Inc. ......... (1,539) (221,462) 38.6
Toast, Inc., Class A ........ (2,121) (38,602) 6.7
Tractor Supply Co. ........ (163) (38,859) 6.8
Truist Financial Corp. ....... (787) (25,640) 4.5
Twilio, Inc., Class A ........ (1,097) (57,713) 10.1
Tyler Technologies, Inc. ..... (867) (328,619) 57.3
Tyson Foods, Inc., Class A ... (2,499) (156,163) 27.2
Union Pacific Corp. ........ (1,094) (214,096) 37.3
United Therapeutics Corp. ... (211) (48,557) 8.5
UnitedHealth Group, Inc. .... (79) (38,875) 6.8
Unity Software, Inc. ........ (2,452) (66,130) 11.5
US Bancorp ............. (2,162) (74,113) 12.9
Verizon Communications, Inc. . (3,086) (119,829) 20.9
Shares Value
% of Basket
Value
United States (continued)
VF Corp. ............... (4,722) $ (111,014) 19.3%
Vimeo, Inc. ............. (1) (3) 0.0
(a)
Vulcan Materials Co. ....... (536) (93,864) 16.4
W R Berkley Corp. ........ (4,025) (237,153) 41.3
Walt Disney Co. (The) ...... (2,038) (208,895) 36.4
Warner Bros Discovery, Inc. .. (11,203) (152,473) 26.6
Waste Connections, Inc. ..... (1,891) (263,133) 45.9
Waste Management, Inc. .... (2,045) (339,572) 59.2
Webster Financial Corp. ..... (517) (19,284) 3.4
WEC Energy Group, Inc. .... (1,367) (131,464) 22.9
Western Digital Corp. ....... (2,991) (103,010) 18.0
WestRock Co. ........... (2,338) (69,976) 12.2
Williams Cos., Inc. (The) .... (3,844) (116,319) 20.3
Wolfspeed, Inc. ........... (6,684) (311,140) 54.2
Xcel Energy, Inc. .......... (377) (26,356) 4.6
Zebra Technologies Corp., Class
A .................. (393) (113,196) 19.7
Zillow Group, Inc., Class C ... (566) (24,644) 4.3
ZoomInfo Technologies, Inc. .. (2,203) (48,268) 8.4
(32,434,490)
Zambia
First Quantum Minerals Ltd. .. (962) (23,375) 4.1
Total Reference Entity — Short ............ (71,569,140)
Net Value of Reference Entity — BNP Paribas SA $ (573,760)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Reference Entity — Long
Common Stocks
Australia
BHP Group Ltd. .......... 4,512 133,905 563.0
Cochlear Ltd. ............ 1,412 231,522 973.4
Fortescue Metals Group Ltd. .. 1,170 16,370 68.8
IDP Education Ltd. ........ 812 15,255 64.1
Lottery Corp. Ltd. (The) ..... 11,567 38,784 163.0
Macquarie Group Ltd. ...... 394 48,065 202.1
Qantas Airways Ltd. ....... 8,934 39,399 165.6
Rio Tinto Ltd. ............ 1,929 144,684 608.3
Sonic Healthcare Ltd. ...... 4,770 112,443 472.7
South32 Ltd. ............ 18,770 53,058 223.1
Telstra Group Ltd. ......... 47,712 138,423 581.9
Wesfarmers Ltd. .......... 1,463 50,610 212.8
1,022,518
Belgium
Anheuser-Busch InBev SA/NV 325 21,131 88.8
Elia Group SA ........... 749 102,703 431.8
123,834
Canada
Alimentation Couche-Tard, Inc. 992 49,510 208.1
AltaGas Ltd. ............. 3,834 67,067 282.0
ARC Resources Ltd. ....... 6,861 85,228 358.3
Bank of Montreal ......... 3,273 295,037 1,240.4
Bank of Nova Scotia (The) ... 477 23,810 100.1
Canadian National Railway Co. 209 24,913 104.7
Cenovus Energy, Inc. ....... 88 1,477 6.2
Dollarama, Inc. ........... 947 58,658 246.6
Element Fleet Management
Corp. ............... 3,334 43,605 183.3
Enbridge, Inc. ............ 530 21,073 88.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Canada (continued)
Franco-Nevada Corp. ...... 1,742 $ 264,325 1,111.3%
Great-West Lifeco, Inc. ..... 579 16,462 69.2
iA Financial Corp., Inc. ...... 664 44,554 187.3
Imperial Oil Ltd. .......... 1,357 69,170 290.8
Manulife Financial Corp. ..... 8,779 173,332 728.7
Onex Corp. ............. 416 19,156 80.5
Pembina Pipeline Corp. ..... 2,435 80,157 337.0
Power Corp. of Canada ..... 9,463 253,469 1,065.6
Royal Bank of Canada ...... 748 74,262 312.2
Sun Life Financial, Inc. ...... 7,089 347,740 1,462.0
Suncor Energy, Inc. ........ 812 25,423 106.9
Toronto-Dominion Bank (The) . 914 55,365 232.8
West Fraser Timber Co. Ltd. .. 714 51,646 217.1
2,145,439
China
BOC Hong Kong Holdings Ltd. 90,000 284,105 1,194.4
NXP Semiconductors NV .... 335 54,853 230.6
338,958
Denmark
Carlsberg A/S, Class B ..... 402 66,530 279.7
DSV A/S ............... 250 47,051 197.8
Novo Nordisk A/S, Class B ... 188 31,275 131.5
144,856
Finland
Elisa OYJ .............. 3,270 203,071 853.7
Nokia OYJ .............. 413 1,748 7.4
Nordea Bank Abp ......... 6,964 77,365 325.3
Stora Enso OYJ, Class R .... 4,878 61,886 260.2
344,070
France
Amundi SA ............. 1,111 72,787 306.0
Arkema SA ............. 1,728 170,974 718.8
BioMerieux ............. 743 77,796 327.1
Bureau Veritas SA ......... 3,245 93,570 393.4
Cie de Saint-Gobain ....... 5,014 290,284 1,220.4
Credit Agricole SA ......... 12,567 153,613 645.8
Dassault Aviation SA ....... 182 35,566 149.5
Eiffage SA .............. 484 57,608 242.2
Engie SA ............... 6,939 111,054 466.9
Eurazeo SE ............. 3,905 278,832 1,172.3
Hermes International ....... 157 340,859 1,433.0
Ipsen SA ............... 1,616 195,965 823.9
Kering SA .............. 153 97,976 411.9
La Francaise des Jeux SAEM . 8,247 352,492 1,481.9
L'Oreal SA .............. 226 108,009 454.1
Orange SA .............. 9,178 119,460 502.2
Publicis Groupe SA ........ 1,344 109,882 462.0
Safran SA .............. 367 57,076 240.0
Vivendi SE .............. 18,777 206,255 867.1
Wendel SE ............. 933 104,663 440.0
3,034,721
Germany
Allianz SE (Registered) ..... 268 67,297 282.9
BASF SE ............... 790 40,862 171.8
Beiersdorf AG ............ 781 109,051 458.5
Deutsche Bank AG (Registered) 5,214 57,316 241.0
Deutsche Post AG (Registered) 1,240 59,643 250.7
HelloFresh SE ........... 734 19,709 82.9
Henkel AG & Co. KGaA
(Preference) .......... 132 10,672 44.9
Mercedes-Benz Group AG ... 599 46,714 196.4
Shares Value
% of Basket
Value
Germany (continued)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 405 $ 152,210 639.9%
Nemetschek SE .......... 1,790 139,912 588.2
Rational AG ............. 71 51,423 216.2
SAP SE ................ 512 69,282 291.3
Scout24 SE ............. 997 62,140 261.2
886,231
Hong Kong
Futu Holdings Ltd., ADR ..... 536 23,729 99.8
Power Assets Holdings Ltd. .. 3,500 20,000 84.1
Sun Hung Kai Properties Ltd. . 6,500 90,501 380.5
134,230
Ireland
CRH plc ............... 5,995 289,283 1,216.2
Israel
Bank Hapoalim BM ........ 11,399 98,198 412.8
Bezeq Israeli Telecommunication
Corp. Ltd. ............ 24,667 33,582 141.2
ICL Group Ltd. ........... 2,719 16,887 71.0
Israel Discount Bank Ltd., Class
A .................. 9,702 48,217 202.7
196,884
Italy
Assicurazioni Generali SpA ... 4,552 94,810 398.6
Enel SpA ............... 1,969 13,452 56.6
Mediobanca Banca di Credito
Finanziario SpA ........ 12,059 129,504 544.4
Prysmian SpA ........... 1,874 76,695 322.4
Snam SpA .............. 8,301 46,134 194.0
360,595
Japan
Advantest Corp. .......... 400 31,173 131.1
Ajinomoto Co., Inc. ........ 500 17,982 75.6
Astellas Pharma, Inc. ....... 25,800 388,666 1,634.0
Bridgestone Corp. ......... 1,600 64,253 270.1
Daiwa House Industry Co. Ltd. 9,200 234,494 985.9
Dentsu Group, Inc. ........ 1,400 50,449 212.1
Fuji Electric Co. Ltd. ....... 3,400 137,243 577.0
FUJIFILM Holdings Corp. .... 2,500 130,300 547.8
Hakuhodo DY Holdings, Inc. .. 2,500 29,458 123.9
Hamamatsu Photonics KK ... 800 42,411 178.3
Hitachi Ltd. ............. 3,200 177,007 744.2
Hoya Corp. ............. 1,100 115,341 484.9
Isuzu Motors Ltd. ......... 1,800 21,256 89.4
Japan Post Insurance Co. Ltd. 1,600 25,983 109.2
Japan Tobacco, Inc. ....... 500 10,758 45.2
Kajima Corp. ............ 4,700 62,184 261.4
KDDI Corp. ............. 15,000 468,272 1,968.7
Kirin Holdings Co. Ltd. ...... 2,400 38,989 163.9
Komatsu Ltd. ............ 3,200 79,584 334.6
Marubeni Corp. ........... 17,500 248,381 1,044.2
Mazda Motor Corp. ........ 4,900 44,343 186.4
MEIJI Holdings Co. Ltd. ..... 3,000 72,389 304.3
MISUMI Group, Inc. ........ 800 20,182 84.9
Mitsubishi Corp. .......... 700 25,953 109.1
Mitsubishi Electric Corp. ..... 1,900 23,558 99.0
Mitsubishi HC Capital, Inc. ... 30,900 160,394 674.3
Mitsubishi Heavy Industries Ltd. 1,400 53,088 223.2
Mitsui & Co. Ltd. .......... 1,100 34,341 144.4
NEC Corp. .............. 100 3,846 16.2
NGK Insulators Ltd. ........ 10,700 134,305 564.6

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Japan (continued)
Nippon Express Holdings, Inc. . 2,400 $ 140,837 592.1%
Nippon Telegraph & Telephone
Corp. ............... 1,700 51,874 218.1
Nissan Chemical Corp. ..... 1,100 48,886 205.5
Nisshin Seifun Group, Inc. ... 3,600 43,637 183.5
Nissin Foods Holdings Co. Ltd. 600 57,847 243.2
Nitto Denko Corp. ......... 1,100 71,113 299.0
Nomura Real Estate Holdings,
Inc. ................. 2,100 52,330 220.0
Obic Co. Ltd. ............ 400 61,630 259.1
Omron Corp. ............ 800 46,927 197.3
Ono Pharmaceutical Co. Ltd. . 2,100 42,284 177.8
ORIX Corp. ............. 1,300 22,116 93.0
Otsuka Corp. ............ 700 25,479 107.1
Persol Holdings Co. Ltd. ..... 3,300 68,044 286.1
Ricoh Co. Ltd. ........... 7,000 57,958 243.7
Rohm Co. Ltd. ........... 400 30,115 126.6
Secom Co. Ltd. ........... 400 25,614 107.7
Seiko Epson Corp. ........ 1,200 18,352 77.2
Sekisui Chemical Co. Ltd. .... 13,100 186,445 783.9
Sekisui House Ltd. ........ 1,000 20,559 86.4
Shimadzu Corp. .......... 3,100 96,958 407.6
Shionogi & Co. Ltd. ........ 2,600 116,388 489.3
Shiseido Co. Ltd. ......... 1,200 60,151 252.9
SoftBank Corp. ........... 1,800 20,266 85.2
Subaru Corp. ............ 8,200 133,839 562.7
Sumitomo Corp. .......... 3,500 62,730 263.7
Suzuki Motor Corp. ........ 300 10,461 44.0
Sysmex Corp. ........... 200 12,865 54.1
Terumo Corp. ............ 200 5,989 25.2
TOPPAN, Inc. ............ 5,300 112,671 473.7
Toyota Industries Corp. ..... 800 46,494 195.5
Trend Micro, Inc. .......... 800 39,091 164.3
Unicharm Corp. .......... 600 24,222 101.8
USS Co. Ltd. ............ 1,300 21,845 91.8
Yokogawa Electric Corp. .... 1,200 19,489 81.9
ZOZO, Inc. .............. 4,500 94,700 398.1
4,896,789
Luxembourg
ArcelorMittal SA .......... 1,885 53,552 225.2
Netherlands
ASML Holding NV ......... 99 62,827 264.1
ING Groep NV ........... 3,002 37,232 156.5
Koninklijke Ahold Delhaize NV . 1,796 61,755 259.6
Koninklijke KPN NV ........ 50,767 185,141 778.4
Koninklijke Philips NV ...... 708 14,947 62.9
Randstad NV ............ 317 17,224 72.4
Shell plc ............... 1,398 42,958 180.6
Wolters Kluwer NV ........ 176 23,319 98.0
445,403
Norway
DNB Bank ASA ........... 7,437 130,818 550.0
Equinor ASA ............ 2,097 60,375 253.8
191,193
Portugal
Galp Energia SGPS SA ..... 1,391 16,809 70.7
Jeronimo Martins SGPS SA .. 4,880 123,148 517.7
139,957
Singapore
DBS Group Holdings Ltd. .... 900 22,239 93.5
Jardine Cycle & Carriage Ltd. . 2,100 53,484 224.9
Shares Value
% of Basket
Value
Singapore (continued)
Oversea-Chinese Banking Corp.
Ltd. ................ 4,700 $ 44,466 186.9%
Singapore Airlines Ltd. ...... 18,500 81,368 342.1
United Overseas Bank Ltd. ... 1,000 21,238 89.3
222,795
Spain
ACS Actividades de Construccion
y Servicios SA ......... 9,296 319,619 1,343.7
Corp. ACCIONA Energias
Renovables SA ........ 1,346 48,331 203.2
Iberdrola SA ............. 5,022 65,076 273.6
Naturgy Energy Group SA ... 2,429 75,630 318.0
Repsol SA .............. 1,411 20,727 87.1
529,383
Sweden
Assa Abloy AB, Class B ..... 4,854 115,651 486.2
Epiroc AB, Class A ........ 8,011 160,485 674.7
Evolution AB ............ 174 23,248 97.7
Industrivarden AB, Class C ... 6,039 172,512 725.3
Indutrade AB ............ 1,184 28,430 119.5
Investor AB, Class B ....... 8,000 171,865 722.6
Sandvik AB ............. 1,063 21,653 91.0
Skanska AB, Class B ....... 4,137 67,667 284.5
Volvo AB, Class B ......... 1,168 24,015 101.0
785,526
Switzerland
Chocoladefabriken Lindt &
Spruengli AG .......... 2 24,694 103.8
Clariant AG (Registered) .... 5,177 86,353 363.0
Geberit AG (Registered) ..... 116 66,069 277.8
Julius Baer Group Ltd. ...... 972 69,650 292.8
Kuehne + Nagel International AG
(Registered) ........... 257 76,138 320.1
Novartis AG (Registered) .... 690 70,583 296.7
Partners Group Holding AG .. 135 131,049 551.0
Sika AG (Registered) ....... 90 24,860 104.5
Swiss Life Holding AG
(Registered) ........... 170 112,210 471.8
Swisscom AG (Registered) ... 107 73,461 308.8
735,067
United Kingdom
3i Group plc ............. 1,209 26,899 113.1
Associated British Foods plc .. 4,026 99,195 417.0
Auto Trader Group plc ...... 2,795 22,352 94.0
Barclays plc ............. 30,758 61,959 260.5
BP plc ................. 31,964 214,446 901.6
Burberry Group plc ........ 905 29,541 124.2
CK Hutchison Holdings Ltd. .. 34,500 230,647 969.7
Coca-Cola Europacific Partners
plc ................. 918 59,183 248.8
Dowlais Group plc ......... 2,828 4,713 19.8
Imperial Brands plc ........ 543 13,442 56.5
Informa plc .............. 3,606 32,782 137.8
InterContinental Hotels Group
plc ................. 637 43,798 184.1
Liberty Global plc, Class C ... 1,399 28,456 119.6
London Stock Exchange Group
plc ................. 673 70,660 297.1
Melrose Industries plc ...... 2,828 14,536 61.1
NatWest Group plc ........ 3,260 10,739 45.1
RELX plc ............... 889 29,620 124.5
Sage Group plc (The) ...... 9,107 93,920 394.9

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United Kingdom (continued)
SSE plc ................ 1,068 $ 24,642 103.6%
St James's Place plc ....... 2,691 40,925 172.1
Taylor Wimpey plc ......... 28,351 45,755 192.4
Tesco plc ............... 22,665 80,131 336.9
WPP plc ............... 1,629 18,985 79.8
1,297,326
United States
Abbott Laboratories ........ 344 38,002 159.8
AbbVie, Inc. ............. 428 64,679 271.9
Adobe, Inc. ............. 738 278,639 1,171.4
AECOM ............... 273 22,673 95.3
Agilent Technologies, Inc. .... 600 81,258 341.6
Allegion plc ............. 697 77,005 323.7
Alphabet, Inc., Class A ...... 219 23,507 98.8
American Express Co. ...... 138 22,265 93.6
AMETEK, Inc. ........... 881 121,516 510.9
Amgen, Inc. ............. 118 28,289 118.9
AO Smith Corp. .......... 704 48,076 202.1
Apple, Inc. .............. 103 17,477 73.5
Applied Materials, Inc. ...... 171 19,328 81.3
Archer-Daniels-Midland Co. .. 245 19,130 80.4
Autodesk, Inc. ........... 311 60,580 254.7
Berkshire Hathaway, Inc., Class
B .................. 122 40,083 168.5
Best Buy Co., Inc. ......... 843 62,820 264.1
Booking Holdings, Inc. ...... 39 104,766 440.5
Boston Scientific Corp. ...... 607 31,637 133.0
Bristol-Myers Squibb Co. .... 985 65,768 276.5
BRP, Inc. ............... 502 37,504 157.7
Cadence Design Systems, Inc. 72 15,080 63.4
Cardinal Health, Inc. ....... 1,433 117,649 494.6
Carrier Global Corp. ....... 501 20,952 88.1
Caterpillar, Inc. ........... 250 54,700 230.0
CenterPoint Energy, Inc. .... 342 10,421 43.8
Chipotle Mexican Grill, Inc. ... 7 14,473 60.8
Cigna Group (The) ........ 157 39,767 167.2
Cintas Corp. ............. 533 242,925 1,021.3
Coca-Cola Co. (The) ....... 2,124 136,255 572.8
Comcast Corp., Class A ..... 463 19,154 80.5
ConocoPhillips ........... 214 22,018 92.6
Copart, Inc. ............. 40 3,162 13.3
CSX Corp. .............. 3,419 104,758 440.4
Darden Restaurants, Inc. .... 421 63,963 268.9
Dell Technologies, Inc., Class C 2,254 98,026 412.1
Diamondback Energy, Inc. ... 1,127 160,259 673.8
Discover Financial Services .. 636 65,807 276.7
DocuSign, Inc. ........... 1,428 70,600 296.8
Dropbox, Inc., Class A ...... 5,812 118,216 497.0
DuPont de Nemours, Inc. .... 503 35,069 147.4
Eastman Chemical Co. ..... 1,191 100,366 422.0
Eaton Corp. plc ........... 839 140,214 589.5
eBay, Inc. .............. 4,861 225,696 948.9
Edison International ........ 738 54,317 228.4
Edwards Lifesciences Corp. .. 122 10,734 45.1
Entergy Corp. ............ 522 56,157 236.1
EOG Resources, Inc. ....... 339 40,500 170.3
Estee Lauder Cos., Inc. (The),
Class A .............. 161 39,722 167.0
Etsy, Inc. ............... 188 18,994 79.8
Evergy, Inc. ............. 779 48,384 203.4
Exelon Corp. ............ 1,366 57,973 243.7
Expedia Group, Inc. ........ 1,488 139,812 587.8
Expeditors International of
Washington, Inc. ........ 1,188 135,242 568.6
Shares Value
% of Basket
Value
United States (continued)
F5, Inc. ................ 225 $ 30,231 127.1%
Fair Isaac Corp. .......... 33 24,022 101.0
FedEx Corp. ............ 30 6,833 28.7
FirstEnergy Corp. ......... 581 23,124 97.2
FMC Corp. .............. 847 104,672 440.1
Fortinet, Inc. ............. 2,105 132,720 558.0
Fortive Corp. ............ 716 45,172 189.9
Fortune Brands Innovations, Inc. 662 42,825 180.0
Garmin Ltd. ............. 249 24,444 102.8
Gilead Sciences, Inc. ....... 9 740 3.1
GoDaddy, Inc., Class A ..... 99 7,492 31.5
Graco, Inc. .............. 679 53,838 226.3
GSK plc ............... 4,160 75,018 315.4
Hartford Financial Services
Group, Inc. (The) ....... 1,475 104,710 440.2
HCA Healthcare, Inc. ....... 249 71,545 300.8
HEICO Corp. ............ 796 134,237 564.4
Henry Schein, Inc. ......... 509 41,132 172.9
Hewlett Packard Enterprise Co. 5,237 74,994 315.3
HF Sinclair Corp. ......... 812 35,817 150.6
Holcim AG .............. 502 33,169 139.4
Hologic, Inc. ............. 861 74,055 311.3
Honeywell International, Inc. .. 195 38,969 163.8
HP, Inc. ................ 2,563 76,147 320.1
Hubbell, Inc. ............. 37 9,965 41.9
IDEX Corp. ............. 66 13,617 57.2
IDEXX Laboratories, Inc. .... 234 115,165 484.2
Illinois Tool Works, Inc. ...... 126 30,484 128.2
Incyte Corp. ............. 1,633 121,512 510.9
Intuitive Surgical, Inc. ...... 219 65,967 277.3
IQVIA Holdings, Inc. ....... 119 22,399 94.2
JB Hunt Transport Services, Inc. 117 20,509 86.2
Keysight Technologies, Inc. ... 156 22,564 94.9
KKR & Co., Inc. .......... 570 30,250 127.2
KLA Corp. .............. 76 29,377 123.5
Laboratory Corp. of America
Holdings ............. 420 95,218 400.3
Lam Research Corp. ....... 223 116,870 491.3
Lennox International, Inc. .... 322 90,775 381.6
LKQ Corp. .............. 558 32,213 135.4
Lululemon Athletica, Inc. .... 105 39,893 167.7
LyondellBasell Industries NV,
Class A .............. 468 44,278 186.1
McDonald's Corp. ......... 96 28,392 119.4
McKesson Corp. .......... 120 43,709 183.8
Medtronic plc ............ 302 27,467 115.5
Mettler-Toledo International, Inc. 71 105,897 445.2
Microchip Technology, Inc. ... 691 50,436 212.0
Microsoft Corp. ........... 609 187,121 786.7
Monolithic Power Systems, Inc. 23 10,625 44.7
Monster Beverage Corp. .... 852 47,712 200.6
MSCI, Inc. .............. 42 20,263 85.2
NetApp, Inc. ............. 649 40,816 171.6
NIKE, Inc., Class B ........ 918 116,329 489.1
Nordson Corp. ........... 859 185,810 781.2
NRG Energy, Inc. ......... 699 23,885 100.4
Nucor Corp. ............. 296 43,861 184.4
NVR, Inc. ............... 33 192,720 810.2
Old Dominion Freight Line, Inc. 371 118,865 499.7
Omnicom Group, Inc. ....... 865 78,343 329.4
Oracle Corp. ............ 602 57,021 239.7
O'Reilly Automotive, Inc. .... 85 77,971 327.8
Otis Worldwide Corp. ....... 729 62,184 261.4
Ovintiv, Inc. ............. 418 15,081 63.4
Palo Alto Networks, Inc. ..... 356 64,956 273.1

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Paychex, Inc. ............ 322 $ 35,375 148.7%
Paycom Software, Inc. ...... 87 25,262 106.2
PepsiCo, Inc. ............ 225 42,950 180.6
Pinterest, Inc., Class A ...... 719 16,537 69.5
PPL Corp. .............. 2,167 62,236 261.6
Prudential Financial, Inc. .... 1,317 114,579 481.7
PulteGroup, Inc. .......... 1,204 80,849 339.9
Reliance Steel & Aluminum Co. 465 115,227 484.4
Roche Holding AG ........ 267 83,608 351.5
Rollins, Inc. ............. 743 31,392 132.0
Schlumberger NV ......... 4,114 203,026 853.6
Schneider Electric SE ...... 124 21,625 90.9
Snap-on, Inc. ............ 158 40,987 172.3
Splunk, Inc. ............. 693 59,764 251.3
Starbucks Corp. .......... 2,441 278,982 1,172.9
State Street Corp. ......... 1,174 84,833 356.7
Stellantis NV ............ 1,158 19,207 80.7
Stryker Corp. ............ 111 33,261 139.8
Synopsys, Inc. ........... 556 206,454 868.0
Texas Instruments, Inc. ..... 343 57,350 241.1
TJX Cos., Inc. (The) ....... 1,972 155,433 653.5
Uber Technologies, Inc. ..... 1,263 39,216 164.9
UGI Corp. .............. 738 25,003 105.1
U-Haul Holding Co. ........ 13 703 3.0
United Parcel Service, Inc., Class
B .................. 265 47,650 200.3
VeriSign, Inc. ............ 1,030 228,454 960.5
Verisk Analytics, Inc. ....... 159 30,864 129.8
Vertex Pharmaceuticals, Inc. .. 306 104,263 438.3
Walmart, Inc. ............ 146 22,042 92.7
Waters Corp. ............ 123 36,944 155.3
Westinghouse Air Brake
Technologies Corp. ...... 853 83,313 350.3
Xylem, Inc. .............. 456 47,351 199.1
Yum! Brands, Inc. ......... 791 111,199 467.5
Zimmer Biomet Holdings, Inc. . 259 35,856 150.7
10,084,588
Total Reference Entity — Long ............ 28,403,198
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd. .... (7,244) (117,630) (494.5)
ASX Ltd. ............... (578) (26,304) (110.6)
Aurizon Holdings Ltd. ...... (9,859) (22,416) (94.2)
Commonwealth Bank of
Australia ............. (1,773) (117,330) (493.3)
Computershare Ltd. ........ (4,284) (63,771) (268.1)
Flutter Entertainment plc .... (160) (31,971) (134.4)
Glencore plc ............ (10,386) (61,305) (257.7)
IGO Ltd. ............... (6,271) (57,749) (242.8)
Insurance Australia Group Ltd. (20,317) (67,312) (283.0)
Mineral Resources Ltd. ..... (418) (20,620) (86.7)
Pilbara Minerals Ltd. ....... (8,572) (24,398) (102.6)
REA Group Ltd. .......... (111) (10,439) (43.9)
Santos Ltd. ............. (7,658) (36,277) (152.5)
Transurban Group ......... (5,515) (55,003) (231.2)
(712,525)
Austria
Verbund AG ............. (1,135) (101,084) (425.0)
Shares Value
% of Basket
Value
Belgium
Ageas SA/NV ............ (477) $ (21,253) (89.3) %
D'ieteren Group .......... (216) (40,670) (171.0)
UCB SA ............... (552) (51,312) (215.7)
Umicore SA ............. (620) (20,352) (85.6)
(133,587)
Canada
Air Canada ............. (6,013) (84,147) (353.8)
Algonquin Power & Utilities
Corp. ............... (5,757) (48,951) (205.8)
BCE, Inc. ............... (1,751) (84,161) (353.8)
Brookfield Asset Management
Ltd., Class A .......... (1,107) (37,111) (156.0)
Canadian Tire Corp. Ltd., Class
A .................. (1,420) (186,151) (782.6)
CCL Industries, Inc., Class B .. (1,424) (66,962) (281.5)
Emera, Inc. ............. (5,064) (215,477) (905.9)
GFL Environmental, Inc. ..... (801) (29,093) (122.3)
Intact Financial Corp. ....... (480) (72,607) (305.3)
Ivanhoe Mines Ltd., Class A .. (11,339) (98,338) (413.4)
Keyera Corp. ............ (9,499) (223,514) (939.7)
Metro, Inc. .............. (4,201) (239,437) (1,006.6)
Northland Power, Inc. ...... (5,098) (125,150) (526.2)
Pan American Silver Corp. ... (5,182) (92,254) (387.8)
Parkland Corp. ........... (4,533) (106,897) (449.4)
Quebecor, Inc., Class B ..... (4,633) (119,582) (502.7)
Ritchie Bros Auctioneers, Inc. . (1,114) (63,739) (268.0)
TC Energy Corp. .......... (890) (36,990) (155.5)
TMX Group Ltd. .......... (222) (22,484) (94.5)
WSP Global, Inc. ......... (184) (24,284) (102.1)
(1,977,329)
Chile
Antofagasta plc ........... (2,569) (47,252) (198.7)
China
Budweiser Brewing Co. APAC
Ltd. ................ (2,000) (5,779) (24.3)
Xinyi Glass Holdings Ltd. .... (19,000) (34,761) (146.1)
(40,540)
Denmark
Coloplast A/S, Class B ...... (919) (132,410) (556.7)
Demant A/S ............. (1,294) (55,456) (233.1)
Orsted A/S .............. (1,197) (107,431) (451.7)
Vestas Wind Systems A/S ... (885) (24,489) (102.9)
(319,786)
Finland
Kone OYJ, Class B ........ (423) (24,132) (101.5)
UPM-Kymmene OYJ ....... (4,290) (136,810) (575.2)
(160,942)
France
Alstom SA .............. (6,962) (174,987) (735.7)
AXA SA ................ (2,162) (70,568) (296.7)
Bollore SE .............. (1) (7) (0.0)
(b)
Carrefour SA ............ (1,253) (26,063) (109.6)
Cie Generale des Etablissements
Michelin SCA .......... (7,561) (240,800) (1,012.3)
Edenred ............... (562) (36,515) (153.5)
Getlink SE .............. (21,423) (400,380) (1,683.3)
Remy Cointreau SA ........ (1,475) (255,216) (1,073.0)
Renault SA ............. (2,204) (81,863) (344.2)
Sartorius Stedim Biotech .... (318) (85,192) (358.1)
SEB SA ................ (969) (111,108) (467.1)
Teleperformance .......... (111) (22,184) (93.3)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
France (continued)
Worldline SA ............ (2,309) $ (100,448) (422.3) %
(1,605,331)
Germany
adidas AG .............. (261) (45,964) (193.2)
Aroundtown SA ........... (35,250) (48,024) (201.9)
Bayer AG (Registered) ...... (604) (39,862) (167.6)
Commerzbank AG ......... (1,859) (20,659) (86.9)
Covestro AG ............ (1,867) (81,906) (344.3)
Fresenius Medical Care AG &
Co. KGaA ............ (4,859) (235,778) (991.3)
Hannover Rueck SE ....... (261) (55,765) (234.4)
LEG Immobilien SE ........ (1,358) (84,526) (355.4)
Siemens Healthineers AG .... (714) (44,501) (187.1)
Zalando SE ............. (966) (39,731) (167.0)
(696,716)
Hong Kong
AIA Group Ltd. ........... (11,000) (119,758) (503.5)
Hang Seng Bank Ltd. ...... (1,400) (20,752) (87.3)
Hong Kong & China Gas Co.
Ltd. ................ (129,150) (114,676) (482.1)
MTR Corp. Ltd. ........... (119,839) (598,778) (2,517.4)
Techtronic Industries Co. Ltd. . (3,500) (37,865) (159.2)
Wharf Real Estate Investment
Co. Ltd. .............. (46,000) (265,269) (1,115.2)
(1,157,098)
Ireland
AIB Group plc ............ (15,775) (67,842) (285.2)
Israel
Wix.com Ltd. ............ (241) (21,022) (88.4)
Italy
Amplifon SpA ............ (1,441) (52,899) (222.4)
Davide Campari-Milano NV .. (13,523) (174,277) (732.7)
DiaSorin SpA ............ (1,037) (112,632) (473.5)
Infrastrutture Wireless Italiane
SpA ................ (8,806) (122,223) (513.9)
Intesa Sanpaolo SpA ....... (13,464) (35,402) (148.8)
Nexi SpA ............... (10,636) (88,192) (370.8)
(585,625)
Japan
Aisin Corp. .............. (700) (20,546) (86.4)
Asahi Intecc Co. Ltd. ....... (1,200) (21,715) (91.3)
Azbil Corp. .............. (2,100) (58,730) (246.9)
Bandai Namco Holdings, Inc. . (1,900) (43,159) (181.4)
Canon, Inc. ............. (2,600) (61,925) (260.3)
Central Japan Railway Co. ... (200) (24,760) (104.1)
CyberAgent, Inc. .......... (19,100) (166,678) (700.7)
Daiichi Sankyo Co. Ltd. ..... (2,500) (85,787) (360.7)
East Japan Railway Co. ..... (3,700) (211,720) (890.1)
FANUC Corp. ............ (1,200) (40,525) (170.4)
Hoshizaki Corp. .......... (1,300) (45,788) (192.5)
Iida Group Holdings Co. Ltd. .. (5,300) (94,230) (396.2)
ITOCHU Corp. ........... (2,300) (76,302) (320.8)
Itochu Techno-Solutions Corp. . (2,500) (64,739) (272.2)
Japan Airlines Co. Ltd. ...... (1,700) (32,430) (136.3)
Japan Exchange Group, Inc. .. (5,600) (90,932) (382.3)
Japan Post Bank Co. Ltd. .... (13,400) (107,007) (449.9)
JFE Holdings, Inc. ......... (2,600) (30,759) (129.3)
Kansai Electric Power Co., Inc.
(The) ............... (11,700) (126,298) (531.0)
Keio Corp. .............. (400) (14,856) (62.5)
Keisei Electric Railway Co. Ltd. (4,500) (158,800) (667.6)
Shares Value
% of Basket
Value
Japan (continued)
Kintetsu Group Holdings Co.
Ltd. ................ (4,200) $ (141,781) (596.1) %
Koei Tecmo Holdings Co. Ltd. . (9,000) (165,508) (695.8)
Koito Manufacturing Co. Ltd. .. (3,300) (63,833) (268.4)
Konami Group Corp. ....... (3,200) (157,453) (662.0)
Kyocera Corp. ........... (1,800) (94,478) (397.2)
Lasertec Corp. ........... (100) (13,605) (57.2)
Makita Corp. ............ (3,800) (107,201) (450.7)
MINEBEA MITSUMI, Inc. .... (1,400) (25,926) (109.0)
Mitsubishi Chemical Group
Corp. ............... (12,700) (74,506) (313.2)
Mitsui OSK Lines Ltd. ...... (5,800) (143,786) (604.5)
MS&AD Insurance Group
Holdings, Inc. .......... (2,300) (75,491) (317.4)
Nexon Co. Ltd. ........... (2,000) (45,181) (189.9)
Nintendo Co. Ltd. ......... (2,300) (97,238) (408.8)
Nippon Paint Holdings Co. Ltd. (21,500) (193,978) (815.5)
Nippon Yusen KK ......... (3,100) (73,281) (308.1)
Nissan Motor Co. Ltd. ...... (19,200) (70,012) (294.3)
Nomura Research Institute Ltd. (7,800) (196,244) (825.0)
NTT Data Corp. .......... (7,900) (107,307) (451.1)
Odakyu Electric Railway Co. Ltd. (7,700) (107,556) (452.2)
Open House Group Co. Ltd. .. (1,700) (67,954) (285.7)
Oriental Land Co. Ltd. ...... (2,900) (102,629) (431.5)
Pan Pacific International
Holdings Corp. ......... (3,500) (65,404) (275.0)
Panasonic Holdings Corp. ... (2,800) (26,373) (110.9)
Rakuten Group, Inc. ....... (35,800) (178,569) (750.7)
Resona Holdings, Inc. ...... (800) (3,987) (16.8)
SBI Holdings, Inc. ......... (7,500) (146,481) (615.8)
SCSK Corp. ............. (1,600) (24,157) (101.6)
SG Holdings Co. Ltd. ....... (2,300) (33,097) (139.1)
SoftBank Group Corp. ...... (1,500) (56,254) (236.5)
Sompo Holdings, Inc. ...... (3,400) (141,881) (596.5)
Sony Group Corp. ......... (300) (27,142) (114.1)
Square Enix Holdings Co. Ltd. . (1,000) (49,209) (206.9)
SUMCO Corp. ........... (1,500) (20,657) (86.8)
Sumitomo Chemical Co. Ltd. .. (8,000) (27,034) (113.7)
Sumitomo Metal Mining Co. Ltd. (2,400) (88,581) (372.4)
T&D Holdings, Inc. ........ (4,800) (58,782) (247.1)
Tobu Railway Co. Ltd. ...... (900) (22,973) (96.6)
Toho Co. Ltd. ............ (1,700) (67,535) (283.9)
Tokio Marine Holdings, Inc. ... (2,300) (46,246) (194.4)
Tokyo Electric Power Co.
Holdings, Inc. .......... (200) (717) (3.0)
Tokyo Electron Ltd. ........ (900) (103,055) (433.3)
Tokyu Corp. ............. (12,100) (170,804) (718.1)
Toshiba Corp. ............ (5,900) (190,097) (799.2)
Toyota Motor Corp. ........ (5,200) (71,396) (300.2)
West Japan Railway Co. .... (5,100) (221,043) (929.3)
Yamaha Corp. ........... (2,300) (90,642) (381.1)
Yamato Holdings Co. Ltd. .... (2,800) (48,097) (202.2)
Yaskawa Electric Corp. ..... (1,700) (69,234) (291.1)
Z Holdings Corp. .......... (59,700) (163,533) (687.5)
(5,915,614)
Luxembourg
Eurofins Scientific SE ...... (4,262) (297,700) (1,251.6)
Macau
Galaxy Entertainment Group
Ltd. ................ (53,000) (377,217) (1,585.9)
Netherlands
Akzo Nobel NV ........... (633) (52,513) (220.8)
Argenx SE .............. (296) (114,181) (480.0)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Netherlands (continued)
Euronext NV ............ (276) $ (21,950) (92.3) %
IMCD NV ............... (638) (96,044) (403.8)
Koninklijke DSM NV ....... (548) (71,940) (302.4)
OCI NV ................ (958) (25,244) (106.1)
(381,872)
New Zealand
Xero Ltd. ............... (3,024) (188,775) (793.6)
Norway
Gjensidige Forsikring ASA ... (1,532) (26,687) (112.2)
Mowi ASA .............. (2,520) (48,080) (202.1)
Orkla ASA .............. (6,484) (46,606) (196.0)
Salmar ASA ............. (1,526) (67,798) (285.0)
Telenor ASA ............. (13,218) (164,936) (693.4)
(354,107)
Portugal
EDP - Energias de Portugal SA (3,868) (21,313) (89.6)
Singapore
CapitaLand Ascott Trust ..... (347) (282) (1.2)
Capitaland Investment Ltd. ... (6,100) (17,075) (71.8)
Singapore Technologies
Engineering Ltd. ........ (150,700) (410,254) (1,724.8)
(427,611)
South Korea
Delivery Hero SE ......... (1,325) (52,962) (222.7)
Spain
Cellnex Telecom SA ....... (804) (33,852) (142.3)
EDP Renovaveis SA ....... (3,283) (72,974) (306.8)
Telefonica SA ............ (11,138) (50,591) (212.7)
(157,417)
Sweden
Alfa Laval AB ............ (723) (26,525) (111.5)
Electrolux AB, Class B ...... (4,694) (70,809) (297.7)
Embracer Group AB ....... (3,282) (17,134) (72.0)
Fastighets AB Balder, Class B . (3,366) (15,672) (65.9)
Holmen AB, Class B ....... (2,375) (89,846) (377.7)
Husqvarna AB, Class B ..... (6,202) (53,531) (225.1)
Lifco AB, Class B ......... (1,535) (35,005) (147.2)
Sagax AB, Class B ........ (1,412) (34,635) (145.6)
Svenska Cellulosa AB SCA,
Class B .............. (3,231) (44,328) (186.4)
(387,485)
Switzerland
Bachem Holding AG ....... (6) (656) (2.7)
Barry Callebaut AG (Registered) (10) (21,351) (89.8)
Lonza Group AG (Registered) . (212) (132,212) (555.8)
Schindler Holding AG ...... (488) (109,054) (458.5)
SIG Group AG ........... (3,988) (106,741) (448.8)
Sonova Holding AG (Registered) (90) (28,541) (120.0)
Swiss Prime Site AG
(Registered) ........... (250) (22,630) (95.1)
Temenos AG (Registered) ... (438) (36,894) (155.1)
(458,079)
United Arab Emirates
NMC Health plc .......... (9,400) — (0.0)
(b)
United Kingdom
abrdn plc ............... (11,750) (31,487) (132.4)
AstraZeneca plc .......... (601) (88,445) (371.8)
BT Group plc ............ (23,555) (47,046) (197.8)
Shares Value
% of Basket
Value
United Kingdom (continued)
Bunzl plc ............... (838) $ (33,358) (140.2) %
Just Eat Takeaway.com NV ... (1,621) (28,426) (119.5)
M&G plc ............... (17,478) (45,173) (189.9)
Ocado Group plc ......... (3,501) (22,282) (93.7)
Persimmon plc ........... (3,439) (56,914) (239.3)
Reckitt Benckiser Group plc .. (531) (42,910) (180.4)
Rentokil Initial plc ......... (28,569) (227,445) (956.2)
Schroders plc ............ (31,962) (195,764) (823.0)
Severn Trent plc .......... (2,065) (76,061) (319.8)
Smith & Nephew plc ....... (1,323) (21,789) (91.6)
Standard Chartered plc ..... (2,142) (16,971) (71.4)
(934,071)
United States
Advance Auto Parts, Inc. .... (324) (40,672) (171.0)
Advanced Micro Devices, Inc. . (734) (65,598) (275.8)
Aflac, Inc. .............. (1,291) (90,176) (379.1)
Air Products & Chemicals, Inc. (190) (55,928) (235.1)
Albemarle Corp. .......... (169) (31,343) (131.8)
Alcoa Corp. ............. (953) (35,394) (148.8)
Alliant Energy Corp. ....... (838) (46,207) (194.3)
Allstate Corp. (The) ........ (249) (28,824) (121.2)
Ally Financial, Inc. ......... (2,219) (58,537) (246.1)
Alnylam Pharmaceuticals, Inc. . (221) (44,023) (185.1)
Amazon.com, Inc. ......... (858) (90,476) (380.4)
Amcor plc .............. (3,061) (33,579) (141.2)
American Electric Power Co.,
Inc. ................. (468) (43,253) (181.8)
AmerisourceBergen Corp. ... (128) (21,357) (89.8)
Amphenol Corp., Class A .... (1,529) (115,394) (485.1)
Aptiv plc ............... (1,783) (183,399) (771.0)
Aramark ............... (4,061) (140,917) (592.4)
Aspen Technology, Inc. ..... (980) (173,460) (729.3)
Avantor, Inc. ............. (2,212) (43,090) (181.2)
Baker Hughes Co. ......... (258) (7,544) (31.7)
Ball Corp. .............. (1,335) (70,995) (298.5)
Bank of America Corp. ...... (2,094) (61,312) (257.8)
Baxter International, Inc. .... (1,891) (90,163) (379.1)
Bentley Systems, Inc., Class B (5,089) (216,588) (910.6)
BILL Holdings, Inc. ........ (673) (51,693) (217.3)
BioMarin Pharmaceutical, Inc. . (861) (82,690) (347.6)
Bio-Techne Corp. ......... (423) (33,789) (142.1)
Broadcom, Inc. ........... (40) (25,060) (105.4)
Brown & Brown, Inc. ....... (3,017) (194,265) (816.7)
Bunge Ltd. .............. (556) (52,042) (218.8)
Burlington Stores, Inc. ...... (79) (15,232) (64.0)
Caesars Entertainment, Inc. .. (1,291) (58,469) (245.8)
Carnival Corp. ........... (2,153) (19,829) (83.4)
CBRE Group, Inc., Class A ... (867) (66,464) (279.4)
CDW Corp. ............. (699) (118,543) (498.4)
Centene Corp. ........... (687) (47,355) (199.1)
Ceridian HCM Holding, Inc. .. (2,102) (133,435) (561.0)
Charles River Laboratories
International, Inc. ....... (213) (40,496) (170.3)
Charles Schwab Corp. (The) .. (3,270) (170,825) (718.2)
Cheniere Energy, Inc. ...... (500) (76,500) (321.6)
Chesapeake Energy Corp. ... (495) (40,927) (172.1)
Cincinnati Financial Corp. .... (244) (25,971) (109.2)
Citizens Financial Group, Inc. . (856) (26,485) (111.3)
Clarivate plc ............. (1,452) (12,865) (54.1)
Cloudflare, Inc., Class A ..... (354) (16,656) (70.0)
CMS Energy Corp. ........ (878) (54,664) (229.8)
Colgate-Palmolive Co. ...... (404) (32,239) (135.5)
Constellation Energy Corp. ... (878) (67,957) (285.7)
Cooper Cos., Inc. (The) ..... (272) (103,754) (436.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Costco Wholesale Corp. ..... (132) $ (66,425) (279.3) %
Coterra Energy, Inc. ....... (4,234) (108,390) (455.7)
CSL Ltd. ............... (94) (18,766) (78.9)
Danaher Corp. ........... (223) (52,831) (222.1)
Darling Ingredients, Inc. ..... (773) (46,048) (193.6)
Datadog, Inc., Class A ...... (1,239) (83,484) (351.0)
Deere & Co. ............. (241) (91,103) (383.0)
Dentsply Sirona, Inc. ....... (303) (12,705) (53.4)
Devon Energy Corp. ....... (1,154) (61,658) (259.2)
Dominion Energy, Inc. ...... (3,709) (211,932) (891.0)
Duke Energy Corp. ........ (2,443) (241,564) (1,015.6)
Elanco Animal Health, Inc. ... (4,238) (40,134) (168.7)
Eli Lilly & Co. ............ (133) (52,649) (221.3)
Entegris, Inc. ............ (1,407) (105,412) (443.2)
Equifax, Inc. ............. (380) (79,184) (332.9)
Essential Utilities, Inc. ...... (735) (31,384) (131.9)
Fidelity National Information
Services, Inc. .......... (3,736) (219,378) (922.3)
Fifth Third Bancorp ........ (1,563) (40,951) (172.2)
First Republic Bank ........ (1,622) (5,693) (23.9)
First Solar, Inc. ........... (25) (4,564) (19.2)
Freeport-McMoRan, Inc. .... (2,195) (83,212) (349.8)
Gartner, Inc. ............. (65) (19,660) (82.7)
Gen Digital, Inc. .......... (18,432) (325,693) (1,369.3)
Generac Holdings, Inc. ..... (636) (65,012) (273.3)
General Mills, Inc. ......... (1,066) (94,480) (397.2)
Genuine Parts Co. ........ (325) (54,701) (230.0)
Globe Life, Inc. ........... (404) (43,842) (184.3)
Haleon plc .............. (6,529) (28,706) (120.7)
Hasbro, Inc. ............. (2,317) (137,213) (576.9)
Hess Corp. ............. (708) (102,702) (431.8)
Hormel Foods Corp. ....... (1,475) (59,649) (250.8)
Humana, Inc. ............ (42) (22,281) (93.7)
Huntington Ingalls Industries,
Inc. ................. (77) (15,528) (65.3)
Illumina, Inc. ............ (198) (40,701) (171.1)
Insulet Corp. ............ (154) (48,978) (205.9)
International Business Machines
Corp. ............... (757) (95,692) (402.3)
Jack Henry & Associates, Inc. . (206) (33,648) (141.5)
Jacobs Solutions, Inc. ...... (828) (95,601) (401.9)
Johnson Controls International
plc ................. (304) (18,191) (76.5)
JPMorgan Chase & Co. ..... (418) (57,784) (242.9)
Kellogg Co. ............. (400) (27,908) (117.3)
Las Vegas Sands Corp. ..... (697) (44,503) (187.1)
Lear Corp. .............. (486) (62,043) (260.8)
Leidos Holdings, Inc. ....... (1,272) (118,627) (498.7)
Live Nation Entertainment, Inc. (1,346) (91,232) (383.6)
Loews Corp. ............ (1,420) (81,749) (343.7)
LPL Financial Holdings, Inc. .. (77) (16,081) (67.6)
M&T Bank Corp. .......... (153) (19,247) (80.9)
Marriott International, Inc., Class
A .................. (441) (74,679) (314.0)
Martin Marietta Materials, Inc. . (294) (106,781) (448.9)
Marvell Technology, Inc. ..... (528) (20,845) (87.6)
Masco Corp. ............ (1,165) (62,339) (262.1)
Masimo Corp. ............ (269) (50,879) (213.9)
Moderna, Inc. ............ (134) (17,807) (74.9)
Molina Healthcare, Inc. ..... (116) (34,555) (145.3)
Motorola Solutions, Inc. ..... (146) (42,544) (178.9)
Nasdaq, Inc. ............ (346) (19,158) (80.5)
Newell Brands, Inc. ........ (5,541) (67,323) (283.0)
NextEra Energy, Inc. ....... (448) (34,330) (144.3)
Northern Trust Corp. ....... (356) (27,825) (117.0)
Shares Value
% of Basket
Value
United States (continued)
Novocure Ltd. ............ (751) $ (49,491) (208.1) %
Okta, Inc. ............... (1,227) (84,086) (353.5)
ONEOK, Inc. ............ (1,650) (107,926) (453.7)
Palantir Technologies, Inc., Class
A .................. (2,809) (21,770) (91.5)
Paylocity Holding Corp. ..... (343) (66,298) (278.7)
Pentair plc .............. (2,559) (148,627) (624.9)
PerkinElmer, Inc. ......... (1,147) (149,672) (629.2)
Plug Power, Inc. .......... (1,688) (15,243) (64.1)
PNC Financial Services Group,
Inc. (The) ............ (856) (111,494) (468.7)
Pool Corp. .............. (333) (116,990) (491.8)
Public Service Enterprise Group,
Inc. ................. (1,471) (92,967) (390.9)
Quanta Services, Inc. ...... (15) (2,545) (10.7)
Raymond James Financial, Inc. (221) (20,007) (84.1)
Repligen Corp. ........... (356) (53,980) (226.9)
Republic Services, Inc. ..... (808) (116,853) (491.3)
Rivian Automotive, Inc., Class A (4,837) (62,010) (260.7)
Ross Stores, Inc. ......... (258) (27,536) (115.8)
Royal Caribbean Cruises Ltd. . (349) (22,835) (96.0)
Sanofi ................. (1,046) (112,726) (473.9)
Seagate Technology Holdings
plc ................. (1,185) (69,642) (292.8)
Sensata Technologies Holding
plc ................. (804) (34,934) (146.9)
Snowflake, Inc., Class A ..... (165) (24,433) (102.7)
SolarEdge Technologies, Inc. . (191) (54,555) (229.4)
Southern Co. (The) ........ (994) (73,109) (307.4)
STERIS plc ............. (112) (21,118) (88.8)
TE Connectivity Ltd. ....... (321) (39,281) (165.1)
Teleflex, Inc. ............. (314) (85,571) (359.8)
Thermo Fisher Scientific, Inc. . (40) (22,196) (93.3)
T-Mobile US, Inc. ......... (130) (18,707) (78.6)
Toast, Inc., Class A ........ (3,932) (71,562) (300.9)
TransUnion ............. (1,222) (84,086) (353.5)
Truist Financial Corp. ....... (791) (25,771) (108.3)
Twilio, Inc., Class A ........ (742) (39,037) (164.1)
Tyler Technologies, Inc. ..... (386) (146,306) (615.1)
Union Pacific Corp. ........ (772) (151,080) (635.2)
UnitedHealth Group, Inc. .... (138) (67,908) (285.5)
Unity Software, Inc. ........ (558) (15,049) (63.3)
US Bancorp ............. (3,027) (103,766) (436.2)
Vail Resorts, Inc. .......... (101) (24,292) (102.1)
Valero Energy Corp. ....... (165) (18,921) (79.5)
Verizon Communications, Inc. . (3,225) (125,227) (526.5)
Vulcan Materials Co. ....... (416) (72,850) (306.3)
W R Berkley Corp. ........ (617) (36,354) (152.8)
Warner Bros Discovery, Inc. .. (5,600) (76,216) (320.4)
Waste Connections, Inc. ..... (251) (34,927) (146.8)
Waste Management, Inc. .... (193) (32,048) (134.7)
Webster Financial Corp. ..... (534) (19,918) (83.7)
WEC Energy Group, Inc. .... (1,418) (136,369) (573.3)
Williams Cos., Inc. (The) .... (729) (22,060) (92.7)
Wolfspeed, Inc. ........... (1,594) (74,201) (312.0)
Xcel Energy, Inc. .......... (347) (24,259) (102.0)
Zillow Group, Inc., Class C ... (984) (42,843) (180.1)
Zoom Video Communications,
Inc., Class A ........... (546) (33,541) (141.0)
ZoomInfo Technologies, Inc. .. (3,131) (68,600) (288.4)
(10,768,211)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Preferred Securities
Germany
Porsche Automobil Holding SE
(Preference) .......... (544) $ (30,299) (127.4) %
Total Reference Entity — Short ............ (28,379,412)
Net Value of Reference Entity — Citibank NA .. $ 23,786
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
Bank USA, as of period end, termination date August 19, 2026:
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd. ...... 788 19,933 103.8
BHP Group Ltd. .......... 8,761 260,005 1,353.8
Cochlear Ltd. ............ 745 122,156 636.0
Coles Group Ltd. ......... 2,703 32,653 170.0
Fortescue Metals Group Ltd. .. 1,983 27,745 144.5
Lottery Corp. Ltd. (The) ..... 29,682 99,523 518.2
Macquarie Group Ltd. ...... 306 37,329 194.4
Qantas Airways Ltd. ....... 4,009 17,679 92.1
Rio Tinto Ltd. ............ 1,994 149,559 778.7
Sonic Healthcare Ltd. ...... 4,693 110,628 576.0
South32 Ltd. ............ 40,279 113,859 592.8
Telstra Group Ltd. ......... 28,262 81,994 426.9
Wesfarmers Ltd. .......... 1,478 51,129 266.2
1,124,192
Belgium
Anheuser-Busch InBev SA ... 1,494 97,139 505.8
Groupe Bruxelles Lambert NV . 2,512 225,455 1,173.9
322,594
Canada
AltaGas Ltd. ............. 6,831 119,493 622.2
ARC Resources Ltd. ....... 14,148 175,747 915.1
Bank of Montreal ......... 2,859 257,718 1,341.8
Canadian Apartment Properties
REIT ................ 536 19,634 102.2
Canadian National Railway Co. 2,015 240,191 1,250.6
Canadian Natural Resources
Ltd. ................ 3,374 205,600 1,070.5
Canadian Utilities Ltd., Class A 4,047 117,003 609.2
Constellation Software, Inc. .. 90 176,155 917.2
Dollarama, Inc. ........... 214 13,255 69.0
Element Fleet Management
Corp. ............... 1,490 19,488 101.5
Empire Co. Ltd., Class A .... 3,053 81,978 426.8
Franco-Nevada Corp. ...... 2,657 403,163 2,099.1
George Weston Ltd. ....... 256 34,374 179.0
Gildan Activewear, Inc. ...... 566 18,432 96.0
Great-West Lifeco, Inc. ..... 21,645 615,393 3,204.1
Hydro One Ltd. ........... 16,611 486,493 2,533.0
iA Financial Corp., Inc. ...... 359 24,089 125.4
Imperial Oil Ltd. .......... 2,169 110,559 575.6
Kinross Gold Corp. ........ 5,618 28,321 147.5
Loblaw Cos. Ltd. .......... 757 71,199 370.7
Manulife Financial Corp. ..... 2,899 57,238 298.0
National Bank of Canada .... 1,834 136,760 712.1
Onex Corp. ............. 569 26,202 136.4
Open Text Corp. .......... 1 38 0.2
Pembina Pipeline Corp. ..... 7,904 260,190 1,354.7
Power Corp. of Canada ..... 6,456 172,926 900.4
Royal Bank of Canada ...... 1,168 115,959 603.8
Shares Value
% of Basket
Value
Canada (continued)
Sun Life Financial, Inc. ...... 7,331 $ 359,610 1,872.4%
Suncor Energy, Inc. ........ 4,045 126,648 659.4
TFI International, Inc. ....... 547 58,953 306.9
Toronto-Dominion Bank (The) . 385 23,321 121.4
Tourmaline Oil Corp. ....... 916 41,154 214.3
West Fraser Timber Co. Ltd. .. 334 24,159 125.8
4,621,443
China
NXP Semiconductors NV .... 210 34,385 179.0
SITC International Holdings Co.
Ltd. ................ 7,000 12,948 67.4
47,333
Denmark
Carlsberg A/S, Class B ..... 910 150,602 784.1
DSV A/S ............... 336 63,236 329.2
Genmab A/S ............ 70 28,768 149.8
Novo Nordisk A/S, Class B ... 1,320 219,588 1,143.3
462,194
Finland
Elisa OYJ .............. 496 30,802 160.4
Nokia OYJ .............. 1,954 8,268 43.0
Nordea Bank Abp ......... 284 3,155 16.4
Stora Enso OYJ, Class R .... 2,614 33,163 172.7
75,388
France
Amundi SA ............. 260 17,034 88.7
Arkema SA ............. 345 34,135 177.7
BioMerieux ............. 599 62,718 326.6
Bureau Veritas SA ......... 8,511 245,415 1,277.8
Cie de Saint-Gobain ....... 5,636 326,295 1,698.9
Credit Agricole SA ......... 8,533 104,303 543.1
Dassault Aviation SA ....... 364 71,132 370.4
Dassault Systemes SE ..... 2,597 105,427 548.9
Eiffage SA .............. 2,076 247,094 1,286.5
Engie SA ............... 12,111 193,828 1,009.2
Hermes International ....... 123 267,042 1,390.4
Kering SA .............. 152 97,336 506.8
La Francaise des Jeux SAEM . 2,752 117,626 612.4
Legrand SA ............. 935 88,501 460.8
L'Oreal SA .............. 204 97,495 507.6
Pernod Ricard SA ......... 399 92,149 479.8
Publicis Groupe SA ........ 2,672 218,455 1,137.4
Safran SA .............. 249 38,724 201.6
Societe Generale SA ....... 2,556 62,081 323.2
TotalEnergies SE ......... 377 24,090 125.4
Vinci SA ............... 181 22,388 116.6
Vivendi SE .............. 16,464 180,848 941.6
Wendel SE ............. 200 22,436 116.8
2,736,552
Germany
Allianz SE (Registered) ..... 245 61,521 320.3
BASF SE ............... 395 20,431 106.4
Beiersdorf AG ............ 318 44,402 231.2
Carl Zeiss Meditec AG ...... 318 42,772 222.7
Deutsche Bank AG (Registered) 1,481 16,280 84.8
Deutsche Post AG ......... 11,243 540,784 2,815.7
E.ON SE ............... 8,873 117,370 611.1
GEA Group AG ........... 4,160 195,657 1,018.7
HeidelbergCement AG ...... 1,458 110,431 575.0
Infineon Technologies AG .... 2,332 84,924 442.2
Mercedes-Benz Group AG ... 124 9,670 50.3

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Germany (continued)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 71 $ 26,684 138.9%
Rational AG ............. 66 47,802 248.9
SAP SE ................ 1,458 197,291 1,027.2
Scout24 SE ............. 738 45,997 239.5
United Internet AG (Registered),
Class G .............. 1,331 22,852 119.0
1,584,868
Hong Kong
CK Asset Holdings Ltd. ..... 73,500 434,615 2,262.9
CLP Holdings Ltd. ......... 3,500 26,060 135.7
Hongkong Land Holdings Ltd. . 5,300 23,587 122.8
Jardine Matheson Holdings Ltd. 800 38,673 201.4
Power Assets Holdings Ltd. .. 8,500 48,572 252.9
Sun Hung Kai Properties Ltd. . 9,000 125,310 652.4
Swire Properties Ltd. ....... 8,000 21,502 112.0
718,319
Ireland
AerCap Holdings NV ....... 1,354 76,311 397.3
CRH plc ............... 3,928 189,542 986.9
265,853
Israel
Bank Hapoalim BM ........ 8,059 69,425 361.5
Bank Leumi Le-Israel BM .... 7,006 55,534 289.1
Bezeq Israeli Telecommunication
Corp. Ltd. ............ 23,719 32,292 168.1
Check Point Software
Technologies Ltd. ....... 235 29,930 155.8
Israel Discount Bank Ltd., Class
A .................. 4,164 20,694 107.8
207,875
Italy
Coca-Cola HBC AG ........ 1,764 53,849 280.4
Mediobanca Banca di Credito
Finanziario SpA ........ 20,567 220,873 1,150.0
Moncler SpA ............ 1,244 92,281 480.5
Poste Italiane SpA ......... 7,583 78,916 410.9
Snam SpA .............. 42,165 234,339 1,220.1
UniCredit SpA ........... 1,041 20,628 107.4
700,886
Japan
AGC, Inc. .............. 600 22,371 116.5
Astellas Pharma, Inc. ....... 13,000 195,839 1,019.7
Bridgestone Corp. ......... 1,900 76,301 397.3
Chugai Pharmaceutical Co. Ltd. 5,700 147,092 765.9
Daiwa House Industry Co. Ltd. 5,300 135,089 703.4
Dentsu Group, Inc. ........ 4,900 176,571 919.3
Fuji Electric Co. Ltd. ....... 5,700 230,083 1,198.0
FUJIFILM Holdings Corp. .... 1,400 72,968 379.9
Hakuhodo DY Holdings, Inc. .. 2,000 23,567 122.7
Hamamatsu Photonics KK ... 800 42,411 220.8
Hitachi Ltd. ............. 1,600 88,503 460.8
Honda Motor Co. Ltd. ...... 2,700 71,612 372.9
Idemitsu Kosan Co. Ltd. ..... 5,700 121,370 631.9
Isuzu Motors Ltd. ......... 3,800 44,874 233.6
Japan Post Holdings Co. Ltd. . 5,900 48,568 252.9
Japan Post Insurance Co. Ltd. 1,600 25,983 135.3
Japan Tobacco, Inc. ....... 22,100 475,523 2,475.9
Kajima Corp. ............ 14,900 197,135 1,026.4
Kao Corp. .............. 1,400 56,572 294.5
KDDI Corp. ............. 6,300 196,674 1,024.0
Shares Value
% of Basket
Value
Japan (continued)
Kirin Holdings Co. Ltd. ...... 4,200 $ 68,230 355.3%
Komatsu Ltd. ............ 2,500 62,175 323.7
Marubeni Corp. ........... 6,500 92,256 480.3
Mazda Motor Corp. ........ 2,800 25,339 131.9
MEIJI Holdings Co. Ltd. ..... 5,800 139,952 728.7
MISUMI Group, Inc. ........ 1,000 25,227 131.3
Mitsubishi Electric Corp. ..... 16,200 200,862 1,045.8
Mitsubishi Estate Co. Ltd. .... 500 6,162 32.1
Mitsubishi HC Capital, Inc. ... 43,400 225,278 1,172.9
Mitsubishi UFJ Financial Group,
Inc. ................. 5,000 31,298 163.0
Mitsui & Co. Ltd. .......... 2,300 71,803 373.9
Mitsui Chemicals, Inc. ...... 9,800 247,950 1,291.0
NEC Corp. .............. 600 23,073 120.1
NGK Insulators Ltd. ........ 16,500 207,105 1,078.3
Nippon Express Holdings, Inc. . 4,300 252,332 1,313.8
Nippon Steel Corp. ........ 4,900 104,651 544.9
Nippon Telegraph & Telephone
Corp. ............... 18,100 552,303 2,875.7
Nissan Chemical Corp. ..... 2,700 119,994 624.8
Nissin Foods Holdings Co. Ltd. 600 57,847 301.2
Nitto Denko Corp. ......... 4,900 316,776 1,649.3
Nomura Real Estate Holdings,
Inc. ................. 2,700 67,281 350.3
Oji Holdings Corp. ......... 5,200 20,434 106.4
Omron Corp. ............ 600 35,196 183.3
Ono Pharmaceutical Co. Ltd. . 1,200 24,162 125.8
ORIX Corp. ............. 4,800 81,660 425.2
Osaka Gas Co. Ltd. ........ 12,900 213,382 1,111.0
Persol Holdings Co. Ltd. ..... 900 18,557 96.6
Ricoh Co. Ltd. ........... 15,300 126,680 659.6
Secom Co. Ltd. ........... 1,200 76,841 400.1
Seiko Epson Corp. ........ 1,500 22,941 119.4
Sekisui Chemical Co. Ltd. .... 27,200 387,123 2,015.6
Sekisui House Ltd. ........ 7,200 148,022 770.7
Shin-Etsu Chemical Co. Ltd. .. 2,100 59,925 312.0
Shionogi & Co. Ltd. ........ 3,900 174,582 909.0
SMC Corp. .............. 200 99,749 519.4
SoftBank Corp. ........... 23,100 260,079 1,354.1
Subaru Corp. ............ 3,800 62,023 322.9
Sumitomo Corp. .......... 4,100 73,484 382.6
Sumitomo Mitsui Financial
Group, Inc. ........... 3,600 147,145 766.1
Sumitomo Mitsui Trust Holdings,
Inc. ................. 2,100 75,700 394.1
Sumitomo Realty & Development
Co. Ltd. .............. 800 18,679 97.3
Suzuki Motor Corp. ........ 700 24,408 127.1
Sysmex Corp. ........... 300 19,297 100.5
Terumo Corp. ............ 3,100 92,832 483.3
Tokyo Gas Co. Ltd. ........ 6,100 124,947 650.6
TOPPAN, Inc. ............ 2,900 61,650 321.0
TOTO Ltd. .............. 800 27,361 142.5
Toyota Industries Corp. ..... 400 23,247 121.0
Toyota Tsusho Corp. ....... 3,700 153,799 800.8
Trend Micro, Inc. .......... 900 43,977 229.0
Unicharm Corp. .......... 600 24,222 126.1
USS Co. Ltd. ............ 4,100 68,896 358.7
Yakult Honsha Co. Ltd. ..... 700 52,650 274.1
ZOZO, Inc. .............. 7,900 166,250 865.6
8,356,900
Netherlands
ASML Holding NV ......... 227 144,057 750.1
EXOR NV .............. 568 46,746 243.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV . 643 $ 22,109 115.1%
Koninklijke KPN NV ........ 38,047 138,753 722.4
Shell plc ............... 8,690 267,028 1,390.3
Wolters Kluwer NV ........ 331 43,855 228.3
662,548
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 6,104 104,701 545.1
Spark New Zealand Ltd. ..... 13,727 44,478 231.6
149,179
Norway
DNB Bank ASA ........... 8,340 146,701 763.8
Equinor ASA ............ 501 14,424 75.1
Norsk Hydro ASA ......... 2,677 19,700 102.6
180,825
Portugal
Jeronimo Martins SGPS SA .. 3,867 97,585 508.1
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 10,200 96,501 502.5
Singapore Airlines Ltd. ...... 18,300 80,489 419.1
Singapore Telecommunications
Ltd. ................ 25,000 47,909 249.4
United Overseas Bank Ltd. ... 1,200 25,486 132.7
250,385
Spain
ACS Actividades de Construccion
y Servicios SA ......... 2,382 81,899 426.4
Amadeus IT Group SA ...... 487 34,229 178.2
Banco Bilbao Vizcaya Argentaria
SA ................. 6,251 45,763 238.3
Corp. ACCIONA Energias
Renovables SA ........ 520 18,672 97.2
Iberdrola SA ............. 32,607 422,525 2,199.9
Industria de Diseno Textil SA .. 603 20,729 107.9
Repsol SA .............. 6,740 99,008 515.5
722,825
Sweden
Assa Abloy AB, Class B ..... 4,453 106,097 552.4
Epiroc AB, Class A ........ 3,271 65,528 341.2
Evolution AB ............ 165 22,045 114.8
Industrivarden AB, Class C ... 2,800 79,958 416.3
Investor AB, Class B ....... 4,824 103,635 539.6
Sandvik AB ............. 1,212 24,688 128.5
Skandinaviska Enskilda Banken
AB, Class A ........... 1,954 22,219 115.7
Volvo AB, Class B ......... 4,236 87,095 453.5
511,265
Switzerland
Baloise Holding AG (Registered) 1,116 186,811 972.7
Chocoladefabriken Lindt &
Spruengli AG .......... 6 74,083 385.7
Cie Financiere Richemont SA
(Registered) ........... 276 45,623 237.5
Clariant AG (Registered) .... 2,488 41,500 216.1
Julius Baer Group Ltd. ...... 1,005 72,014 375.0
Kuehne + Nagel International AG
(Registered) ........... 918 271,963 1,416.0
Novartis AG (Registered) .... 5,023 513,822 2,675.3
Partners Group Holding AG .. 88 85,425 444.8
Shares Value
% of Basket
Value
Switzerland (continued)
Swatch Group AG (The) ..... 60 $ 20,584 107.2%
Swiss Life Holding AG
(Registered) ........... 35 23,102 120.3
UBS Group AG (Registered) .. 4,778 97,245 506.3
VAT Group AG ........... 61 21,520 112.0
1,453,692
United Kingdom
Auto Trader Group plc ...... 29,654 237,142 1,234.7
Barclays plc ............. 72,293 145,628 758.2
BP plc ................. 1,493 10,017 52.2
British American Tobacco plc . 6,815 251,786 1,311.0
Burberry Group plc ........ 2,170 70,833 368.8
CK Hutchison Holdings Ltd. .. 10,500 70,197 365.5
Coca-Cola Europacific Partners
plc ................. 1,513 97,543 507.9
Dowlais Group plc ......... 8,641 14,400 75.0
Imperial Brands plc ........ 795 19,680 102.5
Informa plc .............. 4,601 41,828 217.8
J Sainsbury plc ........... 13,289 46,179 240.4
Johnson Matthey plc ....... 2,127 52,545 273.6
London Stock Exchange Group
plc ................. 226 23,728 123.5
Melrose Industries plc ...... 8,641 44,416 231.3
NatWest Group plc ........ 33,591 110,652 576.1
RELX plc ............... 1,443 48,079 250.3
Sage Group plc (The) ...... 21,782 224,636 1,169.6
Smiths Group plc ......... 2,214 46,814 243.7
SSE plc ................ 5,053 116,589 607.0
St James's Place plc ....... 4,720 71,782 373.7
Taylor Wimpey plc ......... 80,796 130,394 678.9
WPP plc ............... 10,159 118,397 616.5
1,993,265
United States
Accenture plc, Class A ...... 458 128,373 668.4
AECOM ............... 239 19,849 103.3
Agilent Technologies, Inc. .... 1,082 146,535 763.0
Airbnb, Inc., Class A ....... 1,901 227,493 1,184.5
Allegion plc ............. 497 54,909 285.9
Alphabet, Inc., Class A ...... 738 79,217 412.5
Altria Group, Inc. .......... 7,071 335,943 1,749.1
American Express Co. ...... 655 105,678 550.2
American International Group,
Inc. ................. 4,200 222,768 1,159.9
Ameriprise Financial, Inc. .... 65 19,833 103.3
AMETEK, Inc. ........... 1,217 167,861 874.0
Amgen, Inc. ............. 421 100,931 525.5
Apple, Inc. .............. 1,624 275,560 1,434.7
Applied Materials, Inc. ...... 3,263 368,817 1,920.3
Archer-Daniels-Midland Co. .. 249 19,442 101.2
Arista Networks, Inc. ....... 739 118,358 616.3
Autodesk, Inc. ........... 2,460 479,183 2,494.9
Automatic Data Processing, Inc. 845 185,900 967.9
AutoZone, Inc. ........... 61 162,462 845.9
Bank of New York Mellon Corp.
(The) ............... 2,050 87,309 454.6
Becton Dickinson & Co. ..... 84 22,202 115.6
Berkshire Hathaway, Inc., Class
B .................. 503 165,261 860.5
Best Buy Co., Inc. ......... 769 57,306 298.4
Booking Holdings, Inc. ...... 3 8,059 42.0
Booz Allen Hamilton Holding
Corp. ............... 494 47,286 246.2
BorgWarner, Inc. .......... 388 18,674 97.2
Boston Scientific Corp. ...... 1,955 101,895 530.5

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Bristol-Myers Squibb Co. .... 4,352 $ 290,583 1,513.0%
BRP, Inc. ............... 450 33,619 175.0
Cadence Design Systems, Inc. 1,577 330,303 1,719.8
Cardinal Health, Inc. ....... 1,245 102,214 532.2
Caterpillar, Inc. ........... 119 26,037 135.6
CenterPoint Energy, Inc. .... 419 12,767 66.5
CH Robinson Worldwide, Inc. . 197 19,871 103.5
Chipotle Mexican Grill, Inc. ... 35 72,367 376.8
Cigna Group (The) ........ 175 44,326 230.8
Cintas Corp. ............. 787 358,691 1,867.6
Citigroup, Inc. ............ 4,452 209,556 1,091.1
Coca-Cola Co. (The) ....... 2,253 144,530 752.5
Cognizant Technology Solutions
Corp., Class A ......... 954 56,963 296.6
Comcast Corp., Class A ..... 3,429 141,858 738.6
ConocoPhillips ........... 207 21,298 110.9
Consolidated Edison, Inc. .... 652 64,202 334.3
Copart, Inc. ............. 6,910 546,235 2,844.1
CSX Corp. .............. 3,386 103,747 540.2
Cummins, Inc. ........... 969 227,754 1,185.8
CVS Health Corp. ......... 120 8,797 45.8
Darden Restaurants, Inc. .... 1,199 182,164 948.5
Dell Technologies, Inc., Class C 1,113 48,404 252.0
Delta Air Lines, Inc. ........ 2,746 94,215 490.5
Diamondback Energy, Inc. ... 772 109,778 571.6
Discover Financial Services .. 518 53,597 279.1
DocuSign, Inc. ........... 1,234 61,009 317.7
Domino's Pizza, Inc. ....... 215 68,256 355.4
DR Horton, Inc. ........... 1,127 123,767 644.4
Dropbox, Inc., Class A ...... 14,431 293,527 1,528.3
DTE Energy Co. .......... 202 22,707 118.2
Eaton Corp. plc ........... 598 99,938 520.3
eBay, Inc. .............. 6,624 307,552 1,601.3
Edison International ........ 3,616 266,138 1,385.7
Edwards Lifesciences Corp. .. 861 75,751 394.4
Entergy Corp. ............ 891 95,854 499.1
EOG Resources, Inc. ....... 1,610 192,347 1,001.5
Estee Lauder Cos., Inc. (The),
Class A .............. 178 43,916 228.7
Etsy, Inc. ............... 190 19,196 99.9
Everest Re Group Ltd. ...... 175 66,150 344.4
Evergy, Inc. ............. 1,903 118,195 615.4
Exelon Corp. ............ 3,669 155,712 810.7
Expedia Group, Inc. ........ 1,449 136,148 708.9
Expeditors International of
Washington, Inc. ........ 3,037 345,732 1,800.1
Exxon Mobil Corp. ......... 397 46,981 244.6
F5, Inc. ................ 141 18,945 98.6
FedEx Corp. ............ 105 23,917 124.5
FirstEnergy Corp. ......... 647 25,751 134.1
Fortinet, Inc. ............. 2,927 184,547 960.9
Fortive Corp. ............ 1,106 69,778 363.3
Fortune Brands Innovations, Inc. 1,042 67,407 351.0
Garmin Ltd. ............. 492 48,300 251.5
Gilead Sciences, Inc. ....... 127 10,441 54.4
GoDaddy, Inc., Class A ..... 398 30,121 156.8
Graco, Inc. .............. 1,069 84,761 441.3
GSK plc ............... 4,460 80,428 418.8
Halliburton Co. ........... 1,318 43,164 224.7
Hartford Financial Services
Group, Inc. (The) ....... 3,331 236,468 1,231.2
HCA Healthcare, Inc. ....... 243 69,821 363.5
Henry Schein, Inc. ......... 257 20,768 108.1
Hershey Co. (The) ........ 96 26,214 136.5
Hewlett Packard Enterprise Co. 1,407 20,148 104.9
Shares Value
% of Basket
Value
United States (continued)
Holcim AG .............. 1,612 $ 106,509 554.6%
Hologic, Inc. ............. 778 66,916 348.4
Honeywell International, Inc. .. 237 47,362 246.6
HP, Inc. ................ 2,260 67,145 349.6
Hubbell, Inc. ............. 249 67,061 349.2
HubSpot, Inc. ............ 108 45,463 236.7
IDEX Corp. ............. 348 71,799 373.8
IDEXX Laboratories, Inc. .... 282 138,789 722.6
Incyte Corp. ............. 379 28,201 146.8
Interpublic Group of Cos., Inc.
(The) ............... 1,189 42,483 221.2
Intuit, Inc. .............. 147 65,261 339.8
Intuitive Surgical, Inc. ...... 198 59,642 310.5
JB Hunt Transport Services, Inc. 151 26,469 137.8
Johnson & Johnson ........ 522 85,451 444.9
Juniper Networks, Inc. ...... 1,721 51,888 270.2
Keysight Technologies, Inc. ... 213 30,808 160.4
KKR & Co., Inc. .......... 1,132 60,075 312.8
KLA Corp. .............. 141 54,502 283.8
Knight-Swift Transportation
Holdings, Inc. .......... 2,890 162,765 847.5
Laboratory Corp. of America
Holdings ............. 81 18,364 95.6
Lam Research Corp. ....... 183 95,907 499.4
Lennar Corp., Class A ...... 199 22,449 116.9
Lennox International, Inc. .... 353 99,514 518.1
LKQ Corp. .............. 705 40,700 211.9
Lowe's Cos., Inc. ......... 179 37,202 193.7
Lululemon Athletica, Inc. .... 272 103,341 538.1
LyondellBasell Industries NV,
Class A .............. 893 84,487 439.9
Marathon Oil Corp. ........ 2,524 60,980 317.5
McKesson Corp. .......... 169 61,557 320.5
Meta Platforms, Inc., Class A . 236 56,716 295.3
MetLife, Inc. ............. 1,560 95,675 498.1
Mettler-Toledo International, Inc. 181 269,961 1,405.6
MGM Resorts International ... 1,551 69,671 362.8
Microchip Technology, Inc. ... 1,024 74,742 389.2
Molson Coors Beverage Co.,
Class B .............. 421 25,041 130.4
Monolithic Power Systems, Inc. 329 151,988 791.4
Monster Beverage Corp. .... 408 22,848 119.0
Moody's Corp. ........... 80 25,050 130.4
MSCI, Inc. .............. 95 45,833 238.6
Nestle SA (Registered) ..... 124 15,908 82.8
NetApp, Inc. ............. 443 27,860 145.1
Neurocrine Biosciences, Inc. .. 277 27,988 145.7
News Corp., Class A ....... 40 704 3.7
NIKE, Inc., Class B ........ 583 73,878 384.7
Nordson Corp. ........... 979 211,767 1,102.6
NRG Energy, Inc. ......... 3,480 118,912 619.1
Nucor Corp. ............. 479 70,978 369.6
NVIDIA Corp. ............ 340 94,347 491.2
NVR, Inc. ............... 117 683,280 3,557.6
Old Dominion Freight Line, Inc. 854 273,613 1,424.6
Omnicom Group, Inc. ....... 261 23,639 123.1
O'Reilly Automotive, Inc. .... 136 124,754 649.6
Otis Worldwide Corp. ....... 632 53,910 280.7
Ovintiv, Inc. ............. 1,495 53,940 280.8
Owens Corning ........... 989 105,635 550.0
Packaging Corp. of America .. 57 7,710 40.1
Parker-Hannifin Corp. ...... 81 26,315 137.0
Paychex, Inc. ............ 2,390 262,565 1,367.1
PayPal Holdings, Inc. ...... 329 25,004 130.2
PepsiCo, Inc. ............ 1,613 307,906 1,603.2

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Philip Morris International, Inc. 505 $ 50,485 262.9%
Pinterest, Inc., Class A ...... 879 20,217 105.3
PPL Corp. .............. 5,187 148,971 775.6
Principal Financial Group, Inc. . 282 21,063 109.7
Procter & Gamble Co. (The) .. 522 81,630 425.0
Prudential Financial, Inc. .... 4,769 414,903 2,160.3
PulteGroup, Inc. .......... 1,243 83,467 434.6
Roche Holding AG ........ 214 67,012 348.9
Rollins, Inc. ............. 787 33,251 173.1
S&P Global, Inc. .......... 208 75,417 392.7
Schneider Electric SE ...... 405 70,629 367.7
SEI Investments Co. ....... 1,148 67,629 352.1
Sempra Energy .......... 294 45,714 238.0
ServiceNow, Inc. .......... 256 117,612 612.4
Snap-on, Inc. ............ 684 177,436 923.9
Splunk, Inc. ............. 208 17,938 93.4
SS&C Technologies Holdings,
Inc. ................. 371 21,718 113.1
Starbucks Corp. .......... 836 95,546 497.5
State Street Corp. ......... 1,012 73,127 380.7
Steel Dynamics, Inc. ....... 410 42,619 221.9
Stellantis NV ............ 2,465 40,886 212.9
Stryker Corp. ............ 80 23,972 124.8
Synopsys, Inc. ........... 456 169,322 881.6
T Rowe Price Group, Inc. .... 350 39,316 204.7
Texas Instruments, Inc. ..... 627 104,834 545.8
Toro Co. (The) ........... 547 57,030 296.9
Uber Technologies, Inc. ..... 1,390 43,159 224.7
UGI Corp. .............. 1,990 67,421 351.0
Ulta Beauty, Inc. .......... 211 116,352 605.8
United Parcel Service, Inc., Class
B .................. 1,226 220,447 1,147.8
United Rentals, Inc. ........ 437 157,805 821.6
Universal Health Services, Inc.,
Class B .............. 151 22,703 118.2
Veeva Systems, Inc., Class A . 536 95,987 499.8
VeriSign, Inc. ............ 1,544 342,459 1,783.1
Verisk Analytics, Inc. ....... 165 32,028 166.8
Vertex Pharmaceuticals, Inc. .. 881 300,183 1,563.0
Visa, Inc., Class A ......... 423 98,445 512.6
Walgreens Boots Alliance, Inc. 3,846 135,571 705.9
Walmart, Inc. ............ 162 24,457 127.3
Waters Corp. ............ 383 115,038 599.0
West Pharmaceutical Services,
Inc. ................. 6 2,167 11.3
Westinghouse Air Brake
Technologies Corp. ...... 1,476 144,161 750.6
Westlake Corp. ........... 1,294 147,231 766.6
Whirlpool Corp. ........... 91 12,703 66.1
Workday, Inc., Class A ...... 267 49,699 258.8
Xylem, Inc. .............. 191 19,833 103.3
Yum! Brands, Inc. ......... 3,620 508,900 2,649.7
Zimmer Biomet Holdings, Inc. . 360 49,838 259.5
20,830,394
Preferred Securities
Germany
Henkel AG & Co. KGaA
(Preference) .......... 370 29,914 155.7
Total Reference Entity — Long ............ 48,106,274
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
Ampol Ltd. .............. (1,130) $ (22,547) (117.4) %
ANZ Group Holdings Ltd. .... (4,591) (74,550) (388.2)
ASX Ltd. ............... (1,555) (70,767) (368.5)
Aurizon Holdings Ltd. ...... (38,708) (88,008) (458.2)
Commonwealth Bank of
Australia ............. (511) (33,816) (176.1)
Computershare Ltd. ........ (15,783) (234,943) (1,223.3)
EBOS Group Ltd. ......... (1,220) (33,480) (174.3)
Endeavour Group Ltd. ...... (31,393) (141,495) (736.7)
Flutter Entertainment plc .... (772) (154,259) (803.2)
IGO Ltd. ............... (7,212) (66,415) (345.8)
Insurance Australia Group Ltd. (6,426) (21,290) (110.8)
Lendlease Corp. Ltd. ....... (13,156) (65,338) (340.2)
Medibank Pvt Ltd. ......... (9,429) (22,314) (116.2)
Pilbara Minerals Ltd. ....... (22,827) (64,970) (338.3)
Ramsay Health Care Ltd. .... (2,875) (123,629) (643.7)
REA Group Ltd. .......... (645) (60,661) (315.8)
Reece Ltd. .............. (2,333) (28,420) (148.0)
Santos Ltd. ............. (10,440) (49,455) (257.5)
SEEK Ltd. .............. (5,562) (90,751) (472.5)
Transurban Group ......... (13,130) (130,949) (681.8)
Westpac Banking Corp. ..... (3,759) (56,269) (293.0)
WiseTech Global Ltd. ....... (2,295) (105,124) (547.3)
Woodside Energy Group Ltd. . (4,370) (99,157) (516.3)
(1,838,607)
Belgium
D'ieteren Group .......... (998) (187,912) (978.4)
KBC Group NV ........... (361) (25,807) (134.4)
UCB SA ............... (1,605) (149,197) (776.8)
Umicore SA ............. (738) (24,225) (126.2)
(387,141)
Brazil
MercadoLibre, Inc. ........ (40) (51,099) (266.1)
Wheaton Precious Metals Corp. (911) (44,950) (234.0)
(96,049)
Canada
Air Canada ............. (6,243) (87,366) (454.9)
Algonquin Power & Utilities
Corp. ............... (13,682) (116,335) (605.7)
Barrick Gold Corp. ........ (1,091) (20,743) (108.0)
Brookfield Asset Management
Ltd., Class A .......... (4,732) (158,636) (826.0)
CAE, Inc. ............... (3,435) (77,302) (402.5)
Cameco Corp. ........... (8,004) (220,061) (1,145.8)
Canadian Pacific Kansas City
Ltd. ................ (4,975) (392,169) (2,041.9)
Canadian Tire Corp. Ltd., Class
A .................. (453) (59,385) (309.2)
Descartes Systems Group, Inc.
(The) ............... (505) (40,017) (208.4)
Fortis, Inc. .............. (5,442) (238,952) (1,244.1)
GFL Environmental, Inc. ..... (1,175) (42,678) (222.2)
IGM Financial, Inc. ........ (2,807) (86,146) (448.5)
Intact Financial Corp. ....... (433) (65,497) (341.0)
Ivanhoe Mines Ltd., Class A .. (8,588) (74,480) (387.8)
Keyera Corp. ............ (10,672) (251,115) (1,307.5)
Magna International, Inc. .... (3,038) (158,397) (824.7)
Nutrien Ltd. ............. (451) (31,287) (162.9)
Parkland Corp. ........... (1,707) (40,254) (209.6)
Quebecor, Inc., Class B ..... (5,039) (130,062) (677.2)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Canada (continued)
Restaurant Brands International,
Inc. ................. (1,966) $ (137,824) (717.6) %
Ritchie Bros Auctioneers, Inc. . (403) (23,058) (120.1)
Rogers Communications, Inc.,
Class B .............. (15,540) (767,795) (3,997.6)
Thomson Reuters Corp. ..... (1,187) (156,088) (812.7)
TMX Group Ltd. .......... (1,066) (107,965) (562.1)
WSP Global, Inc. ......... (2,597) (342,746) (1,784.6)
(3,826,358)
Chile
Antofagasta plc ........... (3,409) (62,702) (326.5)
Lundin Mining Corp. ....... (3,840) (29,334) (152.7)
(92,036)
China
Budweiser Brewing Co. APAC
Ltd. ................ (6,800) (19,647) (102.3)
ESR Group Ltd. .......... (6,200) (9,691) (50.4)
Prosus NV .............. (1,629) (121,904) (634.7)
Wilmar International Ltd. .... (15,300) (45,192) (235.3)
Xinyi Glass Holdings Ltd. .... (12,000) (21,954) (114.3)
(218,388)
Denmark
Coloplast A/S, Class B ...... (345) (49,708) (258.8)
Danske Bank A/S ......... (2,869) (60,636) (315.7)
Demant A/S ............. (1,094) (46,884) (244.1)
Orsted A/S .............. (380) (34,105) (177.6)
Tryg A/S ............... (4,843) (114,455) (595.9)
Vestas Wind Systems A/S ... (1,183) (32,734) (170.4)
(338,522)
Finland
Fortum OYJ ............. (1,299) (19,402) (101.0)
Kone OYJ, Class B ........ (1,480) (84,435) (439.6)
Neste OYJ .............. (954) (46,235) (240.8)
Sampo OYJ, Class A ....... (428) (21,706) (113.0)
UPM-Kymmene OYJ ....... (6,175) (196,923) (1,025.3)
(368,701)
France
Accor SA ............... (630) (22,351) (116.4)
Adevinta ASA ............ (1,183) (9,113) (47.4)
Air Liquide SA ........... (2,334) (419,864) (2,186.1)
Airbus SE .............. (1,278) (178,964) (931.8)
Alstom SA .............. (5,450) (136,983) (713.2)
Bouygues SA ............ (8,604) (315,072) (1,640.5)
Cie Generale des Etablissements
Michelin SCA .......... (12,661) (403,222) (2,099.4)
Danone SA ............. (524) (34,680) (180.6)
Edenred ............... (361) (23,455) (122.1)
EssilorLuxottica SA ........ (1,487) (294,396) (1,532.8)
Getlink SE .............. (12,649) (236,400) (1,230.8)
LVMH Moet Hennessy Louis
Vuitton SE ............ (300) (288,564) (1,502.5)
Sartorius Stedim Biotech .... (503) (134,753) (701.6)
SEB SA ................ (767) (87,946) (457.9)
Sodexo SA ............. (481) (51,548) (268.4)
Teleperformance .......... (206) (41,170) (214.4)
Veolia Environnement SA .... (8,330) (263,769) (1,373.3)
Worldline SA ............ (2,973) (129,334) (673.4)
(3,071,584)
Germany
adidas AG .............. (722) (127,149) (662.0)
Bayer AG (Registered) ...... (651) (42,964) (223.7)
Shares Value
% of Basket
Value
Germany (continued)
Bechtle AG ............. (791) $ (36,789) (191.6) %
Brenntag SE ............ (703) (57,298) (298.3)
Commerzbank AG ......... (8,250) (91,683) (477.4)
Continental AG ........... (748) (52,485) (273.3)
Covestro AG ............ (1,990) (87,302) (454.6)
Fresenius Medical Care AG &
Co. KGaA ............ (2,033) (98,649) (513.6)
Fresenius SE & Co. KGaA ... (1,964) (56,905) (296.3)
Hannover Rueck SE ....... (172) (36,749) (191.3)
LEG Immobilien SE ........ (1,769) (110,108) (573.3)
Merck KGaA ............ (302) (54,169) (282.0)
Porsche Automobil Holding SE
(Preference) .......... (1,589) (88,386) (460.2)
Puma SE ............... (797) (46,703) (243.2)
Sartorius AG (Preference) ... (187) (72,685) (378.4)
Siemens Energy AG ....... (4,520) (110,939) (577.6)
Siemens Healthineers AG .... (377) (23,497) (122.3)
Symrise AG ............. (1,320) (159,486) (830.4)
Vonovia SE ............. (8,302) (180,058) (937.5)
(1,534,004)
Hong Kong
Hang Seng Bank Ltd. ...... (1,400) (20,752) (108.1)
Hong Kong Exchanges &
Clearing Ltd. .......... (500) (20,758) (108.1)
New World Development Co.
Ltd. ................ (8,000) (21,335) (111.1)
Prudential plc ............ (9,716) (148,665) (774.0)
Techtronic Industries Co. Ltd. . (3,500) (37,865) (197.2)
(249,375)
Ireland
AIB Group plc ............ (17,425) (74,938) (390.2)
Kingspan Group plc ........ (1,191) (82,536) (429.7)
(157,474)
Italy
Amplifon SpA ............ (1,374) (50,439) (262.6)
Davide Campari-Milano NV .. (11,621) (149,765) (779.8)
DiaSorin SpA ............ (577) (62,669) (326.3)
Infrastrutture Wireless Italiane
SpA ................ (11,524) (159,948) (832.8)
Intesa Sanpaolo SpA ....... (26,203) (68,898) (358.7)
Nexi SpA ............... (11,082) (91,890) (478.5)
(583,609)
Japan
Aeon Co. Ltd. ............ (5,800) (118,216) (615.5)
ANA Holdings, Inc. ........ (10,000) (218,131) (1,135.7)
Asahi Kasei Corp. ......... (3,000) (21,189) (110.3)
Azbil Corp. .............. (700) (19,577) (101.9)
Bandai Namco Holdings, Inc. . (5,500) (124,935) (650.5)
Canon, Inc. ............. (7,600) (181,012) (942.5)
Chiba Bank Ltd. (The) ...... (4,800) (31,344) (163.2)
Chubu Electric Power Co., Inc. (4,400) (49,070) (255.5)
CyberAgent, Inc. .......... (11,200) (97,738) (508.9)
Dai Nippon Printing Co. Ltd. .. (800) (22,997) (119.7)
Daikin Industries Ltd. ....... (300) (54,489) (283.7)
Daito Trust Construction Co. Ltd. (900) (85,300) (444.1)
East Japan Railway Co. ..... (6,000) (343,330) (1,787.6)
Eisai Co. Ltd. ............ (2,100) (121,177) (630.9)
FANUC Corp. ............ (9,300) (314,072) (1,635.3)
Fast Retailing Co. Ltd. ...... (400) (94,721) (493.2)
GMO Payment Gateway, Inc. . (500) (39,106) (203.6)
Hikari Tsushin, Inc. ........ (1,000) (136,445) (710.4)
Iida Group Holdings Co. Ltd. .. (4,300) (76,451) (398.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Japan (continued)
Itochu Techno-Solutions Corp. . (2,600) $ (67,329) (350.6) %
Japan Airlines Co. Ltd. ...... (6,700) (127,813) (665.5)
Japan Exchange Group, Inc. .. (12,600) (204,596) (1,065.3)
Japan Post Bank Co. Ltd. .... (6,500) (51,906) (270.3)
JFE Holdings, Inc. ......... (1,900) (22,478) (117.0)
Kansai Electric Power Co., Inc.
(The) ............... (14,800) (159,762) (831.8)
Keio Corp. .............. (3,300) (122,562) (638.1)
Keisei Electric Railway Co. Ltd. (800) (28,231) (147.0)
Kintetsu Group Holdings Co.
Ltd. ................ (2,200) (74,266) (386.7)
Kobe Bussan Co. Ltd. ...... (2,000) (55,937) (291.2)
Koei Tecmo Holdings Co. Ltd. . (12,400) (228,033) (1,187.3)
Koito Manufacturing Co. Ltd. .. (3,900) (75,439) (392.8)
Konami Group Corp. ....... (900) (44,284) (230.6)
Kubota Corp. ............ (5,700) (86,372) (449.7)
Lasertec Corp. ........... (400) (54,418) (283.3)
M3, Inc. ................ (1,100) (27,001) (140.6)
Makita Corp. ............ (6,200) (174,906) (910.7)
McDonald's Holdings Co. Japan
Ltd. ................ (4,200) (174,973) (911.0)
Mitsubishi Chemical Group
Corp. ............... (16,400) (96,213) (500.9)
Mitsui OSK Lines Ltd. ...... (1,900) (47,102) (245.2)
MS&AD Insurance Group
Holdings, Inc. .......... (5,200) (170,676) (888.7)
Nexon Co. Ltd. ........... (1,000) (22,590) (117.6)
NIDEC Corp. ............ (700) (34,637) (180.3)
Nintendo Co. Ltd. ......... (5,700) (240,981) (1,254.7)
Nippon Paint Holdings Co. Ltd. (8,600) (77,591) (404.0)
Nippon Sanso Holdings Corp. . (3,900) (70,366) (366.4)
Nippon Yusen KK ......... (4,700) (111,103) (578.5)
Nissan Motor Co. Ltd. ...... (73,400) (267,648) (1,393.6)
Nitori Holdings Co. Ltd. ..... (900) (114,602) (596.7)
Nomura Holdings, Inc. ...... (18,700) (67,038) (349.0)
Nomura Research Institute Ltd. (3,700) (93,090) (484.7)
NTT Data Corp. .......... (20,100) (273,021) (1,421.5)
Odakyu Electric Railway Co. Ltd. (16,200) (226,287) (1,178.2)
Pan Pacific International
Holdings Corp. ......... (5,200) (97,172) (505.9)
Panasonic Holdings Corp. ... (9,300) (87,595) (456.1)
Rakuten Group, Inc. ....... (82,200) (410,010) (2,134.8)
Renesas Electronics Corp. ... (4,500) (58,646) (305.4)
Resona Holdings, Inc. ...... (6,900) (34,389) (179.1)
SBI Holdings, Inc. ......... (12,900) (251,947) (1,311.8)
SCSK Corp. ............. (5,100) (76,999) (400.9)
Sharp Corp. ............. (16,000) (114,032) (593.7)
Shimano, Inc. ............ (400) (61,861) (322.1)
Shimizu Corp. ........... (5,500) (33,589) (174.9)
SoftBank Group Corp. ...... (3,400) (127,508) (663.9)
Sompo Holdings, Inc. ...... (1,500) (62,594) (325.9)
Sony Group Corp. ......... (1,900) (171,900) (895.0)
Square Enix Holdings Co. Ltd. . (2,200) (108,260) (563.7)
SUMCO Corp. ........... (5,700) (78,498) (408.7)
Sumitomo Electric Industries
Ltd. ................ (7,200) (91,888) (478.4)
T&D Holdings, Inc. ........ (3,800) (46,536) (242.3)
Takeda Pharmaceutical Co. Ltd. (1,700) (56,371) (293.5)
TIS, Inc. ............... (800) (21,968) (114.4)
Tobu Railway Co. Ltd. ...... (1,700) (43,394) (225.9)
Toho Co. Ltd. ............ (2,600) (103,289) (537.8)
Tokio Marine Holdings, Inc. ... (5,800) (116,621) (607.2)
Tokyo Electric Power Co.
Holdings, Inc. .......... (18,800) (67,406) (351.0)
Tokyu Corp. ............. (32,500) (458,771) (2,388.7)
Shares Value
% of Basket
Value
Japan (continued)
Toyota Motor Corp. ........ (13,800) $ (189,474) (986.5) %
West Japan Railway Co. .... (4,500) (195,038) (1,015.5)
Yamaha Corp. ........... (2,200) (86,701) (451.4)
Yamato Holdings Co. Ltd. .... (7,300) (125,396) (652.9)
Yaskawa Electric Corp. ..... (600) (24,435) (127.2)
Z Holdings Corp. .......... (58,000) (158,876) (827.2)
(9,403,715)
Jordan
Hikma Pharmaceuticals plc ... (3,952) (91,531) (476.6)
Luxembourg
Eurofins Scientific SE ...... (3,463) (241,890) (1,259.4)
Macau
Galaxy Entertainment Group
Ltd. ................ (12,000) (85,408) (444.7)
Sands China Ltd. ......... (33,200) (118,903) (619.1)
(204,311)
Netherlands
Adyen NV .............. (29) (46,599) (242.6)
Aegon NV .............. (4,657) (21,249) (110.6)
Akzo Nobel NV ........... (1,689) (140,116) (729.5)
Argenx SE .............. (740) (285,454) (1,486.3)
Euronext NV ............ (781) (62,112) (323.4)
Heineken NV ............ (1,112) (127,685) (664.8)
JDE Peet's NV ........... (201) (6,113) (31.8)
OCI NV ................ (1,989) (52,411) (272.9)
Universal Music Group NV ... (2,449) (53,504) (278.6)
(795,243)
New Zealand
Xero Ltd. ............... (1,672) (104,376) (543.4)
Norway
Aker BP ASA ............ (4,670) (111,640) (581.3)
Orkla ASA .............. (16,812) (120,841) (629.2)
Salmar ASA ............. (1,325) (58,868) (306.5)
Telenor ASA ............. (12,200) (152,233) (792.6)
(443,582)
Portugal
EDP - Energias de Portugal SA (10,301) (56,759) (295.5)
Singapore
CapitaLand Ascott Trust ..... (1,128) (916) (4.8)
Capitaland Investment Ltd. ... (19,800) (55,425) (288.6)
Sea Ltd., ADR ........... (360) (27,421) (142.8)
Singapore Exchange Ltd. .... (3,200) (23,029) (119.9)
Singapore Technologies
Engineering Ltd. ........ (131,000) (356,625) (1,856.8)
(463,416)
South Korea
Delivery Hero SE ......... (535) (21,385) (111.3)
Spain
Cellnex Telecom SA ....... (1,310) (55,156) (287.2)
EDP Renovaveis SA ....... (3,023) (67,194) (349.8)
Ferrovial SA ............. (1,435) (44,992) (234.2)
Telefonica SA ............ (52,025) (236,308) (1,230.4)
(403,650)
Sweden
Atlas Copco AB, Class A .... (10,294) (148,894) (775.2)
Electrolux AB, Class B ...... (13,988) (211,010) (1,098.7)
Embracer Group AB ....... (38,743) (202,264) (1,053.1)
EQT AB ................ (750) (16,154) (84.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Sweden (continued)
Hexagon AB, Class B ...... (3,449) $ (39,490) (205.6) %
Holmen AB, Class B ....... (963) (36,430) (189.7)
Husqvarna AB, Class B ..... (2,065) (17,823) (92.8)
Investment AB Latour, Class B (12,842) (278,051) (1,447.7)
Securitas AB, Class B ...... (7,176) (64,321) (334.9)
SKF AB, Class B .......... (4,167) (75,471) (393.0)
Svenska Cellulosa AB SCA,
Class B .............. (9,429) (129,363) (673.6)
Svenska Handelsbanken AB,
Class A .............. (5,172) (45,719) (238.0)
Swedish Orphan Biovitrum AB . (936) (22,778) (118.6)
Tele2 AB, Class B ......... (2,162) (22,974) (119.6)
Telia Co. AB ............. (9,670) (26,923) (140.2)
(1,337,665)
Switzerland
ABB Ltd. (Registered) ...... (2,117) (76,368) (397.6)
Adecco Group AG (Registered) (1,078) (37,080) (193.1)
Bachem Holding AG ....... (2,392) (261,302) (1,360.5)
Banque Cantonale Vaudoise
(Registered) ........... (1,587) (166,991) (869.5)
Barry Callebaut AG (Registered) (43) (91,809) (478.0)
Givaudan SA (Registered) ... (15) (52,470) (273.2)
Logitech International SA
(Registered) ........... (848) (50,182) (261.3)
Lonza Group AG (Registered) . (35) (21,827) (113.6)
SGS SA (Registered) ....... (725) (65,609) (341.6)
SIG Group AG ........... (5,480) (146,676) (763.7)
Swiss Prime Site AG
(Registered) ........... (1,197) (108,352) (564.2)
Temenos AG (Registered) ... (571) (48,097) (250.4)
(1,126,763)
United Kingdom
abrdn plc ............... (40,025) (107,256) (558.4)
Admiral Group plc ......... (1,363) (39,614) (206.3)
AstraZeneca plc .......... (825) (121,409) (632.1)
Bunzl plc ............... (1,962) (78,102) (406.6)
Entain plc .............. (1,281) (23,341) (121.5)
Halma plc .............. (846) (24,605) (128.1)
Hargreaves Lansdown plc ... (6,934) (70,202) (365.5)
Liberty Global plc, Class A ... (3,328) (64,929) (338.1)
Linde plc ............... (411) (151,844) (790.6)
National Grid plc .......... (6,494) (93,110) (484.8)
Ocado Group plc ......... (6,126) (38,988) (203.0)
Pearson plc ............. (6,247) (69,503) (361.9)
Persimmon plc ........... (9,732) (161,062) (838.6)
Phoenix Group Holdings plc .. (2,412) (17,971) (93.6)
Reckitt Benckiser Group plc .. (911) (73,618) (383.3)
Rentokil Initial plc ......... (36,465) (290,307) (1,511.5)
Schroders plc ............ (16,491) (101,006) (525.9)
Severn Trent plc .......... (2,042) (75,214) (391.6)
Smith & Nephew plc ....... (5,427) (89,381) (465.4)
Standard Chartered plc ..... (11,103) (87,971) (458.0)
(1,779,433)
United States
Advance Auto Parts, Inc. .... (487) (61,133) (318.3)
Aflac, Inc. .............. (423) (29,547) (153.8)
Air Products & Chemicals, Inc. (325) (95,667) (498.1)
Albemarle Corp. .......... (505) (93,657) (487.6)
Alliant Energy Corp. ....... (4,374) (241,182) (1,255.8)
Allstate Corp. (The) ........ (406) (46,999) (244.7)
Ally Financial, Inc. ......... (755) (19,917) (103.7)
Alnylam Pharmaceuticals, Inc. . (121) (24,103) (125.5)
Amazon.com, Inc. ......... (180) (18,981) (98.8)
Shares Value
% of Basket
Value
United States (continued)
American Electric Power Co.,
Inc. ................. (496) $ (45,840) (238.7) %
American Water Works Co., Inc. (684) (101,403) (528.0)
Amphenol Corp., Class A .... (603) (45,508) (236.9)
Analog Devices, Inc. ....... (125) (22,485) (117.1)
Aptiv plc ............... (873) (89,797) (467.5)
Aramark ............... (4,630) (160,661) (836.5)
Arthur J Gallagher & Co. .... (386) (80,311) (418.2)
Aspen Technology, Inc. ..... (763) (135,051) (703.2)
Atmos Energy Corp. ....... (1,755) (200,316) (1,043.0)
Avantor, Inc. ............. (3,812) (74,258) (386.6)
Ball Corp. .............. (5,332) (283,556) (1,476.4)
Bank of America Corp. ...... (3,499) (102,451) (533.4)
Baxter International, Inc. .... (7,205) (343,534) (1,788.7)
Bentley Systems, Inc., Class B (2,878) (122,488) (637.8)
BILL Holdings, Inc. ........ (753) (57,838) (301.1)
BioMarin Pharmaceutical, Inc. . (1,824) (175,177) (912.1)
Bio-Techne Corp. ......... (841) (67,179) (349.8)
Blackstone, Inc. .......... (278) (24,834) (129.3)
Boeing Co. (The) ......... (304) (62,861) (327.3)
Broadridge Financial Solutions,
Inc. ................. (916) (133,196) (693.5)
Brown & Brown, Inc. ....... (372) (23,953) (124.7)
Bunge Ltd. .............. (988) (92,477) (481.5)
Caesars Entertainment, Inc. .. (458) (20,743) (108.0)
CarMax, Inc. ............ (1,927) (134,948) (702.6)
Cboe Global Markets, Inc. ... (172) (24,028) (125.1)
Celanese Corp. .......... (1,983) (210,674) (1,096.9)
Centene Corp. ........... (1,171) (80,717) (420.3)
Ceridian HCM Holding, Inc. .. (251) (15,933) (83.0)
Charles River Laboratories
International, Inc. ....... (647) (123,008) (640.5)
Charles Schwab Corp. (The) .. (946) (49,419) (257.3)
Charter Communications, Inc.,
Class A .............. (279) (102,867) (535.6)
Chevron Corp. ........... (279) (47,034) (244.9)
Church & Dwight Co., Inc. ... (815) (79,153) (412.1)
Citizens Financial Group, Inc. . (1,613) (49,906) (259.8)
Cleveland-Cliffs, Inc. ....... (4,465) (68,672) (357.5)
Clorox Co. (The) .......... (725) (120,075) (625.2)
CME Group, Inc. .......... (291) (54,059) (281.5)
CMS Energy Corp. ........ (1,176) (73,218) (381.2)
Cognex Corp. ............ (989) (47,165) (245.6)
Colgate-Palmolive Co. ...... (653) (52,109) (271.3)
Constellation Brands, Inc., Class
A .................. (308) (70,677) (368.0)
Constellation Energy Corp. ... (274) (21,208) (110.4)
Cooper Cos., Inc. (The) ..... (139) (53,022) (276.1)
CoStar Group, Inc. ........ (484) (37,244) (193.9)
Coterra Energy, Inc. ....... (5,388) (137,933) (718.2)
Crowdstrike Holdings, Inc., Class
A .................. (177) (21,249) (110.6)
CSL Ltd. ............... (821) (163,902) (853.4)
CyberArk Software Ltd. ..... (942) (117,373) (611.1)
Darling Ingredients, Inc. ..... (277) (16,501) (85.9)
Datadog, Inc., Class A ...... (1,998) (134,625) (700.9)
DaVita, Inc. ............. (1,723) (155,690) (810.6)
Deere & Co. ............. (267) (100,931) (525.5)
Devon Energy Corp. ....... (708) (37,828) (197.0)
Dollar General Corp. ....... (1,155) (255,786) (1,331.8)
Dollar Tree, Inc. .......... (856) (131,576) (685.1)
Dominion Energy, Inc. ...... (2,993) (171,020) (890.4)
DoorDash, Inc., Class A ..... (851) (52,073) (271.1)
Dover Corp. ............. (268) (39,171) (203.9)
Duke Energy Corp. ........ (616) (60,910) (317.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Dynatrace, Inc. ........... (525) $ (22,197) (115.6) %
Elanco Animal Health, Inc. ... (14,285) (135,279) (704.3)
Eli Lilly & Co. ............ (46) (18,210) (94.8)
Emerson Electric Co. ....... (106) (8,826) (46.0)
Entegris, Inc. ............ (1,623) (121,595) (633.1)
EQT Corp. .............. (2,483) (86,508) (450.4)
Erie Indemnity Co., Class A .. (378) (82,151) (427.7)
Essential Utilities, Inc. ...... (457) (19,514) (101.6)
Exact Sciences Corp. ...... (619) (39,659) (206.5)
Fidelity National Information
Services, Inc. .......... (392) (23,018) (119.8)
First Republic Bank ........ (380) (1,334) (6.9)
First Solar, Inc. ........... (1,640) (299,431) (1,559.0)
Fiserv, Inc. .............. (732) (89,392) (465.4)
Ford Motor Co. ........... (2,987) (35,486) (184.8)
Freeport-McMoRan, Inc. .... (1,956) (74,152) (386.1)
GE HealthCare Technologies,
Inc. ................. (687) (55,881) (291.0)
Gen Digital, Inc. .......... (10,280) (181,648) (945.8)
Generac Holdings, Inc. ..... (185) (18,911) (98.5)
General Electric Co. ....... (468) (46,318) (241.2)
General Mills, Inc. ......... (896) (79,412) (413.5)
Genuine Parts Co. ........ (393) (66,146) (344.4)
Global Payments, Inc. ...... (177) (19,950) (103.9)
Globe Life, Inc. ........... (433) (46,989) (244.7)
Haleon plc .............. (21,363) (93,927) (489.0)
Hasbro, Inc. ............. (2,105) (124,658) (649.1)
Hess Corp. ............. (1,073) (155,649) (810.4)
Home Depot, Inc. (The) ..... (370) (111,200) (579.0)
Hormel Foods Corp. ....... (9,052) (366,063) (1,906.0)
Howmet Aerospace, Inc. .... (768) (34,015) (177.1)
Humana, Inc. ............ (88) (46,683) (243.1)
Huntington Bancshares, Inc. .. (2,643) (29,602) (154.1)
Huntington Ingalls Industries,
Inc. ................. (295) (59,490) (309.7)
Illumina, Inc. ............ (139) (28,573) (148.8)
Insulet Corp. ............ (354) (112,586) (586.2)
Intel Corp. .............. (2,757) (85,632) (445.9)
International Business Machines
Corp. ............... (1,725) (218,057) (1,135.3)
International Flavors &
Fragrances, Inc. ........ (1,075) (104,232) (542.7)
International Paper Co. ..... (1,265) (41,884) (218.1)
J M Smucker Co. (The) ..... (394) (60,838) (316.8)
Jack Henry & Associates, Inc. . (1,209) (197,478) (1,028.2)
Jacobs Solutions, Inc. ...... (681) (78,628) (409.4)
Johnson Controls International
plc ................. (334) (19,987) (104.1)
Keurig Dr Pepper, Inc. ...... (1,949) (63,732) (331.8)
KeyCorp ............... (1,809) (20,369) (106.1)
Kraft Heinz Co. (The) ....... (575) (22,580) (117.6)
Lamb Weston Holdings, Inc. .. (211) (23,592) (122.8)
Lear Corp. .............. (363) (46,341) (241.3)
Leidos Holdings, Inc. ....... (690) (64,349) (335.0)
Liberty Media Corp-Liberty
Formula One, Class C .... (1,684) (121,568) (633.0)
Live Nation Entertainment, Inc. (1,897) (128,579) (669.5)
Loews Corp. ............ (294) (16,926) (88.1)
LPL Financial Holdings, Inc. .. (319) (66,620) (346.9)
M&T Bank Corp. .......... (137) (17,235) (89.7)
Markel Corp. ............ (67) (91,692) (477.4)
MarketAxess Holdings, Inc. .. (249) (79,274) (412.8)
Marriott International, Inc., Class
A .................. (486) (82,299) (428.5)
Martin Marietta Materials, Inc. . (311) (112,955) (588.1)
Shares Value
% of Basket
Value
United States (continued)
Marvell Technology, Inc. ..... (8,017) $ (316,511) (1,648.0) %
Masco Corp. ............ (643) (34,407) (179.1)
McCormick & Co., Inc. (Non-
Voting) .............. (772) (67,820) (353.1)
Micron Technology, Inc. ..... (1,620) (104,263) (542.9)
Moderna, Inc. ............ (558) (74,153) (386.1)
Mohawk Industries, Inc. ..... (394) (41,725) (217.2)
Molina Healthcare, Inc. ..... (89) (26,512) (138.0)
Motorola Solutions, Inc. ..... (979) (285,281) (1,485.4)
Nasdaq, Inc. ............ (1,681) (93,077) (484.6)
Newell Brands, Inc. ........ (5,549) (67,420) (351.0)
NextEra Energy, Inc. ....... (873) (66,898) (348.3)
Northern Trust Corp. ....... (253) (19,774) (103.0)
Novocure Ltd. ............ (448) (29,523) (153.7)
ONEOK, Inc. ............ (2,110) (138,015) (718.6)
PACCAR, Inc. ........... (747) (55,793) (290.5)
Palantir Technologies, Inc., Class
A .................. (5,496) (42,594) (221.8)
Paramount Global, Class B ... (189) (4,409) (23.0)
Pentair plc .............. (2,905) (168,722) (878.5)
PerkinElmer, Inc. ......... (1,625) (212,046) (1,104.1)
Pfizer, Inc. .............. (411) (15,984) (83.2)
Plug Power, Inc. .......... (15,531) (140,245) (730.2)
PNC Financial Services Group,
Inc. (The) ............ (804) (104,721) (545.2)
Pool Corp. .............. (185) (64,994) (338.4)
PPG Industries, Inc. ....... (505) (70,831) (368.8)
Progressive Corp. (The) ..... (1,165) (158,906) (827.4)
Public Service Enterprise Group,
Inc. ................. (1,092) (69,014) (359.3)
Quanta Services, Inc. ...... (644) (109,248) (568.8)
Raymond James Financial, Inc. (236) (21,365) (111.2)
Regeneron Pharmaceuticals,
Inc. ................. (96) (76,972) (400.8)
Regions Financial Corp. ..... (1,326) (24,213) (126.1)
Repligen Corp. ........... (274) (41,547) (216.3)
Republic Services, Inc. ..... (907) (131,170) (683.0)
Rivian Automotive, Inc., Class A (2,355) (30,191) (157.2)
ROBLOX Corp., Class A ..... (792) (28,195) (146.8)
Roper Technologies, Inc. .... (90) (40,930) (213.1)
Royalty Pharma plc, Class A .. (3,539) (124,396) (647.7)
RPM International, Inc. ..... (833) (68,331) (355.8)
Sanofi ................. (465) (50,112) (260.9)
Sealed Air Corp. .......... (531) (25,483) (132.7)
Sensata Technologies Holding
plc ................. (1,392) (60,482) (314.9)
Sherwin-Williams Co. (The) .. (339) (80,526) (419.3)
Skyworks Solutions, Inc. .... (651) (68,941) (359.0)
Snap, Inc., Class A ........ (4,279) (37,270) (194.1)
Snowflake, Inc., Class A ..... (647) (95,808) (498.8)
SolarEdge Technologies, Inc. . (618) (176,519) (919.1)
Southern Co. (The) ........ (1,935) (142,319) (741.0)
Stanley Black & Decker, Inc. .. (1,665) (143,756) (748.5)
STERIS plc ............. (615) (115,958) (603.8)
Swiss Re AG ............ (1,448) (145,819) (759.2)
Sysco Corp. ............. (550) (42,207) (219.8)
Take-Two Interactive Software,
Inc. ................. (3,549) (441,105) (2,296.7)
Targa Resources Corp. ..... (1,414) (106,799) (556.1)
Teledyne Technologies, Inc. .. (428) (177,363) (923.5)
Teleflex, Inc. ............. (132) (35,973) (187.3)
Tesla, Inc. .............. (139) (22,839) (118.9)
Texas Pacific Land Corp. .... (16) (23,642) (123.1)
Thermo Fisher Scientific, Inc. . (257) (142,609) (742.5)
T-Mobile US, Inc. ......... (3,701) (532,574) (2,772.9)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Toast, Inc., Class A ........ (3,043) $ (55,383) (288.4) %
Tractor Supply Co. ........ (84) (20,026) (104.3)
Trade Desk, Inc. (The), Class A (340) (21,876) (113.9)
Tradeweb Markets, Inc., Class A (786) (55,342) (288.1)
TransUnion ............. (1,786) (122,895) (639.9)
Travelers Cos., Inc. (The) .... (141) (25,541) (133.0)
Truist Financial Corp. ....... (2,547) (82,981) (432.1)
Twilio, Inc., Class A ........ (342) (17,993) (93.7)
Tyler Technologies, Inc. ..... (563) (213,394) (1,111.1)
Tyson Foods, Inc., Class A ... (534) (33,370) (173.7)
Union Pacific Corp. ........ (296) (57,927) (301.6)
United Therapeutics Corp. ... (255) (58,683) (305.5)
UnitedHealth Group, Inc. .... (147) (72,337) (376.6)
Unity Software, Inc. ........ (599) (16,155) (84.1)
Vail Resorts, Inc. .......... (118) (28,381) (147.8)
Verizon Communications, Inc. . (4,306) (167,202) (870.6)
VF Corp. ............... (1,059) (24,897) (129.6)
W R Berkley Corp. ........ (1,189) (70,056) (364.8)
Walt Disney Co. (The) ...... (533) (54,633) (284.5)
Warner Bros Discovery, Inc. .. (3,590) (48,860) (254.4)
Waste Connections, Inc. ..... (1,374) (191,192) (995.5)
Waste Management, Inc. .... (1,203) (199,758) (1,040.1)
Webster Financial Corp. ..... (543) (20,254) (105.5)
WEC Energy Group, Inc. .... (1,251) (120,309) (626.4)
Western Digital Corp. ....... (922) (31,754) (165.3)
Williams Cos., Inc. (The) .... (8,597) (260,145) (1,354.5)
Xcel Energy, Inc. .......... (1,523) (106,473) (554.4)
Zebra Technologies Corp., Class
A .................. (170) (48,965) (254.9)
(18,773,189)
Zambia
First Quantum Minerals Ltd. .. (3,223) (78,312) (407.7)
Total Reference Entity — Short ............ (48,087,068)
Net Value of Reference Entity — Goldman Sachs
Bank USA ........................... $ 19,206
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date June 12, 2023:
Reference Entity — Long
Common Stocks
Canada
AltaGas Ltd. ............. 6,034 105,551 468.8
ARC Resources Ltd. ....... 4,104 50,980 226.4
Bank of Nova Scotia (The) ... 399 19,917 88.5
Canadian Apartment Properties
REIT ................ 2,210 80,955 359.6
Canadian Imperial Bank of
Commerce ........... 7,601 318,660 1,415.4
Canadian Utilities Ltd., Class A 1,244 35,965 159.7
CGI, Inc. ............... 339 34,407 152.8
Element Fleet Management
Corp. ............... 3,042 39,786 176.7
Empire Co. Ltd., Class A .... 10,488 281,620 1,250.9
FirstService Corp. ......... 149 22,413 99.6
Franco-Nevada Corp. ...... 116 17,601 78.2
George Weston Ltd. ....... 732 98,288 436.6
Hydro One Ltd. ........... 2,066 60,508 268.8
iA Financial Corp., Inc. ...... 1,224 82,130 364.8
Imperial Oil Ltd. .......... 1,232 62,798 278.9
Kinross Gold Corp. ........ 19,810 99,865 443.6
Manulife Financial Corp. ..... 14,036 277,125 1,230.9
Shares Value
% of Basket
Value
Canada (continued)
Onex Corp. ............. 1,405 $ 64,699 287.4%
Open Text Corp. .......... 1,602 60,670 269.5
Power Corp. of Canada ..... 1,738 46,553 206.8
Sun Life Financial, Inc. ...... 331 16,237 72.1
TFI International, Inc. ....... 343 36,967 164.2
Toromont Industries Ltd. ..... 1,564 126,381 561.3
Toronto-Dominion Bank (The) . 942 57,062 253.5
2,097,138
South Korea
HDC Holdings Co. Ltd. ...... 1 5 0.0
(a)
United States
Fortive Corp. ............ 1 63 0.3
Total Reference Entity — Long ............ 2,097,206
Reference Entity — Short
Common Stocks
Canada
Air Canada ............. (3,965) (55,487) (246.5)
Algonquin Power & Utilities
Corp. ............... (5,576) (47,412) (210.6)
Brookfield Asset Management
Ltd., Class A .......... (491) (16,460) (73.1)
Brookfield Corp., Class A .... (1,389) (45,068) (200.2)
CAE, Inc. ............... (1,785) (40,170) (178.4)
Cameco Corp. ........... (2,341) (64,363) (285.9)
CCL Industries, Inc., Class B .. (2,707) (127,293) (565.4)
Emera, Inc. ............. (6,980) (297,005) (1,319.2)
GFL Environmental, Inc. ..... (14,320) (520,122) (2,310.2)
Ivanhoe Mines Ltd., Class A .. (9,312) (80,759) (358.7)
Keyera Corp. ............ (34) (800) (3.6)
Pan American Silver Corp. ... (12,144) (216,196) (960.3)
Restaurant Brands International,
Inc. ................. (692) (48,512) (215.5)
Saputo, Inc. ............. (4,301) (111,362) (494.6)
TC Energy Corp. .......... (6,795) (282,412) (1,254.4)
(1,953,421)
United States
Lennar Corp., Class B ...... (1) (98) (0.5)
Zambia
First Quantum Minerals Ltd. .. (4,987) (121,173) (538.2)
Total Reference Entity — Short ............ (2,074,692)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 22,514
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Reference Entity — Long
Common Stocks
Australia
BHP Group Ltd. .......... 568 16,857 21.5
Cochlear Ltd. ............ 2,131 349,415 445.0
Rio Tinto Ltd. ............ 1,143 85,730 109.2
Sonic Healthcare Ltd. ...... 1,389 32,743 41.7
South32 Ltd. ............ 51,932 146,799 186.9
Telstra Group Ltd. ......... 61,322 177,909 226.6
809,453

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Austria
voestalpine AG ........... 26 $ 902 1.2%
Belgium
Anheuser-Busch InBev SA ... 513 33,355 42.5
Canada
ARC Resources Ltd. ....... 5,358 66,557 84.8
Bank of Montreal ......... 1,167 105,197 134.0
Bank of Nova Scotia (The) ... 1,241 61,947 78.9
Canadian National Railway Co. 2,159 257,356 327.8
Canadian Natural Resources
Ltd. ................ 1,387 84,519 107.6
Canadian Utilities Ltd., Class A 626 18,098 23.0
CGI, Inc. ............... 241 24,460 31.1
Constellation Software, Inc. .. 111 217,258 276.7
Dollarama, Inc. ........... 1,258 77,921 99.2
Element Fleet Management
Corp. ............... 5,793 75,766 96.5
Empire Co. Ltd., Class A .... 870 23,361 29.8
Franco-Nevada Corp. ...... 1,362 206,665 263.2
Gildan Activewear, Inc. ...... 4,747 154,584 196.9
Hydro One Ltd. ........... 13,560 397,137 505.8
iA Financial Corp., Inc. ...... 2,001 134,266 171.0
Imperial Oil Ltd. .......... 2,369 120,754 153.8
Manulife Financial Corp. ..... 9,552 188,594 240.2
Power Corp. of Canada ..... 5,879 157,470 200.5
Royal Bank of Canada ...... 1,544 153,289 195.2
Sun Life Financial, Inc. ...... 7,969 390,907 497.8
Suncor Energy, Inc. ........ 10,663 333,856 425.2
3,249,962
China
NXP Semiconductors NV .... 337 55,180 70.3
Denmark
Carlsberg A/S, Class B ..... 323 53,456 68.1
DSV A/S ............... 415 78,104 99.5
Genmab A/S ............ 145 59,590 75.9
191,150
Finland
Elisa OYJ .............. 2,290 142,212 181.1
Nokia OYJ .............. 12,991 54,967 70.0
Nordea Bank Abp ......... 2,065 22,941 29.2
Orion OYJ, Class B ........ 346 16,253 20.7
Stora Enso OYJ, Class R .... 3,158 40,065 51.0
276,438
France
Arkema SA ............. 965 95,480 121.6
BNP Paribas Issuance BV ... 2,220 143,442 182.7
Bureau Veritas SA ......... 3,310 95,444 121.6
Capgemini SE ........... 125 22,795 29.0
Cie de Saint-Gobain ....... 4,663 269,963 343.8
Credit Agricole SA ......... 3,314 40,509 51.6
Dassault Aviation SA ....... 225 43,969 56.0
Eiffage SA .............. 1,088 129,498 164.9
Engie SA ............... 3,025 48,413 61.7
Eurazeo SE ............. 2,273 162,301 206.7
Hermes International ....... 134 290,924 370.5
Kering SA .............. 34 21,773 27.7
La Francaise des Jeux SAEM . 262 11,198 14.3
Legrand SA ............. 91 8,614 11.0
L'Oreal SA .............. 235 112,311 143.0
Pernod Ricard SA ......... 45 10,393 13.2
Safran SA .............. 184 28,616 36.4
Vinci SA ............... 251 31,046 39.5
Shares Value
% of Basket
Value
France (continued)
Vivendi SE .............. 1,632 $ 17,927 22.8%
Wendel SE ............. 181 20,304 25.9
1,604,920
Germany
Allianz SE (Registered) ..... 200 50,221 64.0
Beiersdorf AG ............ 242 33,790 43.0
Carl Zeiss Meditec AG ...... 1,090 146,608 186.7
Deutsche Post AG ......... 1,310 63,011 80.2
E.ON SE ............... 2,587 34,220 43.6
HeidelbergCement AG ...... 360 27,267 34.7
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) 375 140,935 179.5
Rational AG ............. 100 72,427 92.2
Scout24 SE ............. 1,202 74,917 95.4
643,396
Ireland
CRH plc ............... 3,657 176,465 224.8
Israel
Bank Hapoalim BM ........ 1,142 9,838 12.5
Bezeq The Israeli
Telecommunication Corp. Ltd. 29,165 39,706 50.6
Check Point Software
Technologies Ltd. ....... 728 92,718 118.1
ICL Group Ltd. ........... 4,070 25,278 32.2
Israel Discount Bank Ltd., Class
A .................. 10,213 50,757 64.6
218,297
Italy
Enel SpA ............... 25,505 174,253 221.9
Mediobanca Banca di Credito
Finanziario SpA ........ 6,866 73,735 93.9
Snam SpA .............. 41,052 228,154 290.6
476,142
Japan
Astellas Pharma, Inc. ....... 3,100 46,700 59.5
Bridgestone Corp. ......... 1,600 64,253 81.8
Daiwa House Industry Co. Ltd. 4,400 112,149 142.8
Dentsu Group, Inc. ........ 700 25,224 32.1
FUJIFILM Holdings Corp. .... 2,500 130,300 165.9
Hamamatsu Photonics KK ... 2,500 132,535 168.8
Hankyu Hanshin Holdings, Inc. 2,700 84,298 107.4
Hitachi Ltd. ............. 600 33,189 42.3
Hoya Corp. ............. 800 83,884 106.8
Hulic Co. Ltd. ............ 3,200 27,552 35.1
Isuzu Motors Ltd. ......... 3,700 43,693 55.6
Japan Post Insurance Co. Ltd. 5,400 87,691 111.7
Japan Tobacco, Inc. ....... 11,200 240,989 306.9
Kajima Corp. ............ 8,600 113,783 144.9
KDDI Corp. ............. 6,300 196,674 250.5
Kirin Holdings Co. Ltd. ...... 2,600 42,238 53.8
Komatsu Ltd. ............ 3,500 87,045 110.9
MEIJI Holdings Co. Ltd. ..... 5,100 123,062 156.7
Mitsubishi Electric Corp. ..... 5,600 69,434 88.4
Mitsubishi HC Capital, Inc. ... 31,200 161,951 206.3
Mitsubishi Heavy Industries Ltd. 700 26,544 33.8
Mitsui & Co. Ltd. .......... 2,200 68,681 87.5
Mitsui Chemicals, Inc. ...... 100 2,530 3.2
NEC Corp. .............. 2,200 84,602 107.7
NGK Insulators Ltd. ........ 9,600 120,498 153.5
Nippon Express Holdings, Inc. . 1,500 88,023 112.1
Nippon Steel Corp. ........ 2,000 42,715 54.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Japan (continued)
Nippon Telegraph & Telephone
Corp. ............... 8,100 $ 247,163 314.8%
Nissan Chemical Corp. ..... 3,400 151,103 192.4
Nissin Foods Holdings Co. Ltd. 400 38,565 49.1
Nitto Denko Corp. ......... 7,800 504,256 642.2
Oji Holdings Corp. ......... 6,000 23,578 30.0
Omron Corp. ............ 500 29,330 37.4
Ono Pharmaceutical Co. Ltd. . 3,800 76,513 97.4
ORIX Corp. ............. 4,500 76,556 97.5
Osaka Gas Co. Ltd. ........ 7,300 120,751 153.8
Ricoh Co. Ltd. ........... 3,500 28,979 36.9
Secom Co. Ltd. ........... 1,600 102,454 130.5
Seiko Epson Corp. ........ 1,600 24,470 31.2
Sekisui Chemical Co. Ltd. .... 8,500 120,976 154.1
Shin-Etsu Chemical Co. Ltd. .. 700 19,975 25.4
Shionogi & Co. Ltd. ........ 2,300 102,958 131.1
Shiseido Co. Ltd. ......... 500 25,063 31.9
SoftBank Corp. ........... 1,900 21,392 27.2
Subaru Corp. ............ 2,700 44,069 56.1
Sumitomo Corp. .......... 2,300 41,223 52.5
Sumitomo Mitsui Financial
Group, Inc. ........... 700 28,612 36.4
Sysmex Corp. ........... 400 25,729 32.8
TDK Corp. .............. 4,400 151,267 192.6
Terumo Corp. ............ 800 23,957 30.5
Tokyo Gas Co. Ltd. ........ 600 12,290 15.7
TOPPAN, Inc. ............ 5,300 112,671 143.5
Tosoh Corp. ............. 2,300 30,729 39.1
Toyota Industries Corp. ..... 800 46,494 59.2
USS Co. Ltd. ............ 2,500 42,010 53.5
Yakult Honsha Co. Ltd. ..... 300 22,564 28.7
ZOZO, Inc. .............. 1,700 35,775 45.6
4,671,709
Netherlands
ING Groep NV ........... 2,006 24,879 31.7
Koninklijke KPN NV ........ 9,573 34,912 44.5
Koninklijke Philips NV ...... 299 6,312 8.0
Randstad NV ............ 648 35,210 44.8
101,313
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 2,921 50,104 63.8
Spark New Zealand Ltd. ..... 8,384 27,165 34.6
77,269
Norway
DNB Bank ASA ........... 3,595 63,236 80.5
Equinor ASA ............ 914 26,315 33.5
Norsk Hydro ASA ......... 5,819 42,822 54.5
132,373
Portugal
Galp Energia SGPS SA ..... 1,845 22,294 28.4
Jeronimo Martins SGPS SA .. 3,195 80,627 102.7
102,921
Singapore
DBS Group Holdings Ltd. .... 2,400 59,304 75.5
Oversea-Chinese Banking Corp.
Ltd. ................ 8,600 81,364 103.6
Singapore Airlines Ltd. ...... 36,700 161,417 205.6
United Overseas Bank Ltd. ... 3,100 65,838 83.8
367,923
Shares Value
% of Basket
Value
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 19,751 $ 144,597 184.2%
Naturgy Energy Group SA ... 823 25,625 32.6
Repsol SA .............. 6,637 97,495 124.2
267,717
Sweden
Assa Abloy AB, Class B ..... 4,926 117,367 149.5
Epiroc AB, Class A ........ 1,836 36,781 46.8
Industrivarden AB, Class C ... 2,857 81,586 103.9
Indutrade AB ............ 2,616 62,815 80.0
Investor AB, Class B ....... 4,869 104,602 133.2
Sandvik AB ............. 985 20,064 25.6
Skanska AB, Class B ....... 1,357 22,196 28.3
Swedbank AB, Class A ...... 2,084 36,213 46.1
481,624
Switzerland
Baloise Holding AG (Registered) 92 15,400 19.6
Chocoladefabriken Lindt &
Spruengli AG .......... 2 24,694 31.5
Cie Financiere Richemont SA
(Registered) ........... 483 79,840 101.7
Clariant AG (Registered) .... 5,091 84,919 108.2
Kuehne + Nagel International AG
(Registered) ........... 267 79,100 100.7
Partners Group Holding AG .. 19 18,444 23.5
Sika AG (Registered) ....... 74 20,441 26.0
Swatch Group AG (The) ..... 66 22,642 28.8
Swiss Life Holding AG
(Registered) ........... 35 23,102 29.4
Swisscom AG (Registered) ... 166 113,967 145.1
UBS Group AG (Registered) .. 4,157 84,606 107.8
VAT Group AG ........... 83 29,282 37.3
596,437
United Kingdom
3i Group plc ............. 2,055 45,722 58.2
Associated British Foods plc .. 3,773 92,961 118.4
Auto Trader Group plc ...... 24,072 192,503 245.2
Barclays plc ............. 51,241 103,220 131.5
BP plc ................. 10,069 67,553 86.0
CK Hutchison Holdings Ltd. .. 15,000 100,281 127.7
Coca-Cola Europacific Partners
plc ................. 393 25,337 32.3
Dowlais Group plc ......... 3,599 5,998 7.6
J Sainsbury plc ........... 7,051 24,502 31.2
Johnson Matthey plc ....... 998 24,654 31.4
London Stock Exchange Group
plc ................. 212 22,259 28.3
Melrose Industries plc ...... 3,599 18,499 23.6
NatWest Group plc ........ 6,476 21,333 27.2
Sage Group plc (The) ...... 7,719 79,605 101.4
SSE plc ................ 939 21,666 27.6
St James's Place plc ....... 9,172 139,489 177.6
Taylor Wimpey plc ......... 43,905 70,857 90.2
Tesco plc ............... 19,263 68,103 86.7
United Utilities Group plc .... 1,887 25,634 32.6
WPP plc ............... 2,524 29,416 37.5
1,179,592
United States
Adobe, Inc. ............. 136 51,348 65.4
AECOM ............... 253 21,012 26.8
Agilent Technologies, Inc. .... 471 63,788 81.2
Airbnb, Inc., Class A ....... 336 40,209 51.2

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Allegion plc ............. 720 $ 79,546 101.3%
American Express Co. ...... 224 36,140 46.0
American International Group,
Inc. ................. 3,444 182,670 232.6
AMETEK, Inc. ........... 2,140 295,170 375.9
Amgen, Inc. ............. 153 36,680 46.7
AO Smith Corp. .......... 764 52,174 66.4
Apple, Inc. .............. 474 80,428 102.4
Applied Materials, Inc. ...... 258 29,162 37.1
Arch Capital Group Ltd. ..... 1,340 100,594 128.1
Atlassian Corp., Class A ..... 120 17,719 22.6
Autodesk, Inc. ........... 7 1,364 1.7
Automatic Data Processing, Inc. 466 102,520 130.6
AutoZone, Inc. ........... 39 103,869 132.3
Bank of New York Mellon Corp.
(The) ............... 846 36,031 45.9
Berkshire Hathaway, Inc., Class
B .................. 66 21,684 27.6
Best Buy Co., Inc. ......... 660 49,183 62.6
Booking Holdings, Inc. ...... 54 145,061 184.7
Boston Scientific Corp. ...... 1,480 77,138 98.2
Bristol-Myers Squibb Co. .... 1,481 98,886 125.9
Carlyle Group, Inc. (The) .... 404 12,253 15.6
Carrier Global Corp. ....... 2,133 89,202 113.6
Caterpillar, Inc. ........... 14 3,063 3.9
Chipotle Mexican Grill, Inc. ... 25 51,691 65.8
Cigna Group (The) ........ 65 16,464 21.0
Cintas Corp. ............. 416 189,600 241.5
Citigroup, Inc. ............ 970 45,658 58.1
Coca-Cola Co. (The) ....... 3,316 212,721 270.9
Consolidated Edison, Inc. .... 1,081 106,446 135.6
Copart, Inc. ............. 3,488 275,726 351.2
CSX Corp. .............. 3,535 108,312 137.9
Cummins, Inc. ........... 353 82,969 105.7
Darden Restaurants, Inc. .... 140 21,270 27.1
Dell Technologies, Inc., Class C 549 23,876 30.4
Delta Air Lines, Inc. ........ 783 26,865 34.2
Diamondback Energy, Inc. ... 333 47,353 60.3
Discover Financial Services .. 2,000 206,940 263.5
DocuSign, Inc. ........... 114 5,636 7.2
Dropbox, Inc., Class A ...... 7,210 146,651 186.8
DuPont de Nemours, Inc. .... 8,770 611,444 778.7
Eastman Chemical Co. ..... 253 21,320 27.2
Eaton Corp. plc ........... 393 65,678 83.6
eBay, Inc. .............. 4,707 218,546 278.3
Edison International ........ 2,638 194,157 247.3
Edwards Lifesciences Corp. .. 1,780 156,604 199.4
EOG Resources, Inc. ....... 623 74,430 94.8
Estee Lauder Cos., Inc. (The),
Class A .............. 202 49,837 63.5
Etsy, Inc. ............... 831 83,956 106.9
Evergy, Inc. ............. 1,388 86,209 109.8
Exelon Corp. ............ 383 16,255 20.7
Expedia Group, Inc. ........ 727 68,309 87.0
Expeditors International of
Washington, Inc. ........ 717 81,623 104.0
F5, Inc. ................ 469 63,015 80.3
Fair Isaac Corp. .......... 32 23,294 29.7
FirstEnergy Corp. ......... 1,784 71,003 90.4
Fortive Corp. ............ 296 18,675 23.8
Fortune Brands Innovations, Inc. 1,144 74,005 94.3
Gilead Sciences, Inc. ....... 1,087 89,362 113.8
Graco, Inc. .............. 707 56,058 71.4
GSK plc ............... 3,921 70,708 90.1
Shares Value
% of Basket
Value
United States (continued)
Hartford Financial Services
Group, Inc. (The) ....... 1,871 $ 132,822 169.2%
HCA Healthcare, Inc. ....... 281 80,740 102.8
Henry Schein, Inc. ......... 597 48,244 61.4
Hershey Co. (The) ........ 8 2,184 2.8
Hewlett Packard Enterprise Co. 1,517 21,723 27.7
Hologic, Inc. ............. 1,595 137,186 174.7
Honeywell International, Inc. .. 111 22,182 28.3
HP, Inc. ................ 2,822 83,842 106.8
IDEXX Laboratories, Inc. .... 150 73,824 94.0
Illinois Tool Works, Inc. ...... 253 61,211 78.0
Incyte Corp. ............. 2,486 184,983 235.6
Interpublic Group of Cos., Inc.
(The) ............... 2,948 105,332 134.1
Intuitive Surgical, Inc. ...... 349 105,126 133.9
Invesco Ltd. ............. 3,240 55,501 70.7
Jazz Pharmaceuticals plc .... 154 21,632 27.6
JB Hunt Transport Services, Inc. 248 43,472 55.4
Johnson & Johnson ........ 161 26,356 33.6
Juniper Networks, Inc. ...... 964 29,065 37.0
KKR & Co., Inc. .......... 505 26,800 34.1
KLA Corp. .............. 276 106,685 135.9
Knight-Swift Transportation
Holdings, Inc. .......... 764 43,028 54.8
Lam Research Corp. ....... 56 29,348 37.4
Lennox International, Inc. .... 159 44,824 57.1
LKQ Corp. .............. 1,312 75,742 96.5
LyondellBasell Industries NV,
Class A .............. 1,030 97,448 124.1
McDonald's Corp. ......... 665 196,674 250.5
McKesson Corp. .......... 118 42,980 54.7
Medtronic plc ............ 167 15,189 19.3
MetLife, Inc. ............. 761 46,672 59.4
Mettler-Toledo International, Inc. 150 223,725 284.9
Microchip Technology, Inc. ... 1,039 75,837 96.6
Molson Coors Beverage Co.,
Class B .............. 1,645 97,845 124.6
Monolithic Power Systems, Inc. 41 18,941 24.1
Monster Beverage Corp. .... 1,836 102,816 130.9
Moody's Corp. ........... 145 45,402 57.8
Morgan Stanley .......... 205 18,444 23.5
MSCI, Inc. .............. 90 43,421 55.3
Nestle SA (Registered) ..... 352 45,158 57.5
NetApp, Inc. ............. 426 26,791 34.1
NIKE, Inc., Class B ........ 805 102,010 129.9
Nordson Corp. ........... 854 184,729 235.3
Nucor Corp. ............. 56 8,298 10.6
NVIDIA Corp. ............ 236 65,488 83.4
NVR, Inc. ............... 4 23,360 29.8
Old Dominion Freight Line, Inc. 130 41,651 53.0
Omnicom Group, Inc. ....... 570 51,625 65.7
O'Reilly Automotive, Inc. .... 98 89,896 114.5
Otis Worldwide Corp. ....... 352 30,026 38.2
Owens Corning ........... 1,338 142,912 182.0
Palo Alto Networks, Inc. ..... 166 30,288 38.6
Paychex, Inc. ............ 883 97,006 123.5
Paycom Software, Inc. ...... 250 72,593 92.5
PepsiCo, Inc. ............ 156 29,779 37.9
PPL Corp. .............. 6,762 194,205 247.3
Procter & Gamble Co. (The) .. 458 71,622 91.2
Prudential Financial, Inc. .... 2,102 182,874 232.9
PulteGroup, Inc. .......... 807 54,190 69.0
QUALCOMM, Inc. ......... 734 85,731 109.2
Reliance Steel & Aluminum Co. 248 61,454 78.3
Roche Holding AG ........ 307 96,134 122.4

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Rollins, Inc. ............. 636 $ 26,871 34.2%
S&P Global, Inc. .......... 147 53,299 67.9
Schneider Electric SE ...... 545 95,044 121.0
Sempra Energy .......... 133 20,680 26.3
Sirius XM Holdings, Inc. ..... 22,735 86,393 110.0
Snap-on, Inc. ............ 843 218,683 278.5
Splunk, Inc. ............. 798 68,820 87.6
Starbucks Corp. .......... 621 70,974 90.4
State Street Corp. ......... 142 10,261 13.1
Steel Dynamics, Inc. ....... 416 43,243 55.1
Stellantis NV ............ 1,506 24,979 31.8
Synchrony Financial ....... 913 26,943 34.3
Synopsys, Inc. ........... 151 56,069 71.4
Texas Instruments, Inc. ..... 612 102,326 130.3
TJX Cos., Inc. (The) ....... 360 28,375 36.1
Toro Co. (The) ........... 1,404 146,381 186.4
Uber Technologies, Inc. ..... 1,707 53,002 67.5
UGI Corp. .............. 2,527 85,615 109.0
Ulta Beauty, Inc. .......... 105 57,900 73.7
United Parcel Service, Inc., Class
B .................. 1,223 219,908 280.1
Veeva Systems, Inc., Class A . 278 49,784 63.4
VeriSign, Inc. ............ 657 145,723 185.6
Verisk Analytics, Inc. ....... 111 21,546 27.4
Vertex Pharmaceuticals, Inc. .. 160 54,517 69.4
Walmart, Inc. ............ 796 120,172 153.0
Waters Corp. ............ 127 38,146 48.6
Westinghouse Air Brake
Technologies Corp. ...... 825 80,578 102.6
Westlake Corp. ........... 480 54,614 69.6
WW Grainger, Inc. ......... 249 173,197 220.6
Xylem, Inc. .............. 254 26,375 33.6
Yum! Brands, Inc. ......... 2,395 336,689 428.8
Zimmer Biomet Holdings, Inc. . 31 4,292 5.5
12,566,025
Preferred Securities
Germany
Henkel AG & Co. KGaA
(Preference) .......... 608 49,156 62.6
Total Reference Entity — Long ............ 28,329,719
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd. .... (3,802) (61,738) (78.6)
ASX Ltd. ............... (1,736) (79,004) (100.6)
Aurizon Holdings Ltd. ...... (12,044) (27,384) (34.9)
Commonwealth Bank of
Australia ............. (1,737) (114,948) (146.4)
Computershare Ltd. ........ (687) (10,226) (13.0)
Glencore plc ............ (565) (3,335) (4.3)
IGO Ltd. ............... (11,547) (106,335) (135.4)
Insurance Australia Group Ltd. (14,233) (47,155) (60.1)
Lendlease Corp. Ltd. ....... (12,716) (63,153) (80.4)
REA Group Ltd. .......... (1,600) (150,478) (191.6)
SEEK Ltd. .............. (1,768) (28,847) (36.7)
Transurban Group ......... (1,946) (19,408) (24.7)
Treasury Wine Estates Ltd. ... (13,575) (125,747) (160.2)
Westpac Banking Corp. ..... (1) (15) (0.0)
(b)
Woodside Energy Group Ltd. . (2,154) (48,875) (62.3)
(886,648)
Shares Value
% of Basket
Value
Austria
Erste Group Bank AG ...... (414) $ (15,053) (19.2) %
Verbund AG ............. (926) (82,470) (105.0)
(97,523)
Belgium
D'ieteren Group .......... (158) (29,749) (37.9)
Umicore SA ............. (798) (26,195) (33.4)
(55,944)
Brazil
MercadoLibre, Inc. ........ (27) (34,492) (43.9)
Wheaton Precious Metals Corp. (392) (19,342) (24.7)
(53,834)
Canada
Agnico Eagle Mines Ltd. ..... (1,940) (110,055) (140.2)
Algonquin Power & Utilities
Corp. ............... (16,423) (139,641) (177.8)
Brookfield Asset Management
Ltd., Class A .......... (875) (29,334) (37.4)
Cameco Corp. ........... (5,903) (162,296) (206.7)
Canadian Pacific Kansas City
Ltd. ................ (2,063) (162,622) (207.1)
Canadian Tire Corp. Ltd., Class
A .................. (335) (43,916) (55.9)
Emera, Inc. ............. (4,064) (172,927) (220.2)
GFL Environmental, Inc. ..... (4,701) (170,747) (217.5)
IGM Financial, Inc. ........ (2,837) (87,067) (110.9)
Intact Financial Corp. ....... (513) (77,598) (98.8)
Ivanhoe Mines Ltd., Class A .. (31,350) (271,884) (346.3)
Keyera Corp. ............ (5,627) (132,405) (168.6)
Magna International, Inc. .... (1,356) (70,700) (90.0)
Northland Power, Inc. ...... (2,049) (50,301) (64.1)
Nutrien Ltd. ............. (52) (3,607) (4.6)
Nuvei Corp. ............. (2,118) (86,011) (109.5)
Pan American Silver Corp. ... (4,335) (77,175) (98.3)
Parkland Corp. ........... (5,280) (124,513) (158.6)
Restaurant Brands International,
Inc. ................. (265) (18,577) (23.7)
Ritchie Bros Auctioneers, Inc. . (1,256) (71,864) (91.5)
Rogers Communications, Inc.,
Class B .............. (4,059) (200,546) (255.4)
Teck Resources Ltd., Class B . (889) (41,410) (52.7)
TELUS Corp. ............ (11,185) (237,099) (302.0)
Thomson Reuters Corp. ..... (1,415) (186,070) (237.0)
TMX Group Ltd. .......... (660) (66,845) (85.1)
WSP Global, Inc. ......... (150) (19,797) (25.2)
(2,815,007)
China
Xinyi Glass Holdings Ltd. .... (21,000) (38,420) (48.9)
Denmark
Coloplast A/S, Class B ...... (991) (142,784) (181.8)
Demant A/S ............. (745) (31,928) (40.7)
Orsted A/S .............. (227) (20,373) (26.0)
ROCKWOOL A/S, Class B ... (58) (14,048) (17.9)
Vestas Wind Systems A/S ... (1,683) (46,570) (59.3)
(255,703)
Finland
Kone OYJ, Class B ........ (2,544) (145,137) (184.8)
UPM-Kymmene OYJ ....... (4,211) (134,291) (171.0)
(279,428)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
France
Accor SA ............... (649) $ (23,025) (29.3) %
Aeroports de Paris ........ (577) (91,689) (116.8)
Cie Generale des Etablissements
Michelin SCA .......... (1,833) (58,377) (74.3)
Edenred ............... (423) (27,484) (35.0)
EssilorLuxottica SA ........ (358) (70,877) (90.3)
Getlink SE .............. (3,412) (63,768) (81.2)
Renault SA ............. (4,379) (162,649) (207.1)
Sartorius Stedim Biotech .... (150) (40,185) (51.2)
SEB SA ................ (972) (111,451) (141.9)
(649,505)
Germany
adidas AG .............. (190) (33,460) (42.6)
Aroundtown SA ........... (15,647) (21,317) (27.1)
Bayer AG (Registered) ...... (572) (37,750) (48.1)
Bechtle AG ............. (917) (42,649) (54.3)
Commerzbank AG ......... (1,688) (18,759) (23.9)
Deutsche Telekom AG
(Registered) ........... (1,000) (24,110) (30.7)
Fresenius Medical Care AG &
Co. KGaA ............ (2,558) (124,124) (158.1)
Fresenius SE & Co. KGaA ... (1,584) (45,895) (58.4)
Hannover Rueck SE ....... (647) (138,237) (176.1)
LEG Immobilien SE ........ (1,177) (73,260) (93.3)
Puma SE ............... (476) (27,893) (35.5)
RWE AG ............... (2,747) (128,797) (164.0)
Siemens Healthineers AG .... (365) (22,749) (29.0)
Telefonica Deutschland Holding
AG ................. (26,189) (88,492) (112.7)
Vonovia SE ............. (3,861) (83,739) (106.6)
(911,231)
Hong Kong
Hang Seng Bank Ltd. ...... (1,400) (20,752) (26.4)
Techtronic Industries Co. Ltd. . (9,000) (97,366) (124.0)
(118,118)
Ireland
Kingspan Group plc ........ (2,549) (176,645) (225.0)
Italy
Davide Campari-Milano NV .. (9,443) (121,697) (155.0)
DiaSorin SpA ............ (816) (88,628) (112.9)
Infrastrutture Wireless Italiane
SpA ................ (2,904) (40,306) (51.3)
Nexi SpA ............... (9,431) (78,200) (99.6)
Terna - Rete Elettrica Nazionale (7,918) (68,536) (87.3)
(397,367)
Japan
Aeon Co. Ltd. ............ (4,400) (89,681) (114.2)
Aisin Corp. .............. (900) (26,416) (33.6)
Asahi Intecc Co. Ltd. ....... (2,400) (43,431) (55.3)
Bandai Namco Holdings, Inc. . (1,900) (43,159) (55.0)
Canon, Inc. ............. (1,400) (33,344) (42.5)
CyberAgent, Inc. .......... (5,900) (51,487) (65.6)
Dai Nippon Printing Co. Ltd. .. (800) (22,997) (29.3)
Daikin Industries Ltd. ....... (200) (36,326) (46.3)
Daito Trust Construction Co. Ltd. (800) (75,822) (96.6)
East Japan Railway Co. ..... (2,100) (120,165) (153.0)
Eisai Co. Ltd. ............ (300) (17,311) (22.0)
FANUC Corp. ............ (1,500) (50,657) (64.5)
Fujitsu Ltd. .............. (300) (39,983) (50.9)
GMO Payment Gateway, Inc. . (700) (54,748) (69.7)
Iida Group Holdings Co. Ltd. .. (6,400) (113,788) (144.9)
ITOCHU Corp. ........... (4,600) (152,604) (194.3)
Shares Value
% of Basket
Value
Japan (continued)
Itochu Techno-Solutions Corp. . (2,500) $ (64,739) (82.4) %
Japan Airlines Co. Ltd. ...... (1,600) (30,523) (38.9)
Japan Exchange Group, Inc. .. (9,600) (155,883) (198.5)
Kansai Electric Power Co., Inc.
(The) ............... (7,300) (78,801) (100.4)
Keio Corp. .............. (700) (25,998) (33.1)
Keisei Electric Railway Co. Ltd. (1,900) (67,049) (85.4)
Kintetsu Group Holdings Co.
Ltd. ................ (5,600) (189,041) (240.8)
Koei Tecmo Holdings Co. Ltd. . (8,500) (156,313) (199.1)
Koito Manufacturing Co. Ltd. .. (1,600) (30,950) (39.4)
Konami Group Corp. ....... (1,500) (73,806) (94.0)
Kyocera Corp. ........... (1,000) (52,488) (66.8)
Lixil Corp. .............. (1,700) (26,760) (34.1)
Makita Corp. ............ (2,900) (81,811) (104.2)
Mitsubishi Chemical Group
Corp. ............... (27,500) (161,333) (205.5)
MS&AD Insurance Group
Holdings, Inc. .......... (900) (29,540) (37.6)
NIDEC Corp. ............ (600) (29,689) (37.8)
Nintendo Co. Ltd. ......... (4,000) (169,110) (215.4)
Nippon Paint Holdings Co. Ltd. (3,000) (27,067) (34.5)
Nissan Motor Co. Ltd. ...... (41,300) (150,598) (191.8)
Nitori Holdings Co. Ltd. ..... (900) (114,602) (146.0)
Nomura Research Institute Ltd. (2,700) (67,931) (86.5)
NTT Data Corp. .......... (16,600) (225,480) (287.2)
Odakyu Electric Railway Co. Ltd. (10,900) (152,255) (193.9)
Rakuten Group, Inc. ....... (38,700) (193,034) (245.8)
Renesas Electronics Corp. ... (7,100) (92,530) (117.8)
Resona Holdings, Inc. ...... (7,000) (34,888) (44.4)
SBI Holdings, Inc. ......... (1,300) (25,390) (32.3)
SCSK Corp. ............. (9,500) (143,429) (182.7)
Sharp Corp. ............. (45,500) (324,279) (413.0)
Shimano, Inc. ............ (200) (30,931) (39.4)
Shizuoka Financial Group, Inc. (3,700) (27,889) (35.5)
Sompo Holdings, Inc. ...... (1,600) (66,767) (85.0)
Sony Group Corp. ......... (900) (81,426) (103.7)
Square Enix Holdings Co. Ltd. . (2,800) (137,786) (175.5)
SUMCO Corp. ........... (3,300) (45,446) (57.9)
Sumitomo Chemical Co. Ltd. .. (19,600) (66,233) (84.3)
Sumitomo Metal Mining Co. Ltd. (2,400) (88,581) (112.8)
T&D Holdings, Inc. ........ (3,500) (42,862) (54.6)
Taisei Corp. ............. (1,300) (44,214) (56.3)
Tobu Railway Co. Ltd. ...... (1,800) (45,946) (58.5)
Toho Co. Ltd. ............ (1,900) (75,480) (96.1)
Tokio Marine Holdings, Inc. ... (3,200) (64,343) (81.9)
Tokyu Corp. ............. (18,900) (266,793) (339.8)
Toshiba Corp. ............ (1,500) (48,330) (61.5)
Toyota Motor Corp. ........ (5,400) (74,142) (94.4)
West Japan Railway Co. .... (1,600) (69,347) (88.3)
Yamaha Corp. ........... (600) (23,646) (30.1)
Yamato Holdings Co. Ltd. .... (2,800) (48,097) (61.3)
Yaskawa Electric Corp. ..... (500) (20,363) (25.9)
Z Holdings Corp. .......... (44,600) (122,170) (155.6)
(5,438,028)
Luxembourg
Eurofins Scientific SE ...... (1,973) (137,814) (175.5)
Netherlands
Adyen NV .............. (15) (24,103) (30.7)
Aegon NV .............. (21,408) (97,679) (124.4)
Akzo Nobel NV ........... (2,024) (167,908) (213.8)
Argenx SE .............. (340) (131,154) (167.0)
Heineken NV ............ (650) (74,636) (95.1)
IMCD NV ............... (164) (24,689) (31.4)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
Netherlands (continued)
Koninklijke DSM NV ....... (652) $ (85,593) (109.0) %
OCI NV ................ (783) (20,632) (26.3)
Universal Music Group NV ... (1,274) (27,834) (35.5)
(654,228)
New Zealand
Auckland International Airport
Ltd. ................ (4,278) (23,424) (29.8)
Xero Ltd. ............... (559) (34,896) (44.5)
(58,320)
Norway
Gjensidige Forsikring ASA ... (4,186) (72,919) (92.9)
Kongsberg Gruppen ASA .... (630) (28,297) (36.0)
Orkla ASA .............. (7,456) (53,592) (68.2)
Salmar ASA ............. (2,213) (98,320) (125.2)
Telenor ASA ............. (1,703) (21,250) (27.0)
(274,378)
Portugal
EDP - Energias de Portugal SA (20,603) (113,523) (144.6)
Singapore
CapitaLand Ascott Trust ..... (1,659) (1,347) (1.7)
Capitaland Investment Ltd. ... (29,100) (81,458) (103.7)
Singapore Technologies
Engineering Ltd. ........ (90,300) (245,826) (313.1)
Venture Corp. Ltd. ......... (1,700) (21,620) (27.5)
(350,251)
South Africa
Anglo American plc ........ (3,522) (108,528) (138.2)
South Korea
Delivery Hero SE ......... (1,451) (57,998) (73.9)
Spain
Cellnex Telecom SA ....... (4,033) (169,805) (216.3)
EDP Renovaveis SA ....... (6,730) (149,592) (190.5)
Ferrovial SA ............. (3,806) (119,331) (152.0)
Grifols SA .............. (1,783) (18,354) (23.4)
(457,082)
Sweden
Alfa Laval AB ............ (2,315) (84,931) (108.2)
Embracer Group AB ....... (11,419) (59,615) (75.9)
EQT AB ................ (1,843) (39,695) (50.6)
Holmen AB, Class B ....... (2,041) (77,211) (98.3)
Husqvarna AB, Class B ..... (6,679) (57,648) (73.4)
Svenska Cellulosa AB SCA,
Class B .............. (8,075) (110,787) (141.1)
(429,887)
Switzerland
ABB Ltd. (Registered) ...... (1,928) (69,550) (88.6)
Adecco Group AG (Registered) (3,047) (104,806) (133.5)
Bachem Holding AG, Class B . (337) (36,814) (46.9)
Banque Cantonale Vaudoise
(Registered) ........... (515) (54,191) (69.0)
Barry Callebaut AG (Registered) (39) (83,268) (106.0)
Lonza Group AG (Registered) . (161) (100,406) (127.9)
SIG Group AG ........... (1,135) (30,379) (38.7)
Swiss Prime Site AG
(Registered) ........... (242) (21,906) (27.9)
(501,320)
Shares Value
% of Basket
Value
United Kingdom
abrdn plc ............... (10,430) $ (27,950) (35.6) %
Admiral Group plc ......... (1,343) (39,033) (49.7)
AstraZeneca plc .......... (876) (128,915) (164.2)
Aviva plc ............... (5,147) (27,404) (34.9)
Berkeley Group Holdings plc .. (396) (22,161) (28.2)
Linde plc ............... (107) (39,531) (50.4)
National Grid plc .......... (1,902) (27,271) (34.7)
Persimmon plc ........... (6,174) (102,178) (130.1)
Reckitt Benckiser Group plc .. (645) (52,122) (66.4)
Rentokil Initial plc ......... (5,870) (46,733) (59.5)
Schroders plc ............ (6,196) (37,950) (48.3)
Severn Trent plc .......... (5,106) (188,072) (239.5)
Smith & Nephew plc ....... (3,400) (55,997) (71.3)
Standard Chartered plc ..... (3,384) (26,812) (34.2)
Vodafone Group plc ........ (281,301) (337,878) (430.3)
(1,160,007)
United States
3M Co. ................ (192) (20,394) (26.0)
Advance Auto Parts, Inc. .... (433) (54,354) (69.2)
Albemarle Corp. .......... (95) (17,619) (22.4)
Alcoa Corp. ............. (1,144) (42,488) (54.1)
Alnylam Pharmaceuticals, Inc. . (352) (70,118) (89.3)
Amazon.com, Inc. ......... (419) (44,184) (56.3)
Amcor plc .............. (3,977) (43,628) (55.6)
American Electric Power Co.,
Inc. ................. (498) (46,025) (58.6)
American Water Works Co., Inc. (573) (84,947) (108.2)
Amphenol Corp., Class A .... (1,295) (97,734) (124.5)
Analog Devices, Inc. ....... (246) (44,250) (56.4)
Apollo Global Management, Inc. (995) (63,073) (80.3)
Aptiv plc ............... (1,950) (200,577) (255.4)
Aramark ............... (3,320) (115,204) (146.7)
Arrow Electronics, Inc. ...... (183) (20,941) (26.7)
Arthur J Gallagher & Co. .... (436) (90,714) (115.5)
Aspen Technology, Inc. ..... (339) (60,003) (76.4)
Assurant, Inc. ............ (212) (26,104) (33.2)
Atmos Energy Corp. ....... (1,198) (136,740) (174.1)
Avantor, Inc. ............. (4,250) (82,790) (105.4)
Ball Corp. .............. (855) (45,469) (57.9)
Bentley Systems, Inc., Class B (3,761) (160,068) (203.9)
BILL Holdings, Inc. ........ (160) (12,290) (15.7)
BioMarin Pharmaceutical, Inc. . (2,176) (208,983) (266.1)
Bio-Rad Laboratories, Inc., Class
A .................. (79) (35,612) (45.4)
Bio-Techne Corp. ......... (275) (21,967) (28.0)
Boeing Co. (The) ......... (249) (51,488) (65.6)
Brown & Brown, Inc. ....... (876) (56,406) (71.8)
Bunge Ltd. .............. (599) (56,066) (71.4)
Caesars Entertainment, Inc. .. (852) (38,587) (49.1)
CarMax, Inc. ............ (851) (59,596) (75.9)
Carnival Corp. ........... (4,757) (43,812) (55.8)
Catalent, Inc. ............ (467) (23,406) (29.8)
CBRE Group, Inc., Class A ... (300) (22,998) (29.3)
CDW Corp. ............. (637) (108,029) (137.6)
Celanese Corp. .......... (718) (76,280) (97.1)
Ceridian HCM Holding, Inc. .. (1,175) (74,589) (95.0)
Charles River Laboratories
International, Inc. ....... (570) (108,368) (138.0)
Charles Schwab Corp. (The) .. (522) (27,269) (34.7)
Chesapeake Energy Corp. ... (662) (54,734) (69.7)
Church & Dwight Co., Inc. ... (568) (55,164) (70.3)
Citizens Financial Group, Inc. . (913) (28,248) (36.0)
Cleveland-Cliffs, Inc. ....... (3,815) (58,675) (74.7)
CMS Energy Corp. ........ (392) (24,406) (31.1)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Shares Value
% of Basket
Value
United States (continued)
Constellation Brands, Inc., Class
A .................. (214) $ (49,107) (62.5) %
Constellation Energy Corp. ... (674) (52,168) (66.4)
Cooper Cos., Inc. (The) ..... (284) (108,332) (138.0)
Coterra Energy, Inc. ....... (1,626) (41,626) (53.0)
Crowdstrike Holdings, Inc., Class
A .................. (418) (50,181) (63.9)
Crown Holdings, Inc. ....... (947) (81,234) (103.5)
CSL Ltd. ............... (529) (105,608) (134.5)
Darling Ingredients, Inc. ..... (2,550) (151,903) (193.5)
Datadog, Inc., Class A ...... (288) (19,405) (24.7)
DaVita, Inc. ............. (732) (66,144) (84.2)
Deere & Co. ............. (72) (27,217) (34.7)
Dollar General Corp. ....... (1) (221) (0.3)
Dominion Energy, Inc. ...... (3,088) (176,448) (224.7)
Duke Energy Corp. ........ (1,714) (169,480) (215.8)
Ecolab, Inc. ............. (155) (26,015) (33.1)
Elanco Animal Health, Inc. ... (4,784) (45,304) (57.7)
Entegris, Inc. ............ (2,197) (164,599) (209.6)
Erie Indemnity Co., Class A .. (128) (27,818) (35.4)
Essential Utilities, Inc. ...... (4,551) (194,328) (247.5)
Exact Sciences Corp. ...... (346) (22,168) (28.2)
Fifth Third Bancorp ........ (1,724) (45,169) (57.5)
First Republic Bank ........ (583) (2,046) (2.6)
FleetCor Technologies, Inc. ... (390) (83,429) (106.2)
Ford Motor Co. ........... (1,505) (17,879) (22.8)
Gartner, Inc. ............. (218) (65,936) (84.0)
Gen Digital, Inc. .......... (4,228) (74,709) (95.1)
Genuine Parts Co. ........ (186) (31,306) (39.9)
Globe Life, Inc. ........... (415) (45,036) (57.4)
Haleon plc .............. (9,088) (39,957) (50.9)
Hasbro, Inc. ............. (2,653) (157,111) (200.1)
Hess Corp. ............. (1,229) (178,279) (227.0)
Hormel Foods Corp. ....... (4,988) (201,715) (256.9)
Huntington Bancshares, Inc. .. (2,586) (28,963) (36.9)
Huntington Ingalls Industries,
Inc. ................. (190) (38,315) (48.8)
Illumina, Inc. ............ (98) (20,145) (25.7)
Ingersoll Rand, Inc. ........ (1,638) (93,399) (118.9)
Insulet Corp. ............ (67) (21,309) (27.1)
Intercontinental Exchange, Inc. (390) (42,483) (54.1)
International Paper Co. ..... (139) (4,602) (5.9)
Jack Henry & Associates, Inc. . (124) (20,254) (25.8)
Jacobs Solutions, Inc. ...... (176) (20,321) (25.9)
JM Smucker Co. (The) ...... (154) (23,779) (30.3)
Keurig Dr Pepper, Inc. ...... (6,095) (199,306) (253.8)
KeyCorp ............... (5,660) (63,732) (81.2)
Kimberly-Clark Corp. ....... (204) (29,558) (37.6)
Kraft Heinz Co. (The) ....... (1,701) (66,798) (85.1)
Kroger Co. (The) .......... (425) (20,668) (26.3)
Lear Corp. .............. (328) (41,872) (53.3)
Leidos Holdings, Inc. ....... (2,086) (194,540) (247.8)
Liberty Media Corp-Liberty
Formula One, Class C .... (5,502) (397,189) (505.8)
Live Nation Entertainment, Inc. (1,791) (121,394) (154.6)
Loews Corp. ............ (920) (52,964) (67.5)
M&T Bank Corp. .......... (265) (33,337) (42.5)
MarketAxess Holdings, Inc. .. (57) (18,147) (23.1)
Marriott International, Inc., Class
A .................. (427) (72,308) (92.1)
Martin Marietta Materials, Inc. . (158) (57,386) (73.1)
Marvell Technology, Inc. ..... (3,914) (154,525) (196.8)
Masco Corp. ............ (886) (47,410) (60.4)
Mohawk Industries, Inc. ..... (207) (21,921) (27.9)
MongoDB, Inc. ........... (246) (59,030) (75.2)
Shares Value
% of Basket
Value
United States (continued)
Motorola Solutions, Inc. ..... (388) $ (113,063) (144.0) %
Nasdaq, Inc. ............ (1,797) (99,500) (126.7)
Newell Brands, Inc. ........ (1,838) (22,332) (28.4)
Newmont Corp. .......... (137) (6,494) (8.3)
NextEra Energy, Inc. ....... (1,023) (78,392) (99.8)
Northern Trust Corp. ....... (688) (53,774) (68.5)
Occidental Petroleum Corp. .. (1,351) (83,127) (105.9)
Okta, Inc. ............... (2,809) (192,501) (245.2)
PACCAR, Inc. ........... (936) (69,910) (89.0)
Palantir Technologies, Inc., Class
A .................. (7,736) (59,954) (76.4)
Paramount Global, Class B ... (2,143) (49,996) (63.7)
Paylocity Holding Corp. ..... (439) (84,854) (108.1)
Pentair plc .............. (2,104) (122,200) (155.6)
PerkinElmer, Inc. ......... (475) (61,983) (78.9)
Plug Power, Inc. .......... (1,173) (10,592) (13.5)
PNC Financial Services Group,
Inc. (The) ............ (331) (43,113) (54.9)
Pool Corp. .............. (56) (19,674) (25.1)
Progressive Corp. (The) ..... (1,487) (202,827) (258.3)
PTC, Inc. ............... (175) (22,013) (28.0)
Regeneron Pharmaceuticals,
Inc. ................. (58) (46,504) (59.2)
Repligen Corp. ........... (130) (19,712) (25.1)
Republic Services, Inc. ..... (1,748) (252,796) (321.9)
Rivian Automotive, Inc., Class A (1,316) (16,871) (21.5)
Roper Technologies, Inc. .... (272) (123,700) (157.5)
RPM International, Inc. ..... (1,056) (86,624) (110.3)
Salesforce, Inc. ........... (440) (87,283) (111.2)
Sanofi ................. (474) (51,082) (65.1)
Seagate Technology Holdings
plc ................. (260) (15,280) (19.5)
Sealed Air Corp. .......... (905) (43,431) (55.3)
SolarEdge Technologies, Inc. . (355) (101,399) (129.1)
Southern Co. (The) ........ (1,026) (75,462) (96.1)
Stanley Black & Decker, Inc. .. (1,728) (149,196) (190.0)
STERIS plc ............. (97) (18,289) (23.3)
Swiss Re AG ............ (1,691) (170,290) (216.9)
Sysco Corp. ............. (272) (20,873) (26.6)
Targa Resources Corp. ..... (552) (41,693) (53.1)
Teledyne Technologies, Inc. .. (306) (126,806) (161.5)
Teleflex, Inc. ............. (886) (241,453) (307.5)
Tenaris SA .............. (3,636) (52,014) (66.2)
Tesla, Inc. .............. (224) (36,805) (46.9)
Toast, Inc., Class A ........ (1,973) (35,909) (45.7)
TransUnion ............. (1,460) (100,463) (127.9)
Travelers Cos., Inc. (The) .... (399) (72,275) (92.0)
Twilio, Inc., Class A ........ (1,702) (89,542) (114.0)
Tyler Technologies, Inc. ..... (317) (120,153) (153.0)
Union Pacific Corp. ........ (828) (162,040) (206.4)
UnitedHealth Group, Inc. .... (262) (128,928) (164.2)
US Bancorp ............. (767) (26,293) (33.5)
Vistra Corp. ............. (1,676) (39,989) (50.9)
Vulcan Materials Co. ....... (419) (73,375) (93.4)
W R Berkley Corp. ........ (855) (50,377) (64.2)
Warner Bros Discovery, Inc. .. (3,464) (47,145) (60.0)
Waste Connections, Inc. ..... (272) (37,849) (48.2)
WEC Energy Group, Inc. .... (592) (56,933) (72.5)
Williams Cos., Inc. (The) .... (2,081) (62,971) (80.2)
Wolfspeed, Inc. ........... (1,308) (60,887) (77.5)
Zoom Video Communications,
Inc., Class A ........... (243) (14,927) (19.0)
(11,655,848)

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Shares Value
% of Basket
Value
Zambia
First Quantum Minerals Ltd. .. (1,370) $ (33,288) (42.4) %
Preferred Securities
Germany
Porsche Automobil Holding SE
(Preference) .......... (534) (29,742) (37.9)
Sartorius AG (Preference) ... (143) (55,583) (70.8)
(85,325)
Shares Value
% of Basket
Value
Total Reference Entity — Short ............ $ (28,251,198)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 78,521
(a)
Rounds to less than 0.1%.
(b)
Amount is greater than (0.1)%.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4.81%
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.65
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations .............................. $ — $ 40,094,016 $ — $ 40,094,016
U.S. Treasury Obligations ................................... — 24,782,340 — 24,782,340
Short-Term Securities
Money Market Funds ...................................... 23,625,193 — — 23,625,193
U.S. Treasury Obligations ................................... — 68,867,164 — 68,867,164
Options Purchased
Interest rate contracts ...................................... — 83,775 — 83,775
$ 23,625,193 $ 133,827,295 $ — $ 157,452,488
Derivative Financial Instruments
(a)
Assets
Commodity contracts ....................................... $ 139,448 $ 838 $ — $ 140,286
Credit contracts ........................................... — 232,545 — 232,545

BlackRock Total Factor Fund

Consolidated Schedule of Investments
(unaudited) (continued)
April 30, 2023
Level 1 Level 2 Level 3 Total
Equity contracts ........................................... $ — $ 2,370,192 $ — $ 2,370,192
Foreign currency exchange contracts ............................ — 3,407,562 — 3,407,562
Interest rate contracts ....................................... 417,241 — — 417,241
Liabilities
Commodity contracts ....................................... (208,672) (169,025) — (377,697)
Equity contracts ........................................... (53,269) (783,015) — (836,284)
Foreign currency exchange contracts ............................ — (1,752,941) — (1,752,941)
Interest rate contracts ....................................... (1,793,796) — — (1,793,796)
$ (1,499,048) $ 3,306,156 $ — $ 1,807,108
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OMX Stockholm Nordic Exchange
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WTI West Texas Intermediate
Fair Value Hierarchy as of Period End (continued)